Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Government Bond Fund

Description	Face Amount (000)	Value (000)
U.S. Treasury Obligations [50.1%]
U.S. Treasury Notes
3.125%, 08/15/25	$500	$486
2.875%, 09/30/23	350	346
2.750%, 08/31/23	1,055	1,042
2.750%, 08/31/25	600	577
2.625%, 12/31/25	1,000	957
2.625%, 05/31/27	1,250	1,180
2.375%, 04/30/26	330	312
1.875%, 08/31/24	805	770
1.750%, 07/31/24	800	765
1.125%, 10/31/26	1,000	896
0.625%, 10/15/24	1,000	934
0.625%, 07/31/26	1,000	885
Total U.S. Treasury Obligations
(Cost $9,752)		9,150
U.S. Government Agency Obligations [38.6%]
FFCB
0.200%, 10/02/23	1,250	1,206
FNMA
2.625%, 09/06/24	1,400	1,359
2.500%, 02/05/24	1,445	1,411
2.125%, 04/24/26	955	896
1.625%, 01/07/25	1,280	1,210
Tennessee Valley Authority
2.875%, 09/15/24	1,000	970
Total U.S. Government Agency Obligations
(Cost $7,430)		7,052
U.S. Government Mortgage-Backed Obligations [7.4%]
FHLMC, Ser 2016-4635, Cl EG, Pool FHR 4635 EG
2.500%, 12/15/46	870	805
FNMA, Pool AS4877
3.000%, 04/01/30	491	470
FNMA ARM, Pool 766620
2.546%, ICE LIBOR USD 12 Month + 1.677%, 03/01/34(A)	25	25
GNMA, Pool 497411
6.000%, 01/15/29	2	2
GNMA ARM, Pool G2 81318
2.875%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 04/20/35(A)	34	33
GNMA ARM, Pool G2 81447
2.625%, US Treas Yield Curve Rate T Note Const Mat 1 Yr + 1.500%, 08/20/35(A)	9	9
Total U.S. Government Mortgage-Backed Obligations
(Cost $1,447)		1,344

Description	Face Amount (000)	Value (000)
Short-Term Investment [3.4%]
SEI Daily Income Trust Government Fund, Cl F, 3.810%* **	616,537	$617
Total Short-Term Investment
(Cost $617)		617
Total Investments [99.5%]
(Cost $19,246)		$18,163

Percentages are based on Net Assets of $18,245 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

ARM — Adjustable Rate Mortgage
Cl — Class
FFCB — Federal Farm Credit Bank
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
Ser — Series
USD — United States Dollar

The following is a list of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Treasury Obligations	$—	$9,150	$—	$9,150
U.S. Government Agency Obligations	—	7,052	—	7,052
U.S. Government Mortgage-Backed Obligations	—	1,344	—	1,344
Short-Term Investment	617	—	—	617
Total Investments in Securities	$617	$17,546	$—	$18,163

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2600

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [92.1%]
Automotive [2.7%]
General Motors Financial
5.250%, 03/01/26	$2,600	$2,563
Banks [8.2%]
BPCE
4.000%, 04/15/24	1,800	1,770
Cooperatieve Rabobank UA
4.375%, 08/04/25	1,500	1,465
Standard Chartered
3.950%, 01/11/23(A)	2,250	2,249
Wells Fargo, MTN
3.300%, 09/09/24	2,500	2,426
Total Banks		7,910
Broadcasting & Cable [2.5%]
Comcast
3.700%, 04/15/24	2,500	2,463
Chemicals [0.2%]
Dow Chemical
4.550%, 11/30/25	148	147
Computer System Design & Services [3.5%]
Apple
3.450%, 05/06/24	3,450	3,388
Drugs [2.5%]
AbbVie
2.600%, 11/21/24	2,500	2,393
Electric Utilities [5.6%]
Duke Energy
3.150%, 08/15/27	1,575	1,456
Exelon
2.750%, 03/15/27(A)	2,000	1,836
Georgia Power
3.250%, 04/01/26	2,200	2,077
Total Electric Utilities		5,369
Enterprise Software/Services [2.2%]
Oracle
2.500%, 04/01/25	2,250	2,121
Financial Services [2.6%]
American Express
4.200%, 11/06/25	2,500	2,469
Food, Beverage & Tobacco [9.7%]
Anheuser-Busch
3.650%, 02/01/26	2,250	2,167
Coca-Cola
1.750%, 09/06/24	2,500	2,384
General Mills
3.200%, 02/10/27	2,500	2,364
PepsiCo
2.250%, 03/19/25	2,600	2,474
Total Food, Beverage & Tobacco		9,389

Description	Face Amount (000)	Value (000)
Industrials [1.5%]
Penske Truck Leasing LP
3.450%, 07/01/24(A)	$1,500	$1,449
Investment Bank/Broker-Dealer [2.0%]
Jefferies Financial Group
4.850%, 01/15/27	2,000	1,977
Medical Products & Services [4.9%]
Abbott Laboratories
3.875%, 09/15/25	2,355	2,310
Gilead Sciences
3.700%, 04/01/24	2,500	2,459
Total Medical Products & Services		4,769
Medical-HMO [3.0%]
UnitedHealth Group
3.850%, 06/15/28	3,000	2,878
Petroleum & Fuel Products [9.4%]
Energy Transfer
4.050%, 03/15/25	2,000	1,939
EOG Resources
2.625%, 03/15/23	2,520	2,510
Exxon Mobil
2.275%, 08/16/26	2,500	2,318
Shell International Finance BV
2.875%, 05/10/26	2,500	2,358
Total Petroleum & Fuel Products		9,125
Pharmacy Services [1.9%]
CVS Health
2.875%, 06/01/26	2,000	1,869
Real Estate Investment Trusts [2.4%]
Prologis
3.250%, 10/01/26	2,500	2,350
Retail [2.2%]
AutoZone
3.125%, 04/21/26	2,250	2,128
Security Brokers & Dealers [20.1%]
Banco Santander
2.746%, 05/28/25	2,600	2,433
Bank of America, MTN
4.250%, 10/22/26	2,500	2,418
Barclays, MTN
4.338%, ICE LIBOR USD 3 Month + 1.356%, 05/16/24(B)	2,250	2,235
Goldman Sachs Group, MTN
3.850%, 07/08/24	2,500	2,448
JPMorgan Chase
3.300%, 04/01/26	3,000	2,847
Morgan Stanley, MTN
3.125%, 07/27/26	3,000	2,802
NatWest Group
4.519%, ICE LIBOR USD 3 Month + 1.550%, 06/25/24(B)	2,300	2,279

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Corporate Bond Fund

Description	Face Amount (000)/Shares	Value (000)

Sumitomo Mitsui Financial Group
1.402%, 09/17/26	$2,250	$1,962
Total Security Brokers & Dealers		19,424
Semi-Conductors [2.6%]
Applied Materials
3.900%, 10/01/25	2,600	2,544
Telephones & Telecommunications [2.4%]
Verizon Communications
2.625%, 08/15/26	2,500	2,310
Total Corporate Bonds
(Cost $95,914)		89,035
Affiliated Registered Investment Company [3.0%]
City National Rochdale Fixed Income Opportunities Fund, Cl N‡	157,077	2,898
Total Affiliated Registered Investment Company
(Cost $4,000)		2,898
U.S. Treasury Obligation [2.0%]
U.S. Treasury Note
3.000%, 07/31/24	2,000	1,951
Total U.S. Treasury Obligation
(Cost $1,990)		1,951
Short-Term Investment [2.1%]
SEI Daily Income Trust Government Fund, Cl F, 3.810%* **	2,053,599	2,054
Total Short-Term Investment
(Cost $2,054)		2,054
Total Investments [99.2%]
(Cost $103,958)		$95,938

Percentages are based on Net Assets of $96,683 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
‡	Investment in Affiliate.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $5,534 (000), representing 5.7% of the net assets of the Fund.
(B)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

Cl — Class
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rate
LP — Limited Partnership
MTN — Medium Term Note
Ser — Series
USD — United States Dollar

The following is a list of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$89,035	$—	$89,035
Affiliated Registered Investment Company	2,898	—	—	2,898
U.S. Treasury Obligation	—	1,951	—	1,951
Short-Term Investment	2,054	—	—	2,054
Total Investments in Securities	$4,952	$90,986	$—	$95,938

The following is a summary of the transactions with affiliates for the period ended

December 31, 2022 (000):

City National Rochdale Fixed Income Opportunities Fund, Class N
Beginning balance as of 09/30/22	$2,922
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	$(24)
Ending balance as of 12/31/22	$2,898
Dividend Income	—

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of 09/30/22	157,077
Purchases	—
Sales	—
Ending balance as of 12/31/22	157,077

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2600

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [98.0%]
Alabama [1.3%]
Black Belt Energy Gas District, Ser C-1, RB
Callable 03/01/29 @ 100
5.250%, 02/01/53(A)	$500	$521
California [96.7%]
Anaheim Housing & Public Improvements Authority, RB
Callable 10/01/27 @ 100
5.000%, 10/01/29	290	321
Bay Area Toll Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 10/01/24(B)	140	146
Brea, Redevelopment Agency Successor, Redevelopment Project, TA
Callable 08/01/23 @ 100
5.000%, 08/01/25	550	557
California County, Tobacco Securitization Agency, RB
5.000%, 06/01/30	300	319
California State University, Ser A, RB
Callable 11/01/25 @ 100
5.000%, 11/01/26	180	193
California State University, Ser A, RB
5.000%, 11/01/31	170	201
California State, Community Choice Financing Authority, Ser A-1, RB
Callable 05/01/28 @ 100
4.000%, 05/01/53(A)	500	497
California State, Community Choice Financing Authority, Ser S, RB
Callable 09/01/27 @ 101
4.000%, 10/01/52(A)	500	502
California State, Department of Water Resources, Ser AX, RB
Callable 12/01/27 @ 100
5.000%, 12/01/29	520	579
California State, GO
5.000%, 08/01/26	1,000	1,085
California State, GO
Callable 12/01/23 @ 100
5.000%, 12/01/26	1,000	1,020
California State, GO
Callable 11/01/23 @ 100
5.000%, 11/01/27	500	509
California State, GO
5.000%, 09/01/31	500	591
California State, GO
Callable 04/01/32 @ 100
5.000%, 04/01/33	575	682

Description	Face Amount (000)	Value (000)
California State, GO
Callable 04/01/31 @ 100
4.000%, 10/01/33	$500	$535
California State, Health Facilities Financing Authority, RB
5.000%, 10/01/39(A)	575	606
California State, Health Facilities Financing Authority, RB
4.000%, 03/01/25	100	102
California State, Health Facilities Financing Authority, Ser A, RB
Callable 02/06/23 @ 100
5.000%, 11/15/25	665	671
California State, Health Facilities Financing Authority, RB
5.000%, 11/01/27	650	722
California State, Infrastructure & Economic Development Bank, RB
4.000%, 05/01/28	175	183
California State, Infrastructure & Economic Development Bank, Ser B, RB
5.000%, 07/01/23	1,150	1,159
California State, Municipal Finance Authority, RB
5.000%, 06/01/23	200	202
California State, Municipal Finance Authority, RB, BAM
5.000%, 05/15/29	300	326
California State, Public Works Board, Judicial Council, Ser B, RB
5.000%, 10/01/23	475	483
California State, Public Works Board, RB
5.000%, 09/01/25	1,510	1,605
California State, Public Works Board, Ser B, RB
5.000%, 10/01/25	245	261
California State, Public Works Board, Ser C, RB
Callable 03/01/27 @ 100
5.000%, 03/01/28	500	548
California State, Public Works Board, Ser S, RB
Callable 04/01/27 @ 100
5.000%, 04/01/28	800	879
California State, Statewide Communities Development Authority, Cottage Health System, RB
Pre-Refunded @ 100
5.000%, 11/01/24(B)	350	364

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
California State, Statewide Communities Development Authority, RB
Pre-Refunded @ 100
5.000%, 02/15/26(B)	$550	$591
California State, University Systemwide Revenue, Ser A, RB
5.000%, 11/01/24	990	1,033
California State, University Systemwide Revenue, Ser A, RB
Callable 05/01/26 @ 100
5.000%, 11/01/27	350	378
California State, University Systemwide Revenue, Ser B-1, RB
Callable 05/01/26 @ 100
1.600%, 11/01/47(A)	1,000	930
Chino Basin Regional Financing Authority, Sub-Ser, RB
Callable 06/01/30 @ 100
5.000%, 06/01/31	250	291
East Bay, Municipal Utility District, Water System Revenue, Ser A, RB
Callable 06/01/25 @ 100
5.000%, 06/01/29	850	900
El Dorado Irrigation District, Ser A, RB
Callable 03/01/30 @ 100
5.000%, 03/01/32	235	268
Fairfield-Suisun Unified School District, GO
Callable 08/01/28 @ 100
4.000%, 08/01/31	145	154
Golden State Tobacco Securitization, Ser A-1, RB
Pre-Refunded @ 100
5.000%, 06/01/27(B)	500	553
Irvine, Improvement Board, TA, BAM
4.000%, 09/02/31	710	742
Long Beach, Harbor Revenue, Ser A, RB, AMT
5.000%, 05/15/27	500	537
Long Beach, Unified School District, GO
5.000%, 08/01/26	1,000	1,085
Los Angeles County, Metropolitan Transportation Authority Sales Tax Revenue, RB
5.000%, 06/01/31	270	321
Los Angeles County, Metropolitan Transportation Authority, RB
5.000%, 06/01/26	250	271

Description	Face Amount (000)	Value (000)
Los Angeles, Department of Airports, RB
Callable 11/15/29 @ 100
5.000%, 05/15/32	$105	$120
Los Angeles, Department of Airports, Ser C, RB
5.000%, 05/15/25	660	696
Los Angeles, Department of Airports, Sub-Ser, RB
Callable 05/15/32 @ 100
5.000%, 05/15/33	125	148
Los Angeles, Department of Airports, Sub-Ser, RB, AMT
Callable 05/15/26 @ 100
5.000%, 05/15/29	400	417
Los Angeles, Department of Water & Power, Power System Project, Ser C, RB
5.000%, 07/01/23	580	586
Los Angeles, Department of Water & Power, Ser A, RB
5.000%, 07/01/27	510	565
Los Angeles, Department of Water & Power, Ser B, RB
Callable 01/01/27 @ 100
5.000%, 07/01/30	175	192
Los Angeles, Sanitation Districts Financing Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/28	525	560
Los Angeles, Unified School District, Ser B-1, GO
Callable 01/01/28 @ 100
5.000%, 07/01/30	145	162
Los Angeles, Wastewater System Revenue, Sub-Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/30	145	160
Marin Municipal Water District, Sub-Ser, RB
5.000%, 06/15/32	430	507
Metropolitan Water District of Southern California, Ser A, RB
5.000%, 10/01/31	260	311
Modesto Irrigation District, RB
5.000%, 07/01/31	105	123
Orange County, Redevelopment Agency Successor Agency, TA, AGM
5.000%, 09/01/23	335	340
Redding, Electric System Revenue, RB
5.000%, 06/01/24	655	676
Redding, Electric System Revenue, RB
5.000%, 06/01/25	595	626

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Riverside Community College District, GO
Callable 08/01/29 @ 100
4.000%, 08/01/32	$360	$385
Riverside County Transportation Commission Sales Tax Revenue, Ser B, RB
Callable 12/01/27 @ 100
5.000%, 06/01/32	285	317
Riverside County, Infrastructure Financing Authority, Ser A, RB
Callable 11/01/26 @ 100
4.000%, 11/01/29	520	541
Riverside Redevelopment Agency Successor Agency, Ser A, RB
5.000%, 09/01/27	100	109
San Diego, Association of Governments South Bay Expressway Revenue, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/28	365	398
San Dieguito Unified High School District, Ser E-2, GO
4.000%, 08/01/30	100	110
San Francisco Bay Area Rapid Transit District, GO
Callable 08/01/29 @ 100
5.000%, 08/01/33	125	143
San Francisco City & County, Airport Comm-San Francisco International Airport, RB
Callable 05/01/26 @ 100
5.000%, 05/01/29	395	424
San Francisco City & County, Airport Comm-San Francisco International Airport, RB, AMT
Callable 05/01/23 @ 100
5.250%, 05/01/33	500	502
San Francisco City & County, Earthquake Saftey, GO
Callable 06/15/29 @ 100
4.000%, 06/15/31	100	108
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/27	500	533
San Francisco City & County, Public Utilities Commission, Water Revenue, Ser A, RB
Callable 11/01/24 @ 100
5.000%, 11/01/28	500	520

Description	Face Amount (000)	Value (000)
San Francisco City & County, Public Utilities Commission, Water Revenue, Sub-Ser, RB
Callable 11/01/26 @ 100
4.000%, 11/01/30	$1,040	$1,092
San Jose, International Airport, Ser A, RB, AMT
5.000%, 03/01/24	510	519
San Jose, Redevelopment Agency Successor Agency, Sub-Ser B, RB
5.000%, 08/01/27	125	138
San Mateo County, Joint Powers Financing Authority, Maple Street Correctional Center, RB
Callable 06/15/24 @ 100
5.000%, 06/15/26	1,045	1,078
Santa Clara Valley, Transportation Authority, Ser B, RB
5.000%, 06/01/26	200	217
Santa Monica-Malibu Unified School District, Ser B, GO
Callable 08/01/29 @ 100
4.000%, 08/01/32	100	108
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/27	200	217
Tahoe-Truckee, Unified School District, Ser B, GO
Callable 08/01/26 @ 100
5.000%, 08/01/28	200	217
Tobacco Securitization Authority of Northern California, RB
5.000%, 06/01/29	500	536
Tustin, Unified School District, SPL Tax, BAM
5.000%, 09/01/24	525	544
University of California, Regents of the University of California Medical Center Pooled Revenue, Ser J, RB
Callable 05/15/23 @ 100
5.000%, 05/15/26	110	110
Western Placer Waste Management Authority, RB
5.000%, 06/01/32	100	118
Westlands, Water District, Ser A, RB, AGM
Callable 09/01/26 @ 100
5.000%, 09/01/27	1,035	1,120
Total California		40,195
Total Municipal Bonds
(Cost $41,466)		40,716

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale California Tax Exempt Bond Fund

Description	Face Amount (000)	Value (000)
Short-Term Investment [1.2%]
SEI Daily Income Trust Government Fund, Cl F, 3.810%* **	490,114	$490
Total Short-Term Investment
(Cost $490)		490
Total Investments [99.2%]
(Cost $41,956)		$41,206

Percentages are based on Net Assets of $41,545 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

AGM — Assured Guarantee Municipal
AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class
GO — General Obligation
RB — Revenue Bond
Ser — Series
SPL Tax — Special Tax
TA — Tax Allocation

The following is a list of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$40,716	$—	$40,716
Short-Term Investment	490	—	—	490
Total Investments in Securities	$490	$40,716	$—	$41,206

Amounts designated as “—” are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2600

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Municipal Bonds [96.7%]
Alabama [1.7%]
Black Belt Energy Gas District, Ser B-1, RB
Callable 07/01/27 @ 100
4.000%, 04/01/53(A)	$1,000	$983
Jefferson County, Sewer Revenue, Ser D, RB
Callable 10/01/23 @ 105
6.000%, 10/01/42	9,000	9,595
Jefferson County, Sewer Revenue, Sub-Ser, RB
Callable 10/01/23 @ 105
0.000%, 10/01/46	2,500	2,555
Southeast Energy Authority A Cooperative District, Ser A-1, RB
Callable 09/01/29 @ 100
5.500%, 01/01/53(A)	1,500	1,588
Southeast Energy Authority A Cooperative District, Ser B, RB
Callable 09/01/31 @ 101
4.000%, 12/01/51(A)	5,000	4,822
Tuscaloosa County, Industrial Development Authority, Ser A, RB
Callable 05/01/29 @ 100
4.500%, 05/01/32(B)	2,564	2,316
Total Alabama		21,859
Alaska [0.2%]
Northern Tobacco Securitization, Ser A-CLASS, RB
Callable 06/01/31 @ 100
4.000%, 06/01/50	3,500	2,953
Arizona [1.0%]
Arizona State, Industrial Development Authority, RB
Callable 07/01/29 @ 100
5.000%, 01/01/54	375	231
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/51(B)	500	366
Arizona State, Industrial Development Authority, RB
Callable 12/15/29 @ 100
4.000%, 12/15/51(B)	650	482
Arizona State, Industrial Development Authority, RB
Callable 07/15/29 @ 100
4.000%, 07/15/56(B)	225	160

Description	Face Amount (000)	Value (000)
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/30(B)	$600	$566
Arizona State, Industrial Development Authority, Ser A, RB
Callable 07/15/28 @ 100
4.000%, 07/15/40(B)	925	767
Arizona State, Industrial Development Authority, Ser A-SOCIAL, RB
Callable 07/01/31 @ 100
4.000%, 07/01/51	500	401
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/46	1,000	715
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.250%, 11/15/51	1,850	1,282
Glendale, Industrial Development Authority, Glencroft Retirement Community, RB
Callable 11/15/26 @ 100
5.000%, 11/15/36	600	462
Phoenix, Civic Improvement, Ser A, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45	250	253
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
5.750%, 07/01/24(B)	590	596
Phoenix, Industrial Development Authority, Legacy Traditional School Projects, RB
Callable 07/01/25 @ 100
5.000%, 07/01/45(B)	3,300	2,982
Pima County, Industrial Development Authority, Noah Webster School Project, RB
Callable 12/15/23 @ 100
7.000%, 12/15/43	1,500	1,530
Tempe, Industrial Development Authority, Mirrabella at ASU Project, Ser A, RB
Callable 10/01/27 @ 100
6.125%, 10/01/52(B)	1,200	1,031

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Yavapai County, Industrial Development Authority, Ser A, RB
Callable 03/01/25 @ 100
5.000%, 09/01/34(B)	$2,015	$1,946
Total Arizona		13,770
Arkansas [0.3%]
Arkansas State, Development Finance Authority, RB, AMT
Callable 09/01/26 @ 103
4.500%, 09/01/49(B)	4,750	4,137
California [6.5%]
California County, Tobacco Securitization Agency, RB
Callable 12/01/30 @ 100
4.000%, 06/01/49	1,000	854
California County, Tobacco Securitization Agency, Sub-Ser A, RB
Callable 01/23/23 @ 22
0.000%, 06/01/46(C)	10,000	2,238
California State, Community Choice Financing Authority, RB
Callable 08/01/32 @ 100
3.000%, 02/01/57(B)	12,500	7,659
California State, Community Choice Financing Authority, Ser B-1-GREEN, RB
Callable 05/01/31 @ 101
4.000%, 02/01/52(A)	3,750	3,690
California State, Community Housing Agency, Ser S, RB
Callable 08/01/29 @ 100
5.000%, 08/01/49(B)	4,500	4,060
California State, Municipal Finance Authority, California Baptist University, Ser A, RB
Callable 11/01/25 @ 100
5.500%, 11/01/45(B)	4,000	4,027
California State, Municipal Finance Authority, RB
Callable 09/01/29 @ 103
5.000%, 09/01/52	875	864
California State, Municipal Finance Authority, RB
Callable 11/01/31 @ 100
4.000%, 11/01/36(B)	2,370	2,119
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.250%, 11/01/36	255	257
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/46(B)	625	600

Description	Face Amount (000)	Value (000)
California State, Municipal Finance Authority, Ser A, RB
Callable 11/01/26 @ 100
5.000%, 11/01/47	$1,005	$1,009
California State, Municipal Finance Authority, Ser A, RB
Callable 12/01/30 @ 100
5.000%, 12/01/54(B)	875	821
California State, Municipal Finance Authority, Ser A, RB, AGM
Callable 11/01/32 @ 100
5.250%, 11/01/52	1,000	1,054
California State, Municipal Finance Authority, Ser D, RB
Callable 09/01/29 @ 103
6.000%, 09/01/42	2,000	2,069
California State, Pollution Control Financing Authority, Calplant I Project, RB, AMT
Callable 07/01/27 @ 100
8.000%, 07/01/39(B) (D)	5,000	2,500
California State, Pollution Control Financing Authority, RB, AMT
7.500%, 07/01/32(B) (D)	1,275	739
California State, School Finance Authority, KIPP LA Project, Ser A, RB
Callable 07/01/27 @ 100
5.000%, 07/01/47(B)	500	503
California State, School Finance Authority, RB
Callable 08/01/32 @ 100
5.375%, 08/01/42(B)	500	525
California State, School Finance Authority, Ser A, RB
5.000%, 07/01/30(B)	70	75
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
6.000%, 10/01/49	1,120	1,128
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.875%, 10/01/44	1,000	1,006
California State, School Finance Authority, View Park Elementary & Middle School Project, Ser A, RB
Callable 10/01/24 @ 100
5.625%, 10/01/34	575	578

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.500%, 12/01/58(B)	$1,500	$1,510
California State, Statewide Communities Development Authority, RB
Callable 06/01/28 @ 100
5.250%, 12/01/43(B)	500	504
California State, Statewide Communities Development Authority, RB
Callable 12/01/24 @ 100
5.250%, 12/01/44	7,380	7,383
Central Basin, Municipal Water District, Ser A, RB
Pre-Refunded @ 100
5.000%, 08/01/28(E)	2,000	2,232
City & County of San Francisco California Community Facilities District No. 2016-1, Ser 2021, SPL Tax
Callable 09/01/27 @ 103
4.000%, 09/01/46	915	790
City & County of San Francisco California Community Facilities District No. 2016-1, SPL Tax
Callable 09/01/28 @ 103
4.000%, 09/01/42(B)	2,250	2,014
City & County of San Francisco California Infrastructure & Revitalization Fing Dist No. 1, SPL Tax
Callable 09/01/32 @ 100
5.000%, 09/01/52(B)	1,320	1,260
City & County of San Francisco California Special Tax District No. 2020-1, Ser B, SPL Tax
Callable 09/01/31 @ 100
5.250%, 09/01/49(B)	5,000	3,513
CMFA Special Finance Agency VII, RB
Callable 08/01/31 @ 100
3.000%, 08/01/56(B)	11,295	7,395
CSCDA Community Improvement Authority, RB
Callable 07/01/32 @ 100
3.250%, 07/01/56(B)	500	334
CSCDA Community Improvement Authority, RB
Callable 06/01/31 @ 100
3.000%, 06/01/47(B)	3,840	2,808

Description	Face Amount (000)	Value (000)
CSCDA Community Improvement Authority, Ser A-SENIOR, RB
Callable 09/01/31 @ 100
3.000%, 09/01/56(B)	$2,000	$1,261
Golden State, Tobacco Securitization, Sub-Ser B-2, RB
Callable 12/01/31 @ 28
0.000%, 06/01/66(C)	20,000	2,320
Golden State, Tobacco Securitization, Sub-Ser, RB
Callable 12/01/31 @ 100
3.850%, 06/01/50	4,500	3,978
Inland Empire, Tobacco Securitization Authority, RB
Callable 01/23/23 @ 42
0.000%, 06/01/36(C)	12,500	5,217
Orange County, Community Facilities District, Ser A, SPL Tax
Callable 08/15/29 @ 103
5.000%, 08/15/47	3,300	3,331
Orange County, Community Facilities District, SPL Tax
Callable 08/15/28 @ 100
5.000%, 08/15/47	1,000	1,010
Total California		85,235
Colorado [9.9%]
9th Avenue Metropolitan District No. 2, GO
Callable 12/01/23 @ 103
5.000%, 12/01/48	1,000	873
Amber Creek, Metropolitan District, Ser A, GO
Callable 02/06/23 @ 103
5.125%, 12/01/47	1,041	925
Amber Creek, Metropolitan District, Ser A, GO
Callable 02/06/23 @ 103
5.000%, 12/01/37	715	672
Banning Lewis Ranch Metropolitan District No. 8, GO
Callable 06/01/26 @ 103
4.875%, 12/01/51(B)	3,500	2,648
Base Village Metropolitan District No. 2, Ser A, GO
Callable 02/06/23 @ 102
5.750%, 12/01/46	3,055	3,042
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 02/06/23 @ 103
5.000%, 12/01/37	525	506
Brighton Crossing Metropolitan District No. 4, Ser A, GO
Callable 02/06/23 @ 103
5.000%, 12/01/47	1,720	1,572

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/35	$525	$490
Brighton Crossing Metropolitan District No. 6, Ser A, GO
Callable 12/01/25 @ 103
5.000%, 12/01/50	2,680	2,209
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/40(B)	1,100	1,027
Broadway Park North Metropolitan District No. 2, GO
Callable 12/01/25 @ 103
5.000%, 12/01/49(B)	1,265	1,135
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.125%, 12/01/48	1,500	1,349
Broadway Station Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/35	730	688
Buffalo Highlands Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.375%, 12/01/48	1,775	1,635
Canyons Metropolitan District No. 5, Ser A, GO
Callable 02/06/23 @ 103
6.125%, 12/01/47	1,000	949
Canyons Metropolitan District No. 5, Ser A, GO
Callable 02/06/23 @ 103
6.000%, 12/01/37	2,000	1,917
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/41	515	458
Chambers Highpoint Metropolitan District No. 2, GO
Callable 09/01/26 @ 103
5.000%, 12/01/51	1,505	1,259
City & County of Denver Colorado, RB, AMT
Callable 10/01/23 @ 100
5.000%, 10/01/32	2,000	1,967
Clear Creek Station, Metropolitan District No. 2, Ser A, GO
Callable 02/06/23 @ 103
5.000%, 12/01/47	1,000	908

Description	Face Amount (000)	Value (000)
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.250%, 07/01/46(B)	$1,930	$1,811
Colorado State, Educational & Cultural Facilities Authority, Aspen Ridge School Project, RB
Callable 07/01/25 @ 100
5.000%, 07/01/36(B)	915	883
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.250%, 04/01/25(B) (E)	2,655	2,790
Colorado State, Educational & Cultural Facilities Authority, Charter School Preparatory School Project, RB
Pre-Refunded @ 100
5.125%, 04/01/25(B) (E)	1,515	1,588
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 01/01/32 @ 100
4.000%, 01/01/52	1,350	1,067
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 05/01/28 @ 103
4.000%, 05/01/61	500	377
Colorado State, Educational & Cultural Facilities Authority, RB
Callable 01/01/32 @ 100
4.000%, 01/01/62	1,590	1,200
Colorado State, Health Facilities Authority, RB
Callable 05/15/28 @ 100
5.000%, 11/15/48	2,800	2,890
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/44	1,170	955
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/49	3,735	2,942
Colorado State, Health Facilities Authority, Ser A, RB
Callable 05/15/28 @ 103
5.000%, 05/15/58	3,395	2,541
Colorado State, Health Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	4,155	3,582

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Colorado State, High Performance Transportation Enterprise, U.S. 36 & I-25 Managed Lanes Project, RB, AMT
Callable 02/06/23 @ 100
5.750%, 01/01/44	$2,000	$2,001
Constitution Heights Metropolitan District, GO
Callable 06/01/25 @ 103
5.000%, 12/01/49	1,260	1,120
Cottonwood Highlands Metropolitan District No. 1, Ser A, GO
Callable 06/01/24 @ 103
5.000%, 12/01/49	1,400	1,231
Denver, International Business Center Metropolitan District No. 1, Sub-Ser B, GO
Callable 06/01/24 @ 103
6.000%, 12/01/48	2,290	2,223
Denver, International Business Center, Ser A, RB
Callable 06/01/24 @ 100
4.000%, 12/01/48	350	307
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
3.000%, 12/01/45	500	380
Erie Highlands, Metropolitan District No. 1, GO, BAM
Callable 12/01/30 @ 100
2.250%, 12/01/40	900	635
Erie Highlands, Metropolitan District No. 2, Ser A, GO
Callable 12/01/23 @ 103
5.250%, 12/01/48	5,725	5,206
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	595	574
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 08/01/49	1,085	984
First Creek Village Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
3.000%, 12/01/29	500	431
Fitzsimons Village Metropolitan District No. 3, Ser A-1, GO
Callable 12/01/26 @ 103
4.250%, 12/01/55	1,830	1,256
Four Corners Business Improvement District, GO
Callable 09/01/27 @ 103
6.000%, 12/01/52	1,130	1,000

Description	Face Amount (000)	Value (000)
Green Valley Ranch East Metropolitan District No. 6, Ser A, GO
Callable 09/01/25 @ 103
5.875%, 12/01/50	$1,195	$1,112
Greenways Metropolitan District No. 1, Ser A, GO
Callable 09/01/26 @ 103
4.625%, 12/01/51	3,685	2,523
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.375%, 12/01/47	750	594
Jefferson Center, Metropolitan District No. 1, Ser A-2, RB
Callable 12/01/23 @ 103
4.125%, 12/01/40	575	472
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.625%, 12/01/50(B)	1,900	1,702
Karl's Farm Metropolitan District No. 2, Ser A, GO
Callable 09/01/25 @ 103
5.375%, 12/01/40(B)	645	591
Legato Community Authority, Ser A-1, RB
Callable 06/01/26 @ 103
5.000%, 12/01/51	1,025	829
Legato Community Authority, Ser A-2, RB
Callable 06/01/26 @ 101
0.000%, 12/01/51	7,335	4,471
Meadowlark Metropolitan District, Ser A-SENIOR-LIMITED, GO
Callable 09/01/25 @ 103
5.125%, 12/01/50	750	634
Mirabelle Metropolitan District No. 2, Ser A, GO
Callable 03/01/25 @ 103
5.000%, 12/01/49	1,950	1,695
North Holly, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.500%, 12/01/48	1,755	1,646
North Range Metropolitan District No. 3, Ser A, GO
Callable 12/01/25 @ 103
5.250%, 12/01/50	3,000	2,522
Peak Metropolitan District No. 1, Ser A, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51(B)	1,150	974
Rampart Range Metropolitan District No. 5, RB
Callable 10/01/26 @ 102
4.000%, 12/01/41	4,000	3,001
Regional Transportation District, RB
4.000%, 07/15/40	500	447

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Senac South Metropolitan District No. 1, Ser A, GO
Callable 12/01/26 @ 103
5.250%, 12/01/51	$5,000	$4,156
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(E)	550	576
Serenity Ridge, Metropolitan District No. 2, Ser A, GO
Pre-Refunded @ 100
5.125%, 12/01/23(E)	1,000	1,047
Southglenn, Metropolitan District, GO
Callable 02/06/23 @ 102
5.000%, 12/01/46	3,675	3,361
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/37	500	481
Southlands, Metropolitan District No. 1, Ser A-1, GO
Callable 12/01/27 @ 100
5.000%, 12/01/47	3,000	2,730
Spring Hill, Metropolitan District No. 3, Ser A, GO
Callable 12/01/27 @ 103
6.750%, 12/01/52(B)	5,000	5,009
Stone Creek, Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.625%, 12/01/47	2,000	1,906
Third Creek, Metropolitan District No. 1, Ser A-1, GO
Callable 03/01/27 @ 103
4.750%, 12/01/51	2,275	1,701
Third Creek, Metropolitan District No. 1, Ser A-1, GO
Callable 03/01/27 @ 103
4.500%, 12/01/42	1,640	1,280
Trails at Crowfoot Metropolitan District No. 3, Ser ES, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	3,620	3,188
Verve, Metropolitan District No. 1, GO
Callable 03/01/26 @ 103
5.000%, 12/01/51	5,000	4,263
Village at Dry Creek Metropolitan District No. 2, GO
Callable 09/01/24 @ 103
4.375%, 12/01/44	1,536	1,253
Villas Metropolitan District, Ser A, GO
Callable 12/01/23 @ 103
5.125%, 12/01/48	1,246	1,125
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	545	524

Description	Face Amount (000)	Value (000)
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
5.000%, 12/01/35	$100	$96
Water Valley, Metropolitan District No. 01, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	375	331
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
5.250%, 12/01/40	1,045	1,007
Water Valley, Metropolitan District No. 02, GO
Callable 12/01/26 @ 100
4.000%, 12/01/33	250	221
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/41	980	871
Waterview II Metropolitan District, Ser A, GO
Callable 03/01/27 @ 103
5.000%, 12/01/51	2,500	2,090
Westcreek Metropolitan District No. 2, Ser A, GO
Callable 06/01/24 @ 103
5.375%, 12/01/48	1,300	1,198
Wild Plum Metropolitan District, Ser A, GO
Pre-Refunded @ 100
5.000%, 12/01/24(E)	595	625
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/39	600	556
Willow Bend Metropolitan District, Ser A, GO
Callable 09/01/24 @ 103
5.000%, 12/01/49	1,000	872
Wyndham Hill Metropolitan District No. 2, Ser A, GO, BAM
Callable 12/01/28 @ 100
4.000%, 12/01/49	1,500	1,383
Total Colorado		131,266
Connecticut [0.2%]
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/45(B)	500	465
Connecticut State, Health & Educational Facilities Authority, Ser A, RB
Callable 01/01/26 @ 102
5.000%, 01/01/55(B)	750	673

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Steel Point Infrastructure Improvement District, TA
Callable 04/01/30 @ 100
4.000%, 04/01/51(B)	$1,280	$944
Total Connecticut		2,082
Delaware [0.1%]
Delaware State, Economic Development Authority, Ser V, RB
Callable 10/01/25 @ 100
1.250%, 10/01/45(A)	2,000	1,854
District of Columbia [0.8%]
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/39	730	667
District of Columbia, RB
Callable 07/01/29 @ 100
4.000%, 07/01/49	2,000	1,673
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Ser B, RB
Callable 10/01/28 @ 100
6.500%, 10/01/44	2,000	2,226
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
5.000%, 10/01/47	1,540	1,562
Metropolitan Washington, Airports Authority, Dulles Toll Road Revenue, Sub-Ser, RB
Callable 10/01/29 @ 100
4.000%, 10/01/49	4,965	4,285
Total District of Columbia		10,413
Florida [6.9%]
Alachua County, Health Facilities Authority, RB
Callable 11/15/24 @ 100
6.375%, 11/15/49	5,190	3,678
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/31	500	505
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/33	500	500
Capital Projects Finance Authority, Ser A-1, RB
Callable 10/01/30 @ 100
5.000%, 10/01/34	375	373
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.375%, 07/01/54(B)	1,500	1,368
Capital Trust Agency, RB
Callable 01/01/29 @ 100
5.125%, 07/01/39(B)	1,500	1,412

Description	Face Amount (000)	Value (000)
Capital Trust Agency, RB
Callable 06/15/26 @ 100
5.000%, 06/15/39(B)	$3,610	$3,306
Capital Trust Agency, RB
Callable 06/15/26 @ 100
4.000%, 06/15/41(B)	2,250	1,791
Charlotte County, Industrial Development Authority, RB
Callable 10/01/31 @ 100
5.000%, 10/01/36(B)	2,265	1,932
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/41(B)	500	400
Charlotte County, Industrial Development Authority, RB, AMT
Callable 10/01/31 @ 100
4.000%, 10/01/51(B)	905	661
County of Monroe Florida Airport Revenue, Ser 202, RB, AMT
Callable 10/01/32 @ 100
5.000%, 10/01/52	750	747
County of Osceola Florida Transportation Revenue, Ser A-2, RB
Callable 10/01/29 @ 49
0.000%, 10/01/49(C)	1,325	277
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/44	3,390	28
Florida State, Capital Trust Agency, Silver Creek St. Augustine, Ser A, RB
Callable 03/18/21 @ 103
8.250%, 01/01/49	1,000	8
Florida State, Development Finance, RB
Callable 06/15/32 @ 100
5.750%, 06/15/47	2,750	2,799
Florida State, Development Finance, RB
Callable 06/01/27 @ 103
5.250%, 06/01/50(B)	750	670
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/35	400	357
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/40(B)	1,045	947
Florida State, Development Finance, RB
Callable 09/15/27 @ 100
5.000%, 09/15/50(B)	1,950	1,660

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
5.000%, 06/01/51	$1,750	$1,396
Florida State, Development Finance, RB
Callable 07/01/32 @ 100
5.000%, 07/01/51	780	756
Florida State, Development Finance, RB
Callable 06/01/28 @ 103
4.000%, 06/01/55(B)	2,500	1,672
Florida State, Development Finance, RB, AMT
Callable 01/01/24 @ 107
7.375%, 01/01/49(B)	5,000	4,361
Florida State, Development Finance, RB, AMT
Callable 02/06/23 @ 102
7.250%, 07/01/57(A)(B)	3,000	2,991
Florida State, Development Finance, RB, AMT
Callable 02/06/23 @ 105
5.000%, 05/01/29(B)	3,500	3,252
Florida State, Development Finance, RB, AMT
Callable 06/01/24 @ 103
3.000%, 06/01/32	4,345	3,279
Florida State, Development Finance, Renaissance Charter School Project, RB
Callable 06/15/25 @ 100
6.125%, 06/15/46(B)	4,930	4,930
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.125%, 06/15/44(B)	3,000	3,039
Florida State, Development Finance, Renaissance Charter School Project, Ser A, RB
Callable 06/15/24 @ 100
6.000%, 06/15/34(B)	2,110	2,145
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/47	600	578
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/50	1,000	953
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/52	725	686
Florida State, Development Finance, Ser A, RB
Callable 06/15/27 @ 100
5.000%, 06/15/55	1,500	1,401

Description	Face Amount (000)	Value (000)
Lakewood Ranch, Stewardship District, SAB
Callable 05/01/27 @ 100
5.250%, 05/01/37	$1,810	$1,813
Miami-Dade County, Industrial Development Authority, Pinecrest Academy Project, RB
Callable 09/15/24 @ 100
5.250%, 09/15/44	4,550	4,610
Miami-Dade County, Industrial Development Authority, Youth CO-OP Charter Schools Project, Ser A, RB
Callable 09/15/25 @ 100
5.750%, 09/15/35(B)	1,605	1,606
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/29	1,660	1,695
Mid-Bay, Bridge Authority, Ser A, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	5,000	5,058
Osceola County, Finance Authority, Poinciana Parkway Project, Ser A, RB
Pre-Refunded @ 100
5.375%, 10/01/24(E)	5,000	5,225
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
5.000%, 10/01/49	1,045	1,045
Osceola County, Transportation Revenue, Ser A-1, RB
Callable 10/01/29 @ 100
4.000%, 10/01/54	800	667
Palm Beach County, Health Facilities Authority, RB
Callable 11/15/26 @ 100
5.000%, 11/15/32	1,500	1,510
Palm Beach County, Health Facilities Authority, RB
Callable 06/01/25 @ 103
5.000%, 06/01/55	2,395	2,097
Village Community Development District No. 10, SAB
Callable 05/01/23 @ 100
6.000%, 05/01/44	635	637
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.250%, 05/01/43(B)	2,305	2,010
Village Community Development District No. 12, SAB
Callable 05/01/28 @ 100
4.000%, 05/01/33(B)	1,370	1,282

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Village Community Development District No. 12, SAB
Callable 05/01/26 @ 100
3.875%, 05/01/47	$2,775	$2,254
Village Community Development District No. 14, SAB
Callable 05/01/30 @ 100
5.375%, 05/01/42	2,540	2,503
Village Community Development District No. 8, SAB, AGM
Callable 05/01/30 @ 100
4.500%, 05/01/39	2,130	2,175
Total Florida		91,045
Georgia [1.4%]
Atlanta, Department of Aviation, Ser A, RB
Callable 01/01/24 @ 100
5.000%, 01/01/31	2,500	2,547
Cobb County Kennestone Hospital Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/52	3,365	2,902
Fulton County Residential Care Facilities for the Elderly Authority, Ser A, RB
Callable 04/01/28 @ 103
4.000%, 04/01/56(B)	1,520	960
Gainesville & Hall County, Development Authority, Riverside Military Academy, RB
Callable 03/01/27 @ 100
5.000%, 03/01/47	4,000	2,909
Main Street Natural Gas, Ser A, RB
Callable 05/15/29 @ 100
5.000%, 05/15/43	600	600
Main Street Natural Gas, Ser C, RB
Callable 05/01/27 @ 101
4.000%, 08/01/52(A)(B)	6,500	6,111
Rockdale County, Development Authority, Pratt Paper Project, RB, AMT
Callable 01/01/28 @ 100
4.000%, 01/01/38(B)	1,000	904

Description	Face Amount (000)	Value (000)
Savannah, Economic Development Authority, Marshes Skidaway Island Project, RB
Pre-Refunded @ 100
7.250%, 01/01/24(E)	$810	$843
Total Georgia		17,776
Illinois [11.1%]
Aurora, Tax Increase Revenue, Ser A, RB
5.000%, 12/30/27	700	678
Bridgeview Village, Ser A, GO
Callable 12/01/25 @ 100
5.750%, 12/01/35	2,000	2,010
Bridgeview Village, Ser A, GO
Callable 06/01/24 @ 100
5.500%, 12/01/43	4,880	4,637
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/34	1,000	1,009
Chicago, Board of Education, Ser A, GO
Callable 12/01/28 @ 100
5.000%, 12/01/35	1,250	1,258
Chicago, Board of Education, Ser A, GO
Callable 12/01/30 @ 100
5.000%, 12/01/35	2,300	2,316
Chicago, Board of Education, Ser B, GO
Callable 12/01/27 @ 100
7.000%, 12/01/42(B)	5,250	5,716
Chicago, Board of Education, Ser B, GO
Callable 12/01/31 @ 100
4.000%, 12/01/40	2,500	2,141
Chicago, Board of Education, Ser D, GO
Callable 12/01/28 @ 100
5.000%, 12/01/46	2,300	2,184
Chicago, Board of Education, Ser G, GO
Callable 12/01/27 @ 100
5.000%, 12/01/34	2,000	2,021
Chicago, Midway International Airport, Ser A, RB, AMT
Callable 01/01/24 @ 100
5.000%, 01/01/41	485	485
Chicago, Midway International Airport, Ser B, RB
Callable 02/06/23 @ 100
5.000%, 01/01/35	2,000	2,001
Chicago, O'Hare International Airport, RB, AMT
Callable 01/01/32 @ 100
5.000%, 01/01/48	4,750	4,839

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Chicago, Ser A, GO
Callable 01/01/27 @ 100
6.000%, 01/01/38	$9,000	$9,491
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.500%, 01/01/35	5,000	5,246
Chicago, Ser A, GO
5.000%, 01/01/27	1,750	1,811
Chicago, Ser A, GO
Callable 01/01/24 @ 100
5.000%, 01/01/30	1,000	1,004
Chicago, Ser A, GO
Callable 01/01/29 @ 100
5.000%, 01/01/40	1,500	1,487
Chicago, Ser C, GO
5.000%, 01/01/26	2,000	2,054
County of Cook Illinois, Ser A, GO
Callable 11/15/26 @ 100
5.000%, 11/15/31	2,400	2,559
Illinois State, Finance Authority, Columbia College Chicago, Ser S, RB
Callable 12/01/25 @ 100
4.125%, 12/01/30	1,505	1,493
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/36	4,535	4,780
Illinois State, Finance Authority, Presence Health Network, Ser C, RB
Callable 02/15/27 @ 100
5.000%, 02/15/41	1,000	1,028
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/42	1,000	1,031
Illinois State, Finance Authority, RB
Callable 11/15/29 @ 103
6.500%, 05/15/47	1,000	1,017
Illinois State, Finance Authority, RB
Callable 01/01/30 @ 102
6.375%, 01/01/48(B)	4,330	4,230
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/38	250	249
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
5.000%, 09/01/40	250	245
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/41	310	271
Illinois State, Finance Authority, RB
Callable 12/01/29 @ 100
5.000%, 12/01/49	5,595	5,573

Description	Face Amount (000)	Value (000)
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/51	$1,000	$822
Illinois State, Finance Authority, RB
Callable 09/01/32 @ 100
5.000%, 03/01/52	830	770
Illinois State, Finance Authority, RB
Callable 05/15/28 @ 103
5.000%, 05/15/56	515	415
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/32	400	375
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/33	350	325
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/37	350	308
Illinois State, Finance Authority, RB
Callable 04/01/31 @ 100
4.000%, 10/01/38	230	199
Illinois State, Finance Authority, RB
Callable 10/01/30 @ 100
4.000%, 10/01/40	4,250	3,884
Illinois State, Finance Authority, RB
Callable 09/01/29 @ 100
4.000%, 09/01/41	500	416
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.125%, 04/01/49(B)	4,995	4,796
Illinois State, Finance Authority, Ser A, RB
Callable 10/01/28 @ 101
6.000%, 04/01/38(B)	2,195	2,135
Illinois State, Finance Authority, Ser A, RB
Callable 05/15/25 @ 100
5.000%, 11/15/38	1,010	1,017
Illinois State, Finance Authority, Ser A, RB
Callable 11/01/26 @ 103
5.000%, 11/01/49	2,000	1,634
Illinois State, Finance Authority, Ser B-1, RB
Callable 05/15/24 @ 100
5.000%, 05/15/50(A)	1,500	1,532
Illinois State, Finance Authority, Wesleyan University, RB
Callable 09/01/26 @ 100
4.000%, 09/01/41	6,640	6,039

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/27	$6,500	$6,568
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/31	5,000	5,028
Illinois State, GO
Callable 05/01/24 @ 100
5.000%, 05/01/35	5,000	5,010
Illinois State, Housing Development Authority, Stonebridge Gurnee Project, Ser A, RB
Callable 01/01/26 @ 100
5.600%, 01/01/56(B)	5,200	3,637
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
5.000%, 01/01/39	2,000	1,783
Morton Grove, Tax Increment Revenue, RB
Callable 01/01/26 @ 100
4.250%, 01/01/29	880	828
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/41	1,250	1,032
Romeoville Village, Lewis University, Ser B, RB
Callable 04/01/25 @ 100
4.125%, 10/01/46	1,500	1,177
Southwestern Illinois, Development Authority, Collinsville Project, RB
Callable 02/06/23 @ 100
5.350%, 03/01/31	75	50
State of Illinois, GO
5.000%, 02/01/26	1,000	1,027
Upper Illinois, River Valley Development Authority, RB
Callable 12/01/28 @ 100
5.000%, 12/01/43	2,000	2,040
Village of Bolingbrook, Special Service Area No. 1, SPL Tax
Callable 03/01/28 @ 100
5.250%, 03/01/41	3,500	3,148
Village of Gilberts, RB
Callable 01/23/23 @ 100
5.000%, 11/15/34	2,419	2,211
Village of Hodgkins, Redevelopment Project Area #4, TA
Callable 01/01/27 @ 100
5.625%, 01/01/37	4,885	4,595
Village of Lincolnwood Il, Ser A, RB
Callable 11/10/26 @ 100
4.820%, 01/01/41(B)	2,415	2,011

Description	Face Amount (000)	Value (000)
Village of Matteson Illinois, GO
Callable 12/01/26 @ 100
6.500%, 12/01/35	$965	$975
Village of Villa Park Illinois, TA
Callable 12/31/28 @ 100
0.000%, 12/31/38	1,680	1,184
Total Illinois		141,835
Indiana [1.3%]
Anderson Indiana, RB
Callable 01/01/27 @ 102
5.375%, 01/01/40(B)	2,745	2,240
Anderson Indiana, RB
5.000%, 01/01/25	250	241
Indiana State, Finance Authority, RB, AMT
Callable 11/01/30 @ 100
6.750%, 05/01/39	1,750	1,970
Indiana State, Finance Authority, Ser A-, RB
4.250%, 11/01/30	2,500	2,413
Indiana State, Housing & Community Development Authority, Ser A, RB
Callable 04/01/29 @ 102
5.250%, 04/01/41(B)	5,750	4,601
Lafayette City, Finance Authority, Glasswater Creek Project, RB
Callable 07/01/26 @ 101
5.800%, 01/01/37	3,310	2,895
Terre Haute, Westminster Village Project, RB
Callable 02/06/23 @ 100
6.000%, 08/01/39	2,355	2,117
Total Indiana		16,477
Iowa [0.4%]
Iowa State, Finance Authority, Child Serve Project, Ser B, RB
Callable 06/01/25 @ 100
5.000%, 06/01/36	2,000	1,849
Iowa State, Finance Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/43	2,000	1,724
Iowa State, Tobacco Settlement Authority, Sub-Ser B, RB
Callable 06/01/31 @ 26
0.000%, 06/01/65(C)	14,000	1,510
Total Iowa		5,083
Kansas [0.9%]
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.500%, 11/15/38	500	411

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Kansas State, Development Finance Authority, Village Shalom Project, Ser A, RB
Callable 11/15/23 @ 104
5.250%, 11/15/53	$4,190	$2,971
University of Kansas Hospital Authority, RB
Pre-Refunded @ 100
4.000%, 03/01/27(E)	1,330	1,401
University of Kansas Hospital Authority, RB
Callable 03/01/27 @ 100
4.000%, 03/01/42	1,170	1,142
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.375%, 12/01/46	1,500	600
Wichita City, Masonic Home, Ser II-A, RB
Callable 12/01/26 @ 100
5.250%, 12/01/36	500	200
Wyandotte County, Kansas City Unified Government, RB
Callable 09/01/25 @ 100
5.750%, 09/01/32	4,080	3,710
Total Kansas		10,435
Kentucky [1.0%]
County of Trimble Kentucky, RB, AMT
1.300%, 09/01/44(A)	1,000	844
Henderson Kentucky, RB, AMT
Callable 01/01/32 @ 100
4.700%, 01/01/52(B)	500	442
Kentucky State, Economic Development Finance Authority, Masonic Home Independent Living, RB
Callable 05/15/26 @ 100
5.000%, 05/15/46	4,500	3,485
Kentucky State, Economic Development Finance Authority, Ser A-, RB
Callable 08/01/29 @ 100
5.000%, 08/01/44	1,000	1,002
Kentucky State, Public Energy Authority, Ser B, RB
Callable 10/01/24 @ 100
4.000%, 01/01/49(A)	2,500	2,482

Description	Face Amount (000)	Value (000)
Kentucky State, Public Transportation Infrastructure Authority, Downtown Crossing Project, RB
Pre-Refunded @ 100
5.750%, 07/01/23(E)	$5,650	$5,710
Total Kentucky		13,965
Louisiana [0.6%]
Juban Crossing, Economic Development District, General Infrastructure Project, Ser C, RB
Callable 03/15/25 @ 100
7.000%, 09/15/44(B)	5,450	4,557
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
Callable 07/01/23 @ 100
10.500%, 07/01/39(D)	1,435	—
Louisiana State, Public Facilities Authority, Pellets Project, RB, AMT
7.000%, 07/01/24(B) (D)	1,319	—
Louisiana State, Public Facilities Authority, Pellets Project, Ser A, RB, AMT
Callable 07/01/24 @ 100
8.375%, 07/01/39(D)	3,474	—
Parish of State John the Baptist Louisiana, RB
2.200%, 06/01/37(A)	4,000	3,681
Total Louisiana		8,238
Maine [0.1%]
Maine State, Financing Authority, Casella Waste Systems Project, RB, AMT
4.375%, 08/01/35(A)(B)	1,000	983
Maryland [2.1%]
Baltimore Maryland, Sub-Ser, RB
Callable 06/01/31 @ 100
5.000%, 06/01/51	800	746
Baltimore Maryland, Sub-Ser, RB
Callable 06/01/31 @ 100
4.875%, 06/01/42	740	692
Baltimore, Harbor Point Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36	1,000	1,000
Baltimore, RB
Callable 06/01/29 @ 100
3.625%, 06/01/46(B)	1,370	1,038
Baltimore, RB
Callable 06/01/29 @ 100
3.500%, 06/01/39(B)	650	514
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.875%, 06/01/46(B)	350	272

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Baltimore, Sub-Ser B, RB
Callable 06/01/23 @ 100
3.700%, 06/01/39(B)	$200	$161
Brunswick, RB
Callable 01/01/29 @ 100
5.000%, 07/01/36	1,550	1,554
Brunswick, RB
Callable 01/01/29 @ 100
4.000%, 07/01/29	945	914
Frederick County, RB
Callable 07/01/29 @ 100
3.750%, 07/01/39	1,410	1,181
Frederick County, RB
3.250%, 07/01/29	890	812
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
6.100%, 02/15/44	1,425	1,363
Howard County, Annapolis Junction Town Center Project, TA
Callable 02/15/24 @ 100
5.800%, 02/15/34	725	702
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.500%, 02/15/47(B)	1,250	1,087
Howard County, Downtown Columbia Project, Ser A, TA
Callable 02/15/26 @ 100
4.375%, 02/15/39(B)	1,000	907
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/40	875	742
Maryland State, Economic Development, GO
Callable 09/01/30 @ 100
4.000%, 09/01/50	875	682
Maryland State, Health & Higher Educational Facilities Authority, Ser A, RB
Callable 05/15/27 @ 100
5.000%, 05/15/45	5,000	5,104
Prince George's County, RB
Callable 07/01/28 @ 100
5.250%, 07/01/48(B)	2,000	1,914
Prince George's County, RB
Callable 07/01/28 @ 100
5.125%, 07/01/39(B)	1,000	967
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.250%, 07/01/44	3,780	3,817
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.125%, 07/01/39	750	757

Description	Face Amount (000)	Value (000)
Westminster, Luther Village Millers Grant Project, RB
Callable 07/01/24 @ 100
6.000%, 07/01/34	$1,205	$1,217
Total Maryland		28,143
Massachusetts [1.2%]
Massachusetts State, Development Finance Agency, Emmanuel College, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/36	2,305	2,328
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/51(B)	2,500	2,013
Massachusetts State, Development Finance Agency, RB
Callable 07/01/28 @ 103
5.000%, 07/01/56(B)	1,910	1,502
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 10/01/26 @ 100
5.000%, 10/01/43	6,905	6,910
Massachusetts State, Development Finance Agency, Ser A, RB
Callable 01/01/29 @ 100
5.000%, 07/01/44	500	484
Massachusetts State, Development Finance Agency, Western New England University, RB
Callable 09/01/28 @ 100
5.000%, 09/01/43	2,000	1,988
Total Massachusetts		15,225
Michigan [1.5%]
Detroit City, GO
Callable 04/01/28 @ 100
5.000%, 04/01/38	625	625
Kalamazoo Economic Development, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,505	1,197
Kalamazoo Economic Development, RB
Callable 05/15/27 @ 103
5.000%, 05/15/55	3,750	3,015
Michigan State, Finance Authority, Hospital Presbyterian Village, RB
Callable 11/15/25 @ 100
5.250%, 11/15/35	2,340	2,178
Michigan State, Finance Authority, Old Redford School Project, Ser A, RB
Callable 02/06/23 @ 100
6.500%, 12/01/40	3,745	3,512

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Michigan State, Finance Authority, Ser A-2, RB
Callable 12/01/30 @ 100
5.000%, 06/01/40	$1,770	$1,790
Michigan State, Hospital Finance Authority, Ser Senior CR, RB
Callable 05/15/30 @ 100
5.000%, 11/15/47	4,000	4,085
Michigan State, Public Educational Facilities Authority, Old Redford Project, Ser A, RB
Callable 02/06/23 @ 100
5.875%, 12/01/30	2,000	1,902
Michigan State, Strategic Fund, RB
Callable 08/15/28 @ 103
5.000%, 08/15/51(B)	1,000	795
Michigan State, Tobacco Settlement Finance Authority, Ser C, RB
Callable 06/01/33 @ 11
0.000%, 06/01/58(C)	28,000	1,095
Total Michigan		20,194
Minnesota [0.7%]
Anoka, Housing Revenue Authority, Homestead Project, RB
Callable 11/01/24 @ 103
4.750%, 11/01/35	3,000	2,607
Bethel, Senior Housing Revenue, Lodge at Lakes at Stillwater Project, RB
Callable 06/01/23 @ 102
5.250%, 06/01/58	2,840	2,374
Bethel, Senior Housing Revenue, RB
Callable 05/01/24 @ 102
4.500%, 05/01/49	1,355	987
Duluth Economic Development Authority, RB
Callable 07/01/26 @ 103
4.000%, 07/01/41	1,860	1,483
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
5.000%, 08/01/53(B)	500	464
Minneapolis State, Riverton Community Housing Project, RB
Callable 08/01/24 @ 102
4.750%, 08/01/43(B)	1,600	1,447
Total Minnesota		9,362
Missouri [2.5%]
Blue Springs, Improvement Adams Farm Project, TA
Callable 06/01/24 @ 100
5.250%, 06/01/39	3,400	2,917

Description	Face Amount (000)	Value (000)
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 02/06/23 @ 100
4.000%, 03/01/42	$1,000	$799
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 02/06/23 @ 100
3.625%, 03/01/33	500	427
Hanley, Transportation Development, Eager Road Transportation Development District, Ser A, SAB
Callable 02/06/23 @ 100
3.000%, 03/01/26	395	372
Kansas City, Industrial Development Authority, Ser A, RB
Callable 04/01/26 @ 100
5.000%, 04/01/36(B)	2,000	1,824
Kirkwood Industrial Development Authority, RB
Callable 05/15/27 @ 100
5.250%, 05/15/30	2,515	2,401
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/46	2,000	1,698
Lees Summit, Industrial Development Authority, John Knox Village, Ser A, RB
Callable 08/15/24 @ 102
5.000%, 08/15/51	500	415
Lees Summit, Industrial Development Authority, RB
Callable 08/15/25 @ 103
5.000%, 08/15/42	2,400	2,098
Maryland Heights Missouri, GO
Callable 11/01/29 @ 100
4.125%, 11/01/38	1,950	1,620
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/36	440	383
Missouri State, Health & Educational Facilities Authority, RB
Callable 08/01/31 @ 100
4.000%, 08/01/41	410	335

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Poplar Bluff, Ser A, TA
Callable 11/01/23 @ 100
5.125%, 11/01/35(B)	$4,885	$4,483
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.250%, 09/01/45(B)	3,000	2,636
St. Louis County, Industrial Development Authority, Manchester Ballas Community, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	2,000	1,804
St. Louis County, Industrial Development Authority, RB
Callable 09/01/25 @ 103
5.250%, 09/01/53	2,000	1,704
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
4.375%, 11/15/35	2,250	1,807
St. Louis, Industrial Development Authority, Ballpark Village Development Project, RB
Callable 11/15/26 @ 100
3.875%, 11/15/29	1,315	1,137
St. Louis, Industrial Development Authority, Innovation District Project, TA
Callable 05/15/24 @ 100
4.375%, 05/15/36	2,500	2,305
St. Louis, Industrial Development Authority, RB
Callable 05/15/29 @ 100
5.000%, 05/15/41	3,250	3,151
Total Missouri		34,316
Nevada [1.4%]
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
4.000%, 09/01/51	250	191
Henderson Local Improvement Districts, SAB
Callable 09/01/31 @ 100
3.500%, 09/01/45	700	488
Las Vegas, Finance Authority, RB
Callable 01/26/23 @ 100
4.375%, 06/15/35(B)	3,500	3,100
Las Vegas, Special Improvement District No. 611, RB
Callable 06/01/30 @ 100
4.125%, 06/01/50	875	710

Description	Face Amount (000)	Value (000)
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.750%, 06/01/42	$750	$578
Las Vegas, Special Improvement District No. 612 Skye Hills, GO
Callable 06/01/30 @ 100
3.500%, 06/01/35	200	162
Las Vegas, Special Improvement District No. 812, SAB
Callable 12/01/25 @ 100
5.000%, 12/01/35	910	912
Las Vegas, Special Improvement District No. 814, GO
Callable 06/01/29 @ 100
4.000%, 06/01/44	715	601
Las Vegas, Special Improvement District No. 815, GO
Callable 12/01/30 @ 100
4.750%, 12/01/40	750	710
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/46	990	664
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.125%, 06/01/51	2,485	1,580
Las Vegas, Special Improvement District No. 816, SPA
Callable 06/01/31 @ 100
3.000%, 06/01/41	950	681
Nevada State, Department of Business & Industry, Green-Fulcrum Sierra Biofuels, RB, AMT
Callable 12/15/27 @ 100
6.250%, 12/15/37(B)	100	89
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/35(B)	1,595	1,567
Nevada State, Department of Business & Industry, Sumerset Academy, Ser A, RB
Callable 12/15/25 @ 100
5.000%, 12/15/48(B)	1,000	909
Reno Nevada, Sub-Ser, RB
Callable 07/01/38 @ 31
0.000%, 07/01/58(B)(C)	17,000	1,992
Sparks Nevada, Ser A, RB
2.750%, 06/15/28(B)	1,000	893

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Sparks Nevada, Ser A, RB
2.500%, 06/15/24(B)	$325	$315
Total Nevada		16,142
New Hampshire [0.4%]
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/41	1,000	837
New Hampshire, Business Finance Authority, RB
Callable 01/01/26 @ 103
4.000%, 01/01/51	1,000	778
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.750%, 07/01/54(B)	1,250	1,145
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 103
5.625%, 07/01/46(B)	500	460
New Hampshire, Business Finance Authority, Ser A, RB
Callable 07/01/25 @ 100
3.625%, 07/01/43(A)(B)	2,000	1,563
New Hampshire, Business Finance Authority, Ser B, RB, AMT
Callable 07/01/25 @ 100
3.750%, 07/01/45(A)(B)	1,270	1,010
Total New Hampshire		5,793
New Jersey [2.2%]
New Jersey State, Economic Development Authority, Continental Airlines Project, RB, AMT
Callable 02/06/23 @ 101
5.250%, 09/15/29	750	745
New Jersey State, Economic Development Authority, Port Newark Container, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/47	2,170	2,110
New Jersey State, Economic Development Authority, RB
Callable 11/01/29 @ 100
4.000%, 11/01/37	1,100	1,043
New Jersey State, Economic Development Authority, RB, AMT
Callable 03/05/24 @ 101
5.625%, 11/15/30	1,000	1,004
New Jersey State, Economic Development Authority, RB, AMT
Callable 10/01/27 @ 100
5.000%, 10/01/37	3,830	3,846

Description	Face Amount (000)	Value (000)
New Jersey State, Economic Development Authority, Ser A, RB
5.000%, 11/01/27	$780	$839
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/42	1,155	1,176
New Jersey State, Economic Development Authority, Ser A, RB
Callable 12/15/27 @ 100
5.000%, 06/15/47	1,230	1,243
New Jersey State, Economic Development Authority, Ser EEE, RB
Callable 12/15/28 @ 100
5.000%, 06/15/43	1,000	1,019
New Jersey State, Economic Development Authority, Ser S, RB
Callable 12/15/30 @ 100
4.000%, 06/15/46	500	433
New Jersey State, Transportation Trust Fund Authority, Ser AA, RB
Callable 06/15/25 @ 100
5.250%, 06/15/41	5,245	5,319
New Jersey State, Transportation Trust Fund Authority, Ser BB, RB
Callable 12/15/28 @ 100
4.000%, 06/15/37	3,500	3,322
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
5.000%, 06/15/46	1,000	1,013
New Jersey State, Transportation Trust Fund Authority, Ser S, RB
Callable 12/15/28 @ 100
4.500%, 06/15/49	4,015	3,775
Tobacco Settlement Financing, Sub-Ser B, RB
Callable 06/01/28 @ 100
5.000%, 06/01/46	2,500	2,387
Total New Jersey		29,274
New Mexico [0.7%]
Farmington New Mexico, RB
1.150%, 06/01/40(A)	3,500	3,370
Farmington New Mexico, RB
1.100%, 06/01/40(A)	3,000	2,964
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/33	500	478
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/38	500	463

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Lower Petroglyphs, Public Improvement District, RB
Callable 10/01/27 @ 100
5.000%, 10/01/48	$1,750	$1,556
Total New Mexico		8,831
New York [5.5%]
Build NYC Resource, RB
Callable 07/01/32 @ 100
5.000%, 07/01/42	750	761
Build NYC Resource, RB
Callable 06/15/31 @ 100
4.000%, 06/15/56	530	377
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/45(B)	875	815
Dutchess County, Local Development, Ser A, RB
Callable 07/01/30 @ 100
5.000%, 07/01/51(B)	875	792
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/42	4,500	3,748
Jefferson County, Civic Facility Development, RB
Callable 11/01/27 @ 100
4.000%, 11/01/47	375	299
Metropolitan Transportation Authority, Ser A-1, RB
Callable 05/15/31 @ 100
4.000%, 11/15/49	3,000	2,455
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
5.000%, 11/15/50	1,750	1,681
Metropolitan Transportation Authority, Ser C-1, RB
Callable 11/15/26 @ 100
5.000%, 11/15/56	3,640	3,466
Metropolitan Transportation Authority, Ser C-1, RB
Callable 05/15/30 @ 100
4.750%, 11/15/45	9,550	8,930
Metropolitan Transportation Authority, Ser D1, RB
Callable 11/15/30 @ 100
5.000%, 11/15/44	2,450	2,372
Metropolitan Transportation Authority, Sub-Ser A-SUB, RB
Callable 11/15/28 @ 100
5.000%, 11/15/45	1,690	1,630
Monroe County, Industrial Development, RB
Callable 06/01/28 @ 100
5.000%, 06/01/50(B)	1,100	1,080
Nassau County, Industrial Development Agency, RB
Callable 10/01/26 @ 107
5.000%, 01/01/58(A)	4,358	2,125

Description	Face Amount (000)	Value (000)
New York State, Environmental Facilities, RB, AMT
Callable 06/02/25 @ 100
2.750%, 09/01/50(A)	$750	$706
New York State, Liberty Development, Bank of America Tower, RB
Callable 03/15/29 @ 100
2.800%, 09/15/69	1,000	895
New York State, Liberty Development, Ser 1WTC, RB
Callable 02/15/30 @ 100
2.750%, 02/15/44	2,000	1,427
New York State, Transportation Development, American Airlines, RB, AMT
Callable 01/26/23 @ 100
5.000%, 08/01/26	2,000	2,000
New York State, Transportation Development, LaGuardia Airport Terminal B, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/41	1,500	1,459
New York State, Transportation Development, RB, AMT
Callable 08/01/30 @ 100
5.250%, 08/01/31	1,730	1,735
New York State, Transportation Development, RB, AMT
Callable 01/01/28 @ 100
5.000%, 01/01/36	5,000	4,959
New York State, Transportation Development, RB, AMT
Callable 10/01/30 @ 100
5.000%, 10/01/40	2,800	2,695
New York State, Transportation Development, RB, AMT
Callable 12/01/32 @ 100
5.000%, 12/01/40	750	761
Niagara, Area Development, Ser A, RB, AMT
Callable 07/01/23 @ 100
4.750%, 11/01/42(B)	3,500	3,100
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/34	1,000	1,007
Niagara, Tobacco Asset Securitization, RB
Callable 05/15/24 @ 100
5.250%, 05/15/40	1,000	1,003

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Port Authority of New York & New Jersey, Ser 221, RB, AMT
Callable 07/15/30 @ 100
4.000%, 07/15/50	$2,000	$1,771
TSASC, Ser A, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,000	2,018
TSASC, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/48	3,000	2,647
TSASC, Sub-Ser, RB
Callable 06/01/27 @ 100
5.000%, 06/01/45	4,000	3,592
Westchester, Tobacco Asset Securitization, Ser B, RB
Callable 06/01/27 @ 100
5.000%, 06/01/41	2,485	2,535
Westchester, Tobacco Asset Securitization, Sub-Ser C, RB
Callable 06/01/27 @ 100
5.125%, 06/01/51	7,000	7,064
Total New York		71,905
North Carolina [0.3%]
North Carolina State, Department of Transportation, I-77 Hot Lanes Project, RB, AMT
Callable 06/30/25 @ 100
5.000%, 12/31/37	1,405	1,417
North Carolina State, Medical Care Commission, Ser A, RB
Callable 09/01/27 @ 100
4.000%, 09/01/50	250	188
North Carolina State, Turnpike Authority, RB
5.000%, 02/01/24	1,000	1,019
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/44	1,500	1,541
North Carolina State, Turnpike Authority, RB
Callable 01/01/30 @ 100
5.000%, 01/01/49	500	512
Total North Carolina		4,677
North Dakota [0.6%]
Burleigh County, Educational Facilities Revenue, Education Facilities, University of Mary Project, RB
Callable 04/15/26 @ 100
5.200%, 04/15/46	1,100	988
County of Grand Forks North Dakota, RB, AMT
Callable 06/15/26 @ 103
7.000%, 12/15/43(B) (D)	5,000	2,750

Description	Face Amount (000)	Value (000)
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/48	$2,500	$2,186
Ward County, Ser C, RB
Callable 06/01/28 @ 100
5.000%, 06/01/53	1,500	1,293
Total North Dakota		7,217
Ohio [3.7%]
Buckeye Tobacco Settlement, Financing Authority, Ser A-2-Class, RB
Callable 06/01/30 @ 100
4.000%, 06/01/48	3,500	2,995
Buckeye Tobacco Settlement, Financing Authority, Ser B-2, RB
Callable 06/01/30 @ 100
5.000%, 06/01/55	13,045	11,323
Buckeye Tobacco Settlement, Financing Authority, Ser B-3, RB
Callable 06/01/30 @ 22
0.000%, 06/01/57 (C)	20,000	2,289
Cleveland-Cuyahoga County Port Authority, TA
Callable 12/01/29 @ 100
4.000%, 12/01/55(B)	250	193
Cuyahoga County, Hospital Revenue, Metrohealth System, RB
Callable 02/15/27 @ 100
5.250%, 02/15/47	3,800	3,822
Cuyahoga County, RB
Callable 02/15/27 @ 100
5.000%, 02/15/57	5,000	4,814
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/44	5,000	4,537
Muskingum County, Hospital Facilities Authority, Genesis Healthcare Systems Project, RB
Callable 02/15/23 @ 100
5.000%, 02/15/48	2,250	1,934
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.500%, 01/15/48(B)	970	848
Ohio State, Air Quality Development Authority, Pratt Paper Project, RB, AMT
Callable 01/15/28 @ 100
4.250%, 01/15/38(B)	3,555	3,286

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Ohio State, Air Quality Development Authority, RB, AMT
Callable 07/01/29 @ 100
5.000%, 07/01/49(B)	$11,750	$10,428
Ohio State, Housing Finance Agency, Sanctuary at Springboro Project, RB
Callable 10/01/25 @ 101
5.450%, 01/01/38(B)	2,500	1,934
Total Ohio		48,403
Oklahoma [0.6%]
Oklahoma County, Finance Authority, Epworth Village Project, Ser A, RB
Callable 02/06/23 @ 100
5.125%, 04/01/42	4,000	2,000
Oklahoma State, Development Finance Authority, RB
Callable 08/01/27 @ 100
5.250%, 08/01/57(D)	1,622	2
Oklahoma State, Development Finance Authority, Ser B, RB
Callable 08/15/28 @ 100
5.250%, 08/15/48	1,000	889
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.875%, 11/01/46(D)	3,843	10
Payne County, Economic Development Authority, Epworth Living at the Ranch, RB
Callable 11/01/26 @ 100
6.625%, 11/01/36(D)	1,664	4
Tulsa Airports Improvement Trust, RB, AMT
Callable 06/01/25 @ 100
5.000%, 06/01/35(A)	4,000	4,009
Total Oklahoma		6,914
Oregon [0.6%]
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.375%, 11/15/55	875	768
Clackamas County, Hospital Facility Authority, Ser A, RB
Callable 11/15/25 @ 102
5.250%, 11/15/50	1,000	873
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/41	1,000	812

Description	Face Amount (000)	Value (000)
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	$2,220	$1,653
Hospital Facilities Authority of Multnomah County Oregon, RB
Callable 12/01/28 @ 103
4.000%, 12/01/56	5,000	3,602
Yamhill County, Hospital Authority, Ser A, RB
Callable 11/15/28 @ 103
5.000%, 11/15/46	500	397
Total Oregon		8,105
Pennsylvania [2.3%]
Allentown, Neighborhood Improvement Zone Development Authority, City Center Project, RB
Callable 05/01/27 @ 100
5.000%, 05/01/42(B)	1,750	1,650
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.375%, 05/01/42(B)	3,000	2,879
Allentown, Neighborhood Improvement Zone Development Authority, Sub-Ser, RB
Callable 05/01/28 @ 100
5.125%, 05/01/32(B)	1,500	1,474
Chester County, Health and Education Facilities Authority, RB
Callable 12/01/28 @ 103
4.000%, 12/01/51	1,150	783
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.125%, 03/01/48(B)	800	746
Chester County, Industrial Development Authority, Woodlands at Graystone Project, RB
Callable 03/01/28 @ 100
5.000%, 03/01/38(B)	525	505
Dauphin County, General Authority, Harrisburg University of Science and Technology Project, RB
Callable 10/15/27 @ 100
5.125%, 10/15/41(B)	1,135	1,023
Dauphin County, General Authority, RB
Callable 10/15/28 @ 100
6.250%, 10/15/53(B)	750	750

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Dauphin County, General Authority, RB
Callable 10/15/27 @ 100
5.000%, 10/15/34(B)	$3,470	$3,272
DuBois, Hospital Authority, RB
Callable 01/15/28 @ 100
4.000%, 07/15/43	2,370	2,122
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/49	780	628
Franklin County, Industrial Development Authority, RB
Callable 12/01/25 @ 103
5.000%, 12/01/54	1,000	783
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.750%, 06/30/48	625	651
Pennsylvania State, Economic Development Financing Authority, RB, AMT
Callable 12/31/32 @ 100
5.250%, 06/30/53	1,500	1,468
Pennsylvania State, Turnpike Commission, Convertible Capital Appreciation Project, Sub-Ser E, RB
Callable 12/01/27 @ 100
6.375%, 12/01/38	2,000	2,259
Pennsylvania State, Turnpike Commission, Ser A, RB
Callable 12/01/24 @ 100
5.000%, 12/01/33	1,500	1,561
Philadelphia, Industrial Development Authority, RB
Callable 06/15/28 @ 100
5.000%, 06/15/40(B)	900	854
Pottsville, Hospital Authority, Schuykill Health System Project, RB
Pre-Refunded @ 100
6.500%, 07/01/24(B) (E)	3,000	3,151
Washington County, Redevelopment Authority, TA
Callable 01/01/28 @ 100
5.000%, 07/01/35	1,235	1,192
Total Pennsylvania		27,751
Rhode Island [0.3%]
Rhode Island State, Health & Educational Building, RB
Callable 05/15/26 @ 100
5.000%, 05/15/39	1,000	1,004

Description	Face Amount (000)	Value (000)
Rhode Island State, Tobacco Settlement Financing, Ser B, RB
Callable 01/23/23 @ 17
0.000%, 06/01/52(C)	$21,270	$2,905
Total Rhode Island		3,909
South Carolina [0.8%]
Berkeley County, RB
Callable 11/01/29 @ 100
4.375%, 11/01/49	2,500	1,981
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/47	3,830	3,521
South Carolina State, Jobs-Economic Development Authority, The Woodlands at Furman, RB
Callable 11/15/24 @ 103
5.250%, 11/15/52	5,950	5,394
Total South Carolina		10,896
Tennessee [0.5%]
Chattanooga, Health Educational & Housing Facility Board, RB
Callable 10/01/25 @ 100
5.000%, 10/01/35	1,000	1,000
Metropolitan Government Nashville & Davidson County Health & Educational Facs Bd, Ser S, RB
Callable 11/01/25 @ 102
4.000%, 11/01/45	5,000	3,971
Nashville, Metropolitan Development & Housing Agency, RB
Callable 06/01/28 @ 100
5.125%, 06/01/36(B)	900	905
Nashville, Metropolitan Development & Housing Agency, RB
4.500%, 06/01/28(B)	645	645
Total Tennessee		6,521
Texas [7.0%]
Alvin Independent School District, Ser B-REMK, GO
0.450%, 02/15/36(A)	2,000	1,967
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.125%, 03/01/44	2,300	2,339
Arlington, Higher Education Finance, Universal Academy Project, Ser A, RB
Callable 03/01/24 @ 100
7.000%, 03/01/34	400	408

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.250%, 09/01/47(B)	$500	$484
Celina, Cambridge Crossing Public Improvement Project, SAB
Callable 09/01/28 @ 100
5.125%, 09/01/38(B)	1,500	1,469
Celina, Sutton Fields II Public Improvement Project, SAB
Callable 03/01/23 @ 103
7.250%, 09/01/45	475	488
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(E)	1,000	1,000
Central Texas, Regional Mobility Authority, Sub-Ser, RB
Pre-Refunded @ 100
5.000%, 01/01/23(E)	1,000	1,000
Clifton, Higher Education Finance, International Leadership Project, Ser D, RB
Callable 08/15/25 @ 100
6.125%, 08/15/48	4,245	4,307
Grand Parkway, Transportation, Toll Revenue, Sub-Ser B, RB
Pre-Refunded @ 100
5.000%, 10/01/23(E)	2,000	2,031
Gulf Coast Authority, Ser B, RB, AMT
1.500%, 05/01/28	1,000	843
Houston, Airport System Revenue, RB, AMT
4.750%, 07/01/24	1,700	1,696
Houston, Airport System Revenue, RB, AMT
Callable 07/01/29 @ 100
4.000%, 07/01/41	2,500	2,119
Houston, Airport System Revenue, RB, AMT
Callable 07/15/29 @ 100
4.000%, 07/15/41	2,180	1,847
Houston, Airport System Revenue, Ser B-1, RB, AMT
Callable 07/15/25 @ 100
5.000%, 07/15/35	3,000	2,884
Houston, Airport System Revenue, Ser C, RB, AMT
5.000%, 07/15/27	1,000	1,015
Houston, Airport System Revenue, United Airlines Project, RB, AMT
Callable 07/01/24 @ 100
5.000%, 07/01/29	7,000	7,015

Description	Face Amount (000)	Value (000)
Lago Vista Texas, RB
Callable 09/01/30 @ 100
4.875%, 09/01/50(B)	$275	$245
Matagorda County Navigation District No. 1, RB, AMT
0.900%, 05/01/30(A)	1,750	1,718
Mission, Economic Development, RB, AMT
Callable 01/26/23 @ 104
4.625%, 10/01/31(B)	3,250	3,126
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/36	3,410	2,787
New Hope, Cultural Education Facilities Finance, Carillon LifeCare Community Project, RB
Callable 07/01/24 @ 102
5.000%, 07/01/46	1,250	915
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/36	3,385	2,885
New Hope, Cultural Education Facilities Finance, RB
7.500%, 11/15/37	545	442
New Hope, Cultural Education Facilities Finance, RB
Callable 08/15/31 @ 100
4.000%, 08/15/46(B)	4,385	3,327
New Hope, Cultural Education Facilities Finance, RB
Callable 11/15/26 @ 105
2.000%, 11/15/61(A)	13,887	6,352
New Hope, Cultural Education Facilities Finance, Ser A, RB
Callable 08/15/25 @ 100
5.000%, 08/15/50(B)	4,750	4,206
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.750%, 08/15/45(B)	1,700	1,743
Newark, Higher Education Finance, Ser A, RB
Callable 08/15/25 @ 100
5.500%, 08/15/35(B)	900	928
North Texas, Tollway Authority, Convertible Capital Appreciation Project, Ser C, RB
Pre-Refunded @ 100
0.000%, 09/01/31(E)	5,000	6,238
Port Beaumont Navigation District, RB
Callable 02/06/23 @ 102
6.000%, 01/01/25(B)	1,525	1,431

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Port Beaumont Navigation District, RB, AMT
Callable 02/06/23 @ 102
3.625%, 01/01/35(B)	$1,000	$803
Port Beaumont Navigation District, RB, AMT
Callable 07/01/23 @ 103
2.875%, 01/01/41(B)	750	491
Port Beaumont Navigation District, RB, AMT
Callable 07/01/23 @ 103
2.750%, 01/01/36(B)	1,000	710
Port of Beaumont, Industrial Development Authority, RB
Callable 07/01/23 @ 102
4.100%, 01/01/28(B)	6,330	5,148
Sanger, Industrial Development Authority, Texas Pellets Project, Ser B, RB, AMT
Callable 02/06/23 @ 100
8.000%, 07/01/38(D)	4,950	1,237
Tarrant County, Cultural Education Facilities Finance, Northwest Senior Housing Edgemere Project, RB
Callable 05/15/27 @ 100
5.250%, 11/15/47(D)	3,720	1,488
Tarrant County, Cultural Education Facilities Finance, RB
Callable 02/15/27 @ 100
6.375%, 02/15/52(D)	9,000	5,400
Temple, Ser A-REV, RB
Callable 08/01/25 @ 100
5.000%, 08/01/38	2,000	2,017
Texas State, Private Activity Bond Surface Transportation, RB, AMT
Callable 06/30/29 @ 100
5.000%, 06/30/58	2,000	1,908
Texas State, Private Activity Bond Surface Transportation, SH 288 Toll Lanes Project, RB, AMT
Callable 12/31/25 @ 100
5.000%, 12/31/45	1,635	1,613
Texas State, Transportation Commission, RB
Callable 02/01/29 @ 73
0.000%, 08/01/36(C)	1,000	503
Total Texas		90,573
Utah [0.3%]
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
6.000%, 03/01/53(B)	2,000	1,966

Description	Face Amount (000)	Value (000)
Downtown East Streetcar Sewer Public Infrastructure District, Ser A, GO
Callable 09/01/27 @ 103
5.750%, 03/01/42(B)	$500	$495
Utah Charter School Finance Authority, RB
Callable 06/15/28 @ 102
5.000%, 06/15/55(B)	1,750	1,558
Total Utah		4,019
Vermont [0.1%]
Vermont State, Economic Development Authority, Casella Waste Systems Project, RB, AMT
4.625%, 04/01/36(A)(B)	1,000	973
Virginia [1.3%]
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.400%, 03/01/45(B)	2,000	1,949
Cherry Hill, Community Development Authority, Potomac Shores Project, SAB
Callable 03/01/25 @ 100
5.150%, 03/01/35(B)	1,000	986
James City County, Economic Development Authority, Ser A, RB
Callable 12/01/27 @ 103
4.000%, 12/01/35	1,015	872
James City County, Economic Development Authority, Ser A, RB
Callable 12/01/27 @ 103
4.000%, 12/01/40	1,155	925
Lower Magnolia Green, Community Development Authority, SAB
Callable 03/01/25 @ 100
5.000%, 03/01/45(B)	4,005	3,692
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/37(B)	2,750	2,548
Peninsula Town Center, Community Development Authority, RB
Callable 09/01/27 @ 100
5.000%, 09/01/45(B)	3,700	3,308
West Falls, Community Development Authority, Ser A, RB
Callable 09/01/32 @ 100
5.375%, 09/01/52(B)	2,125	2,074

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wise County, Industrial Development Authority, Ser A-RE, RB
0.750%, 10/01/40(A)	$1,500	$1,360
Total Virginia		17,714
Washington [1.0%]
Kalispel Tribe of Indians, Ser A, RB
Callable 01/01/28 @ 100
5.250%, 01/01/38(B)	400	418
Washington State, Health Care Facilities Authority, RB
Callable 01/01/28 @ 100
4.000%, 07/01/42	3,500	3,340
Washington State, Health Care Facilities Authority, Ser A-, RB
Callable 08/01/29 @ 100
4.000%, 08/01/44	2,715	2,340
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/38(B)	325	289
Washington State, Housing Finance Commission, Judson Park Project, RB
Callable 07/01/25 @ 102
5.000%, 07/01/48(B)	2,400	1,991
Washington State, Housing Finance Commission, RB
Callable 01/01/25 @ 102
5.000%, 01/01/51(B)	4,330	3,387
Washington State, Housing Finance Commission, Rockwood Retirement Community Project, RB
Pre-Refunded @ 100
7.500%, 01/01/24(B) (E)	2,000	2,083
Total Washington		13,848
West Virginia [1.2%]
South Charleston West Virginia, RB
Callable 06/01/31 @ 100
4.500%, 06/01/50(B)	3,240	2,432
West Virginia, Economic Development Authority, RB, AMT
Callable 01/01/25 @ 100
5.000%, 07/01/45(A)	1,190	1,187
West Virginia, Economic Development Authority, Ser S, RB
0.625%, 12/01/38(A)	2,500	2,254

Description	Face Amount (000)	Value (000)
West Virginia, Tobacco Settlement Finance Authority, RB
Callable 12/01/30 @ 100
4.875%, 06/01/49	$10,070	$8,598
Total West Virginia		14,471
Wisconsin [6.3%]
Hartford, Public Finance Authority, RB
Callable 09/01/24 @ 100
5.000%, 09/01/38(B)	1,580	1,412
Piedmont, Public Finance Authority, RB
Callable 06/15/29 @ 100
5.000%, 06/15/49	500	485
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.500%, 03/01/45(B)	3,460	3,486
Pine Lake, Public Finance Authority, RB
Callable 03/01/25 @ 100
5.250%, 03/01/35(B)	1,250	1,265
Public Finance Authority, RB
Callable 02/01/32 @ 100
5.000%, 02/01/52	2,500	2,308
Public Finance Authority, RB
Callable 07/01/30 @ 100
5.000%, 01/01/55(B)	3,000	2,202
Public Finance Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/42(B)	850	676
Public Finance Authority, RB
Callable 06/01/27 @ 100
4.000%, 06/01/51(B)	715	499
Public Finance Authority, RB
Callable 07/01/29 @ 100
4.000%, 07/01/51	2,750	2,148
Public Finance Authority, RB
Callable 04/01/32 @ 100
4.000%, 04/01/52(B)	1,250	906
Public Finance Authority, RB
Callable 06/01/27 @ 103
4.000%, 06/01/56(B)	4,750	2,986
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 09/30/51	600	467
Public Finance Authority, RB, AMT
Callable 09/30/31 @ 100
4.000%, 03/31/56	3,290	2,474
University of Wisconsin Hospitals & Clinics, RB
Callable 10/01/31 @ 100
4.000%, 04/01/51	4,995	4,683
Wisconsin State, Health & Educational Facilities Authority, Dickson Hollow Project, RB
Callable 02/06/23 @ 102
5.500%, 10/01/49	2,500	2,216

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/26 @ 100
5.000%, 02/15/51(A)	$1,000	$1,045
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/24 @ 100
5.000%, 02/15/52(A)	1,500	1,532
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 04/01/27 @ 100
4.000%, 04/01/39	2,500	2,431
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/47	1,680	1,237
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 01/01/27 @ 103
4.000%, 01/01/57	1,920	1,324
Wisconsin State, Health & Educational Facilities Authority, RB
Callable 08/15/31 @ 100
3.000%, 08/15/51	1,610	1,094
Wisconsin State, Health & Educational Facilities Authority, Woodland Hill Senior Housing Project, RB
Callable 02/06/23 @ 102
5.250%, 12/01/49	5,000	4,199
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
5.000%, 06/01/36(B)	6,125	5,776
Wisconsin State, Public Finance Authority, Bancroft Neurohealth Project, RB
Callable 06/01/26 @ 100
4.625%, 06/01/36(B)	3,300	2,982
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.625%, 07/01/44	3,500	3,539
Wisconsin State, Public Finance Authority, Coral Academy Project, RB
Callable 07/01/24 @ 100
5.375%, 07/01/34	2,000	2,031
Wisconsin State, Public Finance Authority, Cornerstone Christian Project, RB
Callable 02/01/26 @ 100
5.000%, 02/01/36(B)	3,000	2,827

Description	Face Amount (000)	Value (000)
Wisconsin State, Public Finance Authority, National Gypsum, RB, AMT
Callable 08/01/26 @ 100
4.000%, 08/01/35	$3,000	$2,537
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/45(B)	1,500	1,336
Wisconsin State, Public Finance Authority, RB
Callable 03/01/30 @ 100
5.250%, 03/01/55(B)	2,500	2,152
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/40(B)	1,175	1,114
Wisconsin State, Public Finance Authority, RB
Callable 04/01/30 @ 100
5.000%, 04/01/50(B)	1,675	1,497
Wisconsin State, Public Finance Authority, Roseman University Health Sciences, RB
Callable 04/01/25 @ 100
5.875%, 04/01/45	5,000	5,042
Wisconsin State, Public Finance Authority, Senior Trips Obligation Group Project, Ser B, RB, AMT
Callable 02/06/23 @ 100
5.000%, 07/01/42	1,000	962
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/35(B)	3,000	3,049
Wisconsin State, Public Finance Authority, Ser A, RB
Callable 06/15/25 @ 100
5.500%, 06/15/45(B)	4,280	4,292
Wisconsin State, Public Finance Authority, Ser E, RB, AMT
Callable 02/06/23 @ 100
5.000%, 07/01/23	820	820
Total Wisconsin		81,031
American Samoa [0.4%]
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/25 @ 100
6.625%, 09/01/35	3,000	3,149

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

Description	Face Amount (000)	Value (000)
American Samoa, Economic Development Authority, Ser A, RB
Callable 09/01/31 @ 100
5.000%, 09/01/38(B)	$1,500	$1,501
Total American Samoa		4,650
Puerto Rico [6.8%]
Children's Trust Fund, RB
Callable 02/06/23 @ 100
5.625%, 05/15/43	2,000	1,955
Commonwealth of Puerto Rico, Ser A, GO
0.000%, 07/01/24(C)	414	384
Commonwealth of Puerto Rico, Ser A1, GO
5.625%, 07/01/27	10,321	10,516
Commonwealth of Puerto Rico, Ser A1, GO
5.250%, 07/01/23	689	689
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/33	9,053	7,849
Commonwealth of Puerto Rico, Ser A1, GO
Callable 07/01/31 @ 103
4.000%, 07/01/37	2,957	2,419
Commonwealth of Puerto Rico, Sub-Ser CW, GO
0.000%, 11/01/43(A)	6,456	2,824
Puerto Rico, Electric Power Authority, Ser A, RB
Callable 07/01/23 @ 100
6.750%, 07/01/36(D)	2,605	1,947
Puerto Rico, Electric Power Authority, Ser AAA, RB
Callable 02/06/23 @ 100
5.250%, 07/01/30(D)	1,625	1,190
Puerto Rico, Electric Power Authority, Ser CCC, RB
Callable 02/06/23 @ 100
5.250%, 07/01/28(D)	2,145	1,571
Puerto Rico, Electric Power Authority, Ser E-1, RB
10.000%, 01/01/21(D)	3,957	3,027
Puerto Rico, Electric Power Authority, Ser E-2, RB
10.000%, 07/01/21(D)	1,500	1,147
Puerto Rico, Electric Power Authority, Ser E-3, RB
10.000%, 01/01/22(D)	500	383
Puerto Rico, Electric Power Authority, Ser XX, RB
Callable 02/06/23 @ 100
5.250%, 07/01/40(D)	12,000	8,790
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
5.000%, 07/01/58	4,667	4,237

Description	Face Amount (000)	Value (000)
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/28 @ 100
4.750%, 07/01/53	$3,276	$2,896
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
Callable 07/01/25 @ 100
4.500%, 07/01/34	19,005	17,929
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-1, RB
0.000%, 07/01/24(C)	1,383	1,290
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.784%, 07/01/58	21,358	18,530
Puerto Rico, Sales Tax Financing, Sales Tax Revenue, Ser A-2, RB
Callable 07/01/28 @ 100
4.536%, 07/01/53	31	26
Total Puerto Rico		89,599
Total Municipal Bonds
(Cost $1,388,212)		1,259,862
Corporate Bond [0.3%]
Medical Products & Services [0.3%]
Tower Health
4.451%, 02/01/50	9,000	4,325
Total Corporate Bond
(Cost $7,357)		4,325
Short-Term Investment [1.7%]
SEI Daily Income Trust Government Fund, Cl F, 3.810%**	21,530,583	21,531
Total Short-Term Investment
(Cost $21,531)		21,531
Total Investments [98.7%]
(Cost $1,417,100)		$1,285,718

Percentages are based on net assets of $1,303,000 (000).

**	The rate reported is the 7-day effective yield as of December 31, 2022.
(A)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $341,940 (000), representing 26.2% of the net assets of the Fund.
(C)	Zero coupon security.
(D)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(E)	Pre-Refunded Security — The maturity date shown is the pre-refunded date.

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Municipal High Income Fund

AGM — Assured Guarantee Municipal
AMT — Alternative Minimum Tax (subject to)
BAM — Build America Mutual
Cl — Class
GO — General Obligation
RB — Revenue Bond
SAB — Special Assessment Board
Ser — Series
SPA — Special Assessment
SPL Tax — Special Tax
TA — Tax Allocation

The following is a list of the inputs used as of December 31, 2022 is valuing the Fund's investments and other financial instruments carried at value ($Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$1,259,862	$—	$1,259,862
Corporate Bond	—	4,325	—	4,325
Short-Term Investment	21,531	—	—	21,531
Total Investments in Securities	$21,531	$1,264,187	$—	$1,285,718

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2600

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
Corporate Bonds [46.9%]
Communication Services [6.3%]
America Movil
3.625%, 04/22/29	$2,000	$1,816
Verizon Communications
2.355%, 03/15/32	2,536	2,013
Total Communication Services		3,829
Consumer Discretionary [3.9%]
General Motors Financial
4.350%, 01/17/27	2,500	2,378
Consumer Staples [2.6%]
Coca-Cola
1.375%, 03/15/31	2,000	1,568
Energy [3.0%]
Energy Transfer
5.950%, 12/01/25	1,800	1,828
Financials [15.1%]
Banco Santander
2.746%, 05/28/25	2,000	1,872
Barclays
4.375%, 01/12/26	2,000	1,937
Capital One Financial
4.200%, 10/29/25	1,800	1,741
Citigroup
3.500%, 05/15/23	1,400	1,393
Jefferies Financial Group
4.850%, 01/15/27	2,210	2,185
Lehman Brothers Holdings, MTN
7.000%, 09/28/37(A)	400	1
Total Financials		9,129
Health Care [1.4%]
CVS Health
4.300%, 03/25/28	854	827
Industrials [6.7%]
John Deere Capital, MTN
2.800%, 09/08/27	2,500	2,306
Penske Truck Leasing LP
4.250%, 01/17/23(B)	300	300
3.450%, 07/01/24(B)	1,500	1,449
Total Industrials		4,055
Information Technology [1.2%]
KLA-Tencor
4.650%, 11/01/24	725	723
Real Estate [3.6%]
Prologis
2.125%, 04/15/27	2,425	2,174
Utilities [3.1%]
Duke Energy
3.400%, 06/15/29	2,020	1,817

Description	Face Amount (000)	Value (000)
Korea Electric Power
6.750%, 08/01/27	$75	$79
Total Utilities		1,896
Total Corporate Bonds
(Cost $31,961)		28,407
U.S. Treasury Obligations [41.7%]
U.S. Treasury Notes
4.250%, 10/15/25	2,000	2,000
2.625%, 01/31/26	5,350	5,117
2.500%, 04/30/24	500	486
2.375%, 03/31/29	2,000	1,823
1.875%, 07/31/26	4,500	4,167
1.750%, 03/15/25	1,500	1,418
1.625%, 08/15/29	3,800	3,306
1.000%, 07/31/28	2,150	1,831
0.875%, 11/15/30	3,950	3,167
0.125%, 01/15/24	2,000	1,907
Total U.S. Treasury Obligations
(Cost $28,115)		25,222
Affiliated Registered Investment Company [3.9%]
City National Rochdale Fixed Income Opportunities Fund, Cl N ‡	127,551	2,353
Total Affiliated Registered Investment Company
(Cost $2,500)		2,353
U.S. Government Mortgage-Backed Obligations [1.0%]
FHLMC, Pool 1B2677
2.150%, ICE LIBOR USD 12 Month + 1.900%, 01/01/35(C)	1	1
FHLMC, Pool 1B2683
2.802%, ICE LIBOR USD 12 Month + 1.900%, 01/01/35(C)	1	1
FHLMC, Pool 1B2692
3.858%, ICE LIBOR USD 12 Month + 1.780%, 12/01/34(C)	2	2
FHLMC, Pool A93505
4.500%, 08/01/40	6	6
FHLMC, Pool A93996
4.500%, 09/01/40	8	8
FHLMC, Pool C03490
4.500%, 08/01/40	42	41
FHLMC, Pool C09015
3.000%, 10/01/42	52	48
FHLMC, Pool G02940
5.500%, 05/01/37	1	2
FHLMC, Pool G04222
5.500%, 04/01/38	3	3
FHLMC, Pool G04913
5.000%, 03/01/38	12	12
FHLMC, Pool G08003
6.000%, 07/01/34	4	4
FHLMC, Pool J19197
3.000%, 05/01/27	18	18

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Description	Face Amount (000)	Value (000)
FHLMC, Pool Q08998
3.500%, 06/01/42	$32	$30
FHLMC, Pool Q10378
3.000%, 08/01/42	45	41
FNMA, Pool 252570
6.500%, 07/01/29	1	1
FNMA, Pool 253183
7.500%, 04/01/30	—	—
FNMA, Pool 253398
8.000%, 08/01/30	—	—
FNMA, Pool 254949
5.000%, 11/01/33	3	3
FNMA, Pool 255814
5.500%, 08/01/35	4	4
FNMA, Pool 303168
9.500%, 02/01/25	—	—
FNMA, Pool 725424
5.500%, 04/01/34	4	4
FNMA, Pool 735060
6.000%, 11/01/34	3	3
FNMA, Pool 735228
5.500%, 02/01/35	2	2
FNMA, Pool 735230
5.500%, 02/01/35	5	5
FNMA, Pool 745275
5.000%, 02/01/36	18	19
FNMA, Pool 745418
5.500%, 04/01/36	21	22
FNMA, Pool 827223
2.840%, ICE LIBOR USD 12 Month + 1.465%, 04/01/35(C)	5	5
FNMA, Pool 844809
5.000%, 11/01/35	7	7
FNMA, Pool AD8522
4.000%, 08/01/40	6	6
FNMA, Pool AE0828
3.500%, 02/01/41	61	57
FNMA, Pool AH0621
3.500%, 01/01/41	15	14
FNMA, Pool AJ1407
4.000%, 09/01/41	9	9
FNMA, Pool AJ7689
4.000%, 12/01/41	35	34
FNMA, Pool AK0971
3.000%, 02/01/27	16	15
FNMA, Pool AO2970
3.000%, 05/01/42	42	39
FNMA, Pool AO4137
3.500%, 06/01/42	35	33
FNMA, Pool MA1277
2.500%, 12/01/27	19	18
GNMA, Pool G2 4696
4.500%, 05/20/40	19	19
GNMA, Pool G2 4747
5.000%, 07/20/40	8	8
GNMA, Pool G2 4923
4.500%, 01/20/41	14	14
GNMA, Pool G2 MA0155
4.000%, 06/20/42	32	31

Description	Face Amount (000)	Value (000)
GNMA, Pool G2 MA0392
3.500%, 09/20/42	$40	$38
Total U.S. Government Mortgage-Backed Obligations
(Cost $654)		627
Mortgage-Backed Obligations [0.2%]
Cityscape Home Equity Loan Trust, Ser 1997-C, Cl A4
7.500%, 07/25/28	5	2
JPMorgan Chase Commercial Mortgage Securities Trust, Ser 2013-LC11, Cl A5
2.960%, 04/15/46	120	119
Residential Accredit Loans, Ser 2004-QS6, Cl A1
5.000%, 05/25/19	—	—
Total Mortgage-Backed Obligations
(Cost $127)		121
Closed-End Fund [0.0%]
Stone Ridge Reinsurance Risk Premium Interval Fund*	119	5
Total Closed-End Fund
(Cost $5)		5
Short-Term Investment [5.5%]
SEI Daily Income Trust Government Fund, Cl F, 3.810%**	3,308,581	3,309
Total Short-Term Investment
(Cost $3,309)		3,309
Total Investments [99.2%]
(Cost $66,671)		$60,044

Percentages are based on net assets of $60,500 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
‡	Investment in Affiliate.
(A)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(B)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $1,749 (000), representing 2.9% of the net assets of the Fund.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Intermediate Fixed Income Fund

Cl — Class
FHLMC — Federal Home Loan Mortgage Corporation
FNMA — Federal National Mortgage Association
GNMA — Government National Mortgage Association
ICE — Intercontinental Exchange
LIBOR — London Interbank Offered Rates
LP — Limited Partnership
MTN — Medium Term Note
Ser — Series
USD — U.S. Dollar

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$28,407	$—	$28,407
U.S. Treasury Obligations	—	25,222	—	25,222
Affiliated Registered Investment Company	2,353	—	—	2,353
U.S. Government Mortgage-Backed Obligations	—	627	—	627
Mortgage-Backed Obligations	—	121	—	121
Closed-End Fund	5	—	—	5
Short-Term Investment	3,309	—	—	3,309
Total Investments in Securities	$5,667	$54,377	$—	$60,044

The following is a summary of the transactions with the affiliates for the period ended December 31, 2022.

City National Rochdale Fixed Income Opportunities Fund, Class N (000)
Beginning balance as of October 1, 2022	$2,372
Purchases at Cost	—
Proceeds from Sales	—
Realized Gain (Loss)	—
Unrealized Gain (Loss)	(19)
Ending balance as of December 31, 2022	$2,353
Dividend Income	$128

City National Rochdale Fixed Income Opportunities Fund, Class N (Shares)
Beginning balance as of October 1, 2022	127,551
Purchases	—
Sales	—
Ending balance as of December 31, 2022	$127,551

Amounts designated as “—” are $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2600

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Corporate Bonds [54.4%]
Aerospace / Defense [0.7%]
Embraer Netherlands Finance BV
6.950%, 01/17/28		6,550	$6,550
Spirit AeroSystems
9.375%, 11/30/29(A)		98	103
TransDigm
6.250%, 03/15/26(A)		5,325	5,251
TransDigm
6.375%, 06/15/26		800	777
TransDigm
5.500%, 11/15/27		1,825	1,713
TransDigm
4.875%, 05/01/29		1,225	1,069
TransDigm UK Holdings
6.875%, 05/15/26		2,450	2,392
Total Aerospace / Defense			17,855
Airlines [0.3%]
American Airlines
11.750%, 07/15/25(A)		1,020	1,094
American Airlines
5.500%, 04/20/26(A)		4,135	3,975
Avianca Holdings
8.375%, 07/10/20(B)		39	1
EA Partners I
6.875%, 09/28/20(B)		5,617	28
EA Partners II
6.750%, 06/01/21(B)		4,960	50
Mileage Plus Holdings
6.500%, 06/20/27(A)		1,229	1,222
Total Airlines			6,370
Airport Develop/Maint [0.3%]
GMR Hyderabad International Airport
4.750%, 02/02/26		3,800	3,534
Mexico City Airport Trust
5.500%, 07/31/47		5,100	3,927
Total Airport Develop/Maint			7,461
Appliances [0.0%]
Nobel Bidco BV
3.125%, 06/15/28	EUR	700	503
Auto Rent & Lease [0.1%]
Hertz
4.625%, 12/01/26(A)		1,360	1,139
Rent-A-Center
6.375%, 02/15/29(A)		1,510	1,222

Description	Face Amount (000)(1)	Value (000)
United Rentals North America
6.000%, 12/15/29(A)	420	$417
Total Auto Rent & Lease		2,778
Auto-Med and Heavy Duty Trks [0.1%]
Allison Transmission
4.750%, 10/01/27(A)	2,060	1,910
Automotive [1.2%]
Adient Global Holdings
4.875%, 08/15/26(A)	2,350	2,188
Clarios Global
6.750%, 05/15/25(A)	159	159
Dana
5.375%, 11/15/27	175	162
Dana
5.625%, 06/15/28	475	432
Dana
4.250%, 09/01/30	250	202
Dana Financing Luxembourg Sarl
5.750%, 04/15/25(A)	450	440
Dornoch Debt Merger Sub
6.625%, 10/15/29(A)	2,800	1,964
Ford Motor Credit
4.063%, 11/01/24	2,200	2,113
Ford Motor Credit
5.125%, 06/16/25	1,850	1,778
Ford Motor Credit
3.375%, 11/13/25	2,400	2,170
Ford Motor Credit
4.125%, 08/17/27	1,700	1,522
Ford Motor Credit
5.113%, 05/03/29	1,500	1,358
Ford Motor Credit
4.000%, 11/13/30	1,975	1,621
Ford Motor Credit, MTN
4.389%, 01/08/26	2,100	1,962
IHO Verwaltungs GmbH
4.750%cash/5.500% PIK, 09/15/26(A)	1,325	1,146
IHO Verwaltungs GmbH
6.000%cash/6.750% PIK, 05/15/27(A)	1,350	1,181
IHO Verwaltungs GmbH
6.375%cash/7.125% PIK, 05/15/29(A)	775	655
Panther BF Aggregator 2
6.250%, 05/15/26(A)	404	395
Panther BF Aggregator 2
8.500%, 05/15/27(A)	5,050	4,949
Real Hero Merger Sub 2
6.250%, 02/01/29(A)	2,800	1,919

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Standard Profil Automotive GmbH
6.250%, 04/30/26	EUR	968	$626
Total Automotive			28,942
Autoparts [0.3%]
Metalsa S A P I De Cv
3.750%, 05/04/31		1,195	935
3.750%, 05/04/31(A)		7,800	6,104
Total Autoparts			7,039
Banks [2.1%]
Akbank
6.800%, 02/06/26		6,600	6,362
Akbank T.A.S.
6.797%, USD Swap Semi 30/360 5 Yr Curr + 4.029%, 04/27/28(C)		747	708
Banco Davivienda
6.650%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.097%, 10/22/71(A) (C)		6,000	4,605
Banco de Bogota
6.250%, 05/12/26		2,350	2,303
Banco General
5.250%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 3.665%, 11/07/71(C)		5,300	4,386
Banco Mercantil del Norte
7.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.353%, 10/06/67(C)		5,100	4,751
Banco Mercantil del Norte
6.625%, US Treas Yield Curve Rate T Note Const Mat 10 Yr + 5.034%, 01/24/71(C)		1,085	898
Bancolombia
4.625%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.944%, 12/18/29(C)		6,575	5,770
Bank Nadra Via NDR Finance
8.250%, 06/22/17(B)		631	3
Bank Negara Indonesia Persero
4.300%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.466%, 03/24/71(C)		5,200	4,018
Bank Negara Indonesia Persero, MTN
3.750%, 03/30/26		2,000	1,844
BBVA Bancomer
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 2.650%, 01/18/33(C)		8,055	7,231
Freedom Mortgage
7.625%, 05/01/26(A)		1,820	1,518

Description		Face Amount (000)(1)	Value (000)
ING Bank, MTN
2.571%, 01/01/28	JPY	331,365	$2,007
Ipoteka-Bank ATIB
5.500%, 11/19/25		4,100	3,555
Rizal Commercial Banking
6.500%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.236%, 02/27/71(C)		1,197	1,023
Sovcombank Via SovCom Capital DAC
7.600%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 6.362%, 02/17/71		3,615	—
Total Banks			50,982
Broadcasting & Cable [0.6%]
Altice Financing
5.000%, 01/15/28(A)		1,520	1,224
Cable One
4.000%, 11/15/30(A)		2,110	1,656
Charter Communications Operating
6.484%, 10/23/45		675	611
Charter Communications Operating
5.750%, 04/01/48		730	602
CSC Holdings
6.500%, 02/01/29(A)		1,820	1,488
LCPR Senior Secured Financing DAC
6.750%, 10/15/27		6,250	5,844
6.750%, 10/15/27(A)		685	640
LCPR Senior Secured Financing DAC
5.125%, 07/15/29(A)		805	667
Liberty Interactive
8.250%, 02/01/30		880	400
Time Warner Cable
6.750%, 06/15/39		540	512
VTR Finance
6.375%, 07/15/28		3,600	1,386
Total Broadcasting & Cable			15,030
Building & Construction [1.3%]
Allegheny Ludlum
6.950%, 12/15/25		470	465
Ashton Woods USA
4.625%, 04/01/30(A)		810	650
Brundage-Bone Concrete Pumping Holdings
6.000%, 02/01/26(A)		1,320	1,203
Builders FirstSource
4.250%, 02/01/32(A)		1,537	1,248
Cemex
5.450%, 11/19/29		3,200	3,075

CITY NATIONAL ROCHDALE FUNDS | PAGE 2

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Cemex
3.875%, 07/11/31	2,100	$1,780
Cemex
5.125%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 4.534%, 09/08/71(C)	1,000	924
Forestar Group
3.850%, 05/15/26(A)	1,528	1,340
HTA Group
7.000%, 12/18/25	5,725	5,267
Installed Building Products
5.750%, 02/01/28(A)	2,588	2,327
LGI Homes
4.000%, 07/15/29(A)	805	622
Meritage Homes
3.875%, 04/15/29(A)	1,150	969
New Home
7.250%, 10/15/25(A)	2,665	2,246
Patrick Industries
7.500%, 10/15/27(A)	775	752
Patrick Industries
4.750%, 05/01/29(A)	610	506
Shea Homes
4.750%, 02/15/28	1,450	1,266
Summit Materials
6.500%, 03/15/27(A)	1,450	1,421
Thor Industries
4.000%, 10/15/29(A)	815	640
TRI Pointe Group
5.875%, 06/15/24	1,725	1,709
Victors Merger
6.375%, 05/15/29(A)	915	503
West China Cement
4.950%, 07/08/26	2,820	2,355
Yuksel Insaat
9.500%, 11/10/15(B)	12,655	127
Total Building & Construction		31,395
Building Materials [0.9%]
American Builders & Contractors Supply
4.000%, 01/15/28(A)	350	312
American Builders & Contractors Supply
3.875%, 11/15/29(A)	400	327
Camelot Return Merger Sub
8.750%, 08/01/28(A)	975	895
Cornerstone Building Brands
6.125%, 01/15/29(A)	975	687
CP Atlas Buyer
7.000%, 12/01/28(A)	2,575	1,912
Foundation Building Materials
6.000%, 03/01/29(A)	4,197	3,142
GYP Holdings III
4.625%, 05/01/29(A)	1,975	1,622

Description	Face Amount (000)(1)	Value (000)
Interface
5.500%, 12/01/28(A)	825	$681
SRS Distribution
6.125%, 07/01/29(A)	2,125	1,718
SRS Distribution
6.000%, 12/01/29(A)	2,125	1,691
Standard Industries
5.000%, 02/15/27(A)	3,450	3,183
Standard Industries
4.750%, 01/15/28(A)	1,500	1,347
Standard Industries
4.375%, 07/15/30(A)	1,775	1,447
Standard Industries
3.375%, 01/15/31(A)	1,625	1,225
White Capital Buyer
6.875%, 10/15/28(A)	1,625	1,406
White Capital Parent
8.250%, 03/15/26(A)	925	800
Total Building Materials		22,395
Building-Heavy Construct [0.5%]
Andrade Gutierrez International
11.000%, 08/20/21(B)	200	103
Andrade Gutierrez International
9.500%, 12/30/24(B)	34,831	12,191
Odebrecht Holdco Finance
0.000%, 09/10/58(D)	17,374	18
Total Building-Heavy Construct		12,312
Cable Satellite [2.0%]
CCO Holdings
4.000%, 03/01/23(A)	500	497
CCO Holdings
5.125%, 05/01/27(A)	5,690	5,279
CCO Holdings
5.000%, 02/01/28(A)	1,200	1,085
CCO Holdings
4.750%, 03/01/30(A)	825	703
CCO Holdings
4.500%, 08/15/30(A)	2,250	1,859
4.500%, 06/01/33(A)	1,175	902
CCO Holdings
4.250%, 02/01/31(A)	2,850	2,286
4.250%, 01/15/34(A)	900	664
CSC Holdings
5.500%, 04/15/27(A)	1,550	1,300
CSC Holdings
7.500%, 04/01/28(A)	900	610
CSC Holdings
5.750%, 01/15/30(A)	2,150	1,213
CSC Holdings
4.125%, 12/01/30(A)	3,150	2,226
CSC Holdings
4.625%, 12/01/30(A)	3,175	1,754

CITY NATIONAL ROCHDALE FUNDS | PAGE 3

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
CSC Holdings
3.375%, 02/15/31(A)	400	$261
CSC Holdings
4.500%, 11/15/31(A)	975	677
DIRECTV Holdings
5.875%, 08/15/27(A)	2,316	2,072
DISH DBS
7.750%, 07/01/26	1,300	1,051
DISH DBS
7.375%, 07/01/28	1,875	1,327
DISH DBS
5.750%, 12/01/28(A)	375	299
DISH DBS
5.125%, 06/01/29	1,775	1,145
DISH Network
11.750%, 11/15/27(A)	850	875
Dolya Holdco 18 DAC
5.000%, 07/15/28(A)	1,175	1,028
Intelsat Jackson Holdings
8.500%, 10/15/24(A) (B)	875	—
Intelsat Jackson Holdings
9.750%, 07/15/25(A) (B)	525	—
Intelsat Jackson Holdings
0.000%, 12/31/49(D)	725	—
Sirius XM Radio
3.125%, 09/01/26(A)	425	377
Sirius XM Radio
4.000%, 07/15/28(A)	2,040	1,776
Sirius XM Radio
5.500%, 07/01/29(A)	2,450	2,236
Sirius XM Radio
3.875%, 09/01/31(A)	1,425	1,112
Telenet Finance Luxembourg Notes Sarl
5.500%, 03/01/28(A)	3,600	3,240
UPC Broadband Finco BV
4.875%, 07/15/31(A)	3,300	2,772
Virgin Media Finance
5.000%, 07/15/30(A)	650	521
Virgin Media Secured Finance
5.500%, 05/15/29(A)	900	806
Virgin Media Secured Finance
4.500%, 08/15/30(A)	825	689
Vmed O2 UK Financing I
4.750%, 07/15/31(A)	2,280	1,860
VZ Secured Financing BV
5.000%, 01/15/32(A)	450	366
Ziggo Bond BV
6.000%, 01/15/27(A)	3,500	3,256
Total Cable Satellite		48,124
Chemicals [1.0%]
Axalta Coating Systems
4.750%, 06/15/27(A)	700	647
Axalta Coating Systems
3.375%, 02/15/29(A)	775	639

Description		Face Amount (000)(1)	Value (000)
Braskem Idesa SAPI
7.450%, 11/15/29		2,100	$1,658
Braskem Idesa SAPI
6.990%, 02/20/32		1,200	850
Diamond BC BV
4.625%, 10/01/29(A)		2,650	2,127
Element Solutions
3.875%, 09/01/28(A)		1,975	1,679
Fire BC
6.934%, Euribor 3 Month + 4.750%, 09/30/24(C)	EUR	881	897
HB Fuller
4.250%, 10/15/28		775	686
Herens Holdco Sarl
4.750%, 05/15/28(A)		2,475	1,850
Indorama Ventures Global Services
4.375%, 09/12/24		4,000	3,777
Koppers
6.000%, 02/15/25(A)		3,600	3,420
LSF11 A5 HoldCo
6.625%, 10/15/29(A)		950	785
Olympus Water US Holding
7.125%, 10/01/27(A)		375	357
Olympus Water US Holding
4.250%, 10/01/28(A)		1,200	974
Olympus Water US Holding
6.250%, 10/01/29(A)		1,525	1,158
Polar US Borrower
6.750%, 05/15/26(A)		1,850	684
Sasol Financing USA
5.500%, 03/18/31		1,965	1,600
WR Grace Holdings
4.875%, 06/15/27(A)		425	377
WR Grace Holdings
5.625%, 08/15/29(A)		1,125	908
Total Chemicals			25,073
Coal Mining [0.0%]
Mongolian Mining
0.000%, 10/01/71(C)		1,360	503
New World Resources
8.000%, 04/07/20(B)	EUR	1,101	2
Warrior Met Coal
7.875%, 12/01/28(A)		631	621
Total Coal Mining			1,126
Commercial Serv-Finance [0.1%]
Global Payments
4.950%, 08/15/27		1,665	1,618
Commercial Services [0.3%]
Bidvest Group UK
3.625%, 09/23/26		5,000	4,488
Live Nation Entertainment
5.625%, 03/15/26(A)		1,830	1,731

CITY NATIONAL ROCHDALE FUNDS | PAGE 4

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Paysafe Finance
3.000%, 06/15/29	EUR	350	$289
SD International Sukuk, MTN
6.300%, 05/09/22(B)		13,384	519
Total Commercial Services			7,027
Communication & Media [0.4%]
Globo Comunicacao e Participacoes
5.500%, 01/14/32		1,505	1,285
5.500%, 01/14/32(A)		8,525	7,281
Total Communication & Media			8,566
Computer Software [0.0%]
ZoomInfo Technologies
3.875%, 02/01/29(A)		766	644
Computer System Design & Services [0.2%]
Magnum Holdings
5.375%, 10/31/26(A)		4,900	4,465
Construction Machinery [0.2%]
H&E Equipment Services
3.875%, 12/15/28(A)		2,700	2,300
Terex
5.000%, 05/15/29(A)		855	768
United Rentals North America
5.500%, 05/15/27		424	419
United Rentals North America
4.875%, 01/15/28		600	569
United Rentals North America
5.250%, 01/15/30		325	305
United Rentals North America
4.000%, 07/15/30		700	598
United Rentals North America
3.875%, 02/15/31		700	587
Total Construction Machinery			5,546
Consumer Cyclical Services [0.5%]
Allied Universal Holdco
6.625%, 07/15/26(A)		1,125	1,029
Allied Universal Holdco
9.750%, 07/15/27(A)		3,475	3,023
Allied Universal Holdco
6.000%, 06/01/29(A)		1,900	1,379
Garda World Security
4.625%, 02/15/27(A)		650	574
Garda World Security
6.000%, 06/01/29(A)		2,250	1,828
Go Daddy Operating
5.250%, 12/01/27(A)		1,475	1,396

Description		Face Amount (000)(1)	Value (000)
GW B-CR Security
9.500%, 11/01/27(A)		3,368	$3,244
Signal Parent
6.125%, 04/01/29(A)		2,217	646
Total Consumer Cyclical Services			13,119
Consumer Products [0.4%]
BCPE Empire Holdings
7.625%, 05/01/27(A)		3,625	3,251
Edgewell Personal Care
5.500%, 06/01/28(A)		875	819
Edgewell Personal Care
4.125%, 04/01/29(A)		900	767
Energizer Holdings
6.500%, 12/31/27(A)		1,000	952
Energizer Holdings
4.750%, 06/15/28(A)		1,025	888
Energizer Holdings
4.375%, 03/31/29(A)		2,200	1,861
Prestige Brands
3.750%, 04/01/31(A)		600	494
Total Consumer Products			9,032
Consumer Products & Services [0.2%]
Turkiye Sise ve Cam Fabrikalari
6.950%, 03/14/26		4,650	4,527
Containers & Packaging [0.4%]
Fiber Bidco Spa
7.950%, Euribor 3 Month + 6.000%, 10/25/27(C)	EUR	300	319
Graham Packaging
7.125%, 08/15/28(A)		1,195	997
Klabin Austria GmbH
3.200%, 01/12/31		9,700	7,760
Klabin Austria GmbH
7.000%, 04/03/49		655	642
Total Containers & Packaging			9,718
Data Processing/Mgmt [0.0%]
Fair Isaac
5.250%, 05/15/26(A)		60	59
Diversified Manufacturing [0.2%]
Gates Global
6.250%, 01/15/26(A)		3,800	3,667
WESCO Distribution
7.250%, 06/15/28(A)		1,000	1,013
Total Diversified Manufacturing			4,680

CITY NATIONAL ROCHDALE FUNDS | PAGE 5

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Drugs [0.9%]
Teva Pharmaceutical Finance
6.150%, 02/01/36	5,035	$4,426
Teva Pharmaceutical Finance Netherlands III BV
7.125%, 01/31/25	2,080	2,069
Teva Pharmaceutical Finance Netherlands III BV
4.750%, 05/09/27	725	655
Teva Pharmaceutical Finance Netherlands III BV
6.750%, 03/01/28	13,915	13,567
Total Drugs		20,717
E-Commerce/Products [0.0%]
ANGI Group
3.875%, 08/15/28(A)	1,025	761
E-Commerce/Services [0.2%]
MercadoLibre
3.125%, 01/14/31	3,415	2,640
Uber Technologies
7.500%, 09/15/27(A)	2,253	2,252
Total E-Commerce/Services		4,892
Electric Utilities [1.5%]
Adani Renewable Energy RJ, MTN
4.625%, 10/15/39	5,242	3,905
AES Gener
7.125%, USD Swap Semi 30/360 5 Yr Curr + 4.644%, 03/26/79(C)	1,480	1,401
Cikarang Listrindo
4.950%, 09/14/26	5,800	5,407
Greenko Power II
4.300%, 12/13/28	693	579
Mercury Chile Holdco
6.500%, 01/24/27(A)	8,100	7,736
Minejesa Capital BV
4.625%, 08/10/30	3,500	3,063
Minejesa Capital BV
5.625%, 08/10/37(A)	5,300	4,126
Mong Duong Finance Holdings BV
5.125%, 05/07/29	7,160	5,943
NRG Energy
3.750%, 06/15/24(A)	505	487
Pacific Gas and Electric
4.950%, 07/01/50	1,240	967
Vistra Operations
4.875%, 05/13/24(A)	100	98

Description		Face Amount (000)(1)	Value (000)
Vistra Operations
5.125%, 05/13/25(A)		2,185	$2,136
Total Electric Utilities			35,848
Electric-Transmission [0.2%]
Oryx Funding
5.800%, 02/03/31		6,250	5,948
Energy & Power [0.8%]
Greenko Solar Mauritius
5.950%, 07/29/26		3,800	3,452
ReNew Power Pvt
5.875%, 03/05/27		3,800	3,634
SCC Power
8.000%cash/0% PIK, 12/31/28(A)		34,477	11,929
SCC Power
4.000%, 05/17/32(A)		18,675	557
Total Energy & Power			19,572
Entertainment & Gaming [0.6%]
CDI Escrow Issuer
5.750%, 04/01/30(A)		2,045	1,833
Melco Resorts Finance
4.875%, 06/06/25		530	487
Melco Resorts Finance
5.250%, 04/26/26		3,500	3,079
MGM China Holdings
5.250%, 06/18/25		2,700	2,539
Sands China
4.300%, 01/08/26		1,175	1,084
Sands China
3.350%, 03/08/29		6,100	4,984
Total Entertainment & Gaming			14,006
Finance [0.1%]
Garfunkelux Holdco 3
6.750%, 11/01/25	EUR	450	384
Garfunkelux Holdco 3
7.750%, 11/01/25	GBP	900	845
Total Finance			1,229
Finance Companies [0.9%]
Navient
6.750%, 06/25/25		950	912
6.750%, 06/15/26		450	428
Navient
5.000%, 03/15/27		750	656
Navient
5.500%, 03/15/29		1,350	1,102
Rocket Mortgage
2.875%, 10/15/26(A)		4,180	3,600

CITY NATIONAL ROCHDALE FUNDS | PAGE 6

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Rocket Mortgage
3.625%, 03/01/29(A)		2,115	$1,676
Rocket Mortgage
3.875%, 03/01/31(A)		3,130	2,389
Rocket Mortgage
4.000%, 10/15/33(A)		1,763	1,317
United Wholesale Mortgage
5.500%, 11/15/25(A)		5,030	4,530
5.500%, 04/15/29(A)		4,721	3,768
Total Finance Companies			20,378
Financial Services [0.6%]
Castlelake Aviation Finance DAC
5.000%, 04/15/27(A)		800	696
CSN Inova Ventures
6.750%, 01/28/28(A)		2,680	2,556
Encore Capital Group
5.628%, Euribor 3 Month + 4.250%, 01/15/28(C)	EUR	800	807
Encore Capital Group
4.250%, 06/01/28	GBP	300	278
Genworth Mortgage Holdings
6.500%, 08/15/25(A)		1,301	1,282
Jefferies Finance
5.000%, 08/15/28(A)		595	485
MGIC Investment
5.250%, 08/15/28		690	636
Midcap Financial Issuer Trust
6.500%, 05/01/28(A)		830	711
Midcap Financial Issuer Trust
5.625%, 01/15/30(A)		790	640
Nationstar Mortgage Holdings
6.000%, 01/15/27(A)		2,685	2,403
Nationstar Mortgage Holdings
5.500%, 08/15/28(A)		1,488	1,213
NT Rig Holdco PTE
7.500%, 12/31/23		17,613	18
OEC Finance
7.500%, 03/14/71		34	1
PennyMac Financial Services
5.750%, 09/15/31(A)		1,250	991
Radian Group
4.500%, 10/01/24		575	552
Radian Group
6.625%, 03/15/25		1,270	1,252
Russian Standard
13.000%, 10/27/22(B)		—	—
World Acceptance
7.000%, 11/01/26(A)		535	300
Total Financial Services			14,821
Food & Beverage [0.4%]
Aramark Services
6.375%, 05/01/25(A)		775	766

Description		Face Amount (000)(1)	Value (000)
BellRing Brands
7.000%, 03/15/30(A)		1,475	$1,419
Performance Food Group
4.250%, 08/01/29(A)		1,125	975
Post Holdings
5.750%, 03/01/27(A)		632	611
Post Holdings
5.625%, 01/15/28(A)		2,800	2,636
US Foods
6.250%, 04/15/25(A)		225	223
US Foods
4.750%, 02/15/29(A)		1,925	1,709
US Foods
4.625%, 06/01/30(A)		300	264
Total Food & Beverage			8,603
Food, Beverage & Tobacco [0.9%]
Agrosuper
4.600%, 01/20/32(A)		5,125	4,530
BRF
4.875%, 01/24/30		3,955	3,348
Health & Happiness H&H International Holdings
5.625%, 10/24/24		2,500	2,198
Indofood CBP Sukses Makmur
3.398%, 06/09/31		2,700	2,221
JBS USA LUX
4.375%, 02/02/52(A)		1,675	1,181
Lion
6.046%, Euribor 3 Month + 4.000%, 07/01/26(C)	EUR	700	700
Pilgrim's Pride
5.875%, 09/30/27(A)		1,275	1,237
Shiba Bidco
4.500%, 10/31/28	EUR	800	733
Simmons Foods
4.625%, 03/01/29(A)		1,245	1,013
Triton Water Holdings
6.250%, 04/01/29(A)		690	553
Turning Point Brands
5.625%, 02/15/26(A)		1,915	1,652
Vector Group
10.500%, 11/01/26(A)		685	680
Vector Group
5.750%, 02/01/29(A)		1,550	1,344
Total Food, Beverage & Tobacco			21,390
Footwear and Related Apparel [0.0%]
Crocs
4.250%, 03/15/29(A)		1,333	1,129
Gaming [1.1%]
Affinity Gaming
6.875%, 12/15/27(A)		2,175	1,844

CITY NATIONAL ROCHDALE FUNDS | PAGE 7

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Allwyn Entertainment Financing UK
5.887%, Euribor 3 Month + 4.125%, 02/15/28(C)	EUR	1,500	$1,552
Boyd Gaming
4.750%, 12/01/27		1,375	1,281
Caesars Entertainment
4.625%, 10/15/29(A)		625	509
CCM Merger
6.375%, 05/01/26(A)		225	212
Colt Merger Sub
5.750%, 07/01/25(A)		1,000	979
Colt Merger Sub
6.250%, 07/01/25(A)		1,375	1,337
Colt Merger Sub
8.125%, 07/01/27(A)		1,700	1,670
MGM Resorts International
6.000%, 03/15/23		500	498
Midwest Gaming Borrower
4.875%, 05/01/29(A)		1,200	1,021
Mohegan Tribal Gaming Authority
8.000%, 02/01/26(A)		3,200	2,973
Penn Entertainment
5.625%, 01/15/27(A)		250	227
Penn Entertainment
4.125%, 07/01/29(A)		1,710	1,351
Raptor Acquisition
4.875%, 11/01/26(A)		425	377
Scientific Games Holdings
6.625%, 03/01/30(A)		1,400	1,182
Scientific Games International
8.625%, 07/01/25(A)		1,525	1,556
Scientific Games International
7.250%, 11/15/29(A)		675	648
Station Casinos
4.500%, 02/15/28(A)		6,125	5,325
Station Casinos
4.625%, 12/01/31(A)		500	401
VICI Properties
5.625%, 05/01/24(A)		425	422
VICI Properties
3.500%, 02/15/25(A)		75	71
VICI Properties
4.625%, 06/15/25(A)		400	383
VICI Properties
4.250%, 12/01/26(A)		500	466
Total Gaming			26,285
Gas-Distribution [0.2%]
China Oil & Gas Group
4.700%, 06/30/26		5,200	4,316
Gold Mining [0.5%]
Aris Mining
6.875%, 08/09/26		5,976	4,664

Description	Face Amount (000)(1)	Value (000)
Cia de Minas Buenaventura SAA
5.500%, 07/23/26	9,450	$8,200
Total Gold Mining		12,864
Health Insurance [0.2%]
Centene
4.250%, 12/15/27	3,725	3,497
Centene
2.450%, 07/15/28	450	380
Centene
4.625%, 12/15/29	500	457
Centene
3.375%, 02/15/30	250	211
Total Health Insurance		4,545
Healthcare [1.5%]
AdaptHealth
4.625%, 08/01/29(A)	1,325	1,109
AdaptHealth
5.125%, 03/01/30(A)	1,275	1,086
AHP Health Partners
5.750%, 07/15/29(A)	825	645
Avantor Funding
4.625%, 07/15/28(A)	1,975	1,795
Avantor Funding
3.875%, 11/01/29(A)	1,750	1,469
Charles River Laboratories International
4.250%, 05/01/28(A)	100	92
Charles River Laboratories International
3.750%, 03/15/29(A)	275	243
Charles River Laboratories International
4.000%, 03/15/31(A)	475	411
CHS
8.000%, 03/15/26(A)	750	683
8.000%, 12/15/27(A)	300	270
CHS
5.625%, 03/15/27(A)	750	643
CHS
6.000%, 01/15/29(A)	250	209
CHS
6.875%, 04/15/29(A)	2,500	1,285
CHS
6.125%, 04/01/30(A)	1,100	545
CHS
5.250%, 05/15/30(A)	750	565
DaVita
4.625%, 06/01/30(A)	3,630	2,914
Embecta
5.000%, 02/15/30(A)	475	402
Embecta
6.750%, 02/15/30(A)	1,000	902

CITY NATIONAL ROCHDALE FUNDS | PAGE 8

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Garden Spinco
8.625%, 07/20/30(A)		400	$424
Global Medical Response
6.500%, 10/01/25(A)		1,650	1,181
IQVIA
5.000%, 10/15/26(A)		1,075	1,026
LifePoint Health
6.750%, 04/15/25(A)		1,250	1,177
LifePoint Health
5.375%, 01/15/29(A)		850	480
Medline Borrower
3.875%, 04/01/29(A)		1,575	1,268
Medline Borrower
5.250%, 10/01/29(A)		5,375	4,269
MPH Acquisition Holdings
5.500%, 09/01/28(A)		1,105	862
MPH Acquisition Holdings
5.750%, 11/01/28(A)		1,600	1,064
Pediatrix Medical Group
5.375%, 02/15/30(A)		1,075	934
RegionalCare Hospital Partners Holdings
9.750%, 12/01/26(A)		750	604
Team Health Holdings
6.375%, 02/01/25(A)		600	346
Tenet Healthcare
4.625%, 07/15/24		257	250
Tenet Healthcare
4.875%, 01/01/26(A)		550	522
Tenet Healthcare
5.125%, 11/01/27(A)		2,075	1,930
Tenet Healthcare
6.125%, 10/01/28(A)		3,595	3,219
Tenet Healthcare
4.250%, 06/01/29(A)		900	780
Total Healthcare			35,604
Homebuilders/Materials/Construction [0.1%]
Ren10 Holding
6.016%, Euribor 3 Month + 4.375%, 02/01/27(C)	EUR	600	608
Victoria
3.625%, 08/24/26	EUR	500	436
Victoria
3.750%, 03/15/28	EUR	300	250
Total Homebuilders/Materials/Construction			1,294
Hotels and Motels [0.2%]
Hilton Grand Vacations Borrower Escrow
5.000%, 06/01/29(A)		1,000	860
Marriott Ownership Resorts
4.750%, 01/15/28		1,760	1,533

Description		Face Amount (000)(1)	Value (000)
Travel + Leisure
6.625%, 07/31/26(A)		1,220	$1,193
Total Hotels and Motels			3,586
Human Resources [0.0%]
Villa Dutch Bidco BV
9.000%, 11/03/29	EUR	200	201
Independent Energy [1.4%]
Antero Resources
7.625%, 02/01/29(A)		159	160
Antero Resources
5.375%, 03/01/30(A)		975	904
Ascent Resources Utica Holdings
7.000%, 11/01/26(A)		2,505	2,430
Ascent Resources Utica Holdings
9.000%, 11/01/27(A)		276	339
Ascent Resources Utica Holdings
8.250%, 12/31/28(A)		2,495	2,446
Berry Petroleum
7.000%, 02/15/26(A)		550	505
Callon Petroleum
6.375%, 07/01/26		1,020	951
Callon Petroleum
8.000%, 08/01/28(A)		570	541
Callon Petroleum
7.500%, 06/15/30(A)		550	503
Carrizo Oil & Gas
8.250%, 07/15/25		325	324
Chesapeake Energy
5.500%, 02/01/26(A)		2,545	2,456
Chesapeake Energy
7.000%, 12/31/49(E)		575	11
Chord Energy
6.375%, 06/01/26(A)		500	487
Comstock Resources
6.750%, 03/01/29(A)		2,050	1,850
Comstock Resources
5.875%, 01/15/30(A)		1,425	1,225
CrownRock
5.625%, 10/15/25(A)		1,900	1,834
Occidental Petroleum
5.875%, 09/01/25		900	897
Occidental Petroleum
8.875%, 07/15/30		1,050	1,185
Occidental Petroleum
6.625%, 09/01/30		1,050	1,085
Occidental Petroleum
6.450%, 09/15/36		2,540	2,591
PDC Energy
6.125%, 09/15/24		387	382
PDC Energy
5.750%, 05/15/26		1,820	1,737
Permian Resources Operating
5.375%, 01/15/26(A)		250	227

CITY NATIONAL ROCHDALE FUNDS | PAGE 9

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Permian Resources Operating
6.875%, 04/01/27(A)	1,475	$1,390
Range Resources
4.875%, 05/15/25	397	377
Range Resources
8.250%, 01/15/29	650	670
Rockcliff Energy II
5.500%, 10/15/29(A)	800	732
SM Energy
5.625%, 06/01/25	500	480
SM Energy
6.750%, 09/15/26	1,075	1,044
SM Energy
6.625%, 01/15/27	645	621
SM Energy
6.500%, 07/15/28	940	901
Southwestern Energy
7.750%, 10/01/27	375	382
Southwestern Energy
8.375%, 09/15/28	375	387
Southwestern Energy
5.375%, 03/15/30	300	273
Southwestern Energy
4.750%, 02/01/32	475	406
Tap Rock Resources
7.000%, 10/01/26(A)	1,175	1,093
Ultra Resources
7.125%, 04/15/25	—	—
Total Independent Energy		33,826
Industrial - Other [0.2%]
Madison IAQ
5.875%, 06/30/29(A)	4,325	2,964
SPX FLOW
8.750%, 04/01/30(A)	2,225	1,755
TK Elevator Holdco GmbH
7.625%, 07/15/28(A)	1,200	980
Total Industrial - Other		5,699
Industrial Services [0.2%]
Prime Security Services Borrower
5.250%, 04/15/24(A)	2,315	2,274
Prime Security Services Borrower
5.750%, 04/15/26(A)	3,300	3,167
Total Industrial Services		5,441
Insurance [0.1%]
Fairfax Financial Holdings
5.625%, 08/16/32(A)	1,625	1,530
Insurance - P&C [1.4%]
AmWINS Group
4.875%, 06/30/29(A)	2,500	2,120

Description		Face Amount (000)(1)	Value (000)
Ardonagh Midco 2
11.500%, 01/15/27(A)		2,294	$2,180
AssuredPartners
7.000%, 08/15/25(A)		2,690	2,602
AssuredPartners
5.625%, 01/15/29(A)		2,265	1,864
BroadStreet Partners
5.875%, 04/15/29(A)		4,725	4,021
GTCR AP Finance
8.000%, 05/15/27(A)		1,900	1,820
HUB International
7.000%, 05/01/26(A)		7,075	6,926
HUB International
5.625%, 12/01/29(A)		2,100	1,834
Jones Deslauriers Insurance Management
10.500%, 12/15/30(A)		1,250	1,231
NFP
6.875%, 08/15/28(A)		5,325	4,390
NFP
7.500%, 10/01/30(A)		500	470
Ryan Specialty Group
4.375%, 02/01/30(A)		400	346
USI
6.875%, 05/01/25(A)		4,525	4,359
Total Insurance - P&C			34,163
Internet Connectiv Svcs [0.1%]
United Group BV
5.923%, Euribor 3 Month + 4.125%, 05/15/25(C)	EUR	1,500	1,458
Investment Companies [0.1%]
Hightower Holding
6.750%, 04/15/29(A)		1,547	1,292
Icahn Enterprises
5.250%, 05/15/27		1,320	1,209
Total Investment Companies			2,501
Leisure [0.2%]
Live Nation Entertainment
3.750%, 01/15/28(A)		800	682
SeaWorld Parks & Entertainment
5.250%, 08/15/29(A)		1,900	1,653
Viking Cruises
6.250%, 05/15/25(A)		1,395	1,255
VOC Escrow
5.000%, 02/15/28(A)		1,750	1,505
Total Leisure			5,095
Lodging [0.1%]
Hilton Domestic Operating
5.750%, 05/01/28(A)		525	509

CITY NATIONAL ROCHDALE FUNDS | PAGE 10

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Hilton Domestic Operating
3.750%, 05/01/29(A)		925	$800
Hilton Domestic Operating
4.875%, 01/15/30		375	340
Hilton Domestic Operating
3.625%, 02/15/32(A)		725	581
Total Lodging			2,230
Machinery [0.0%]
Manitowoc
9.000%, 04/01/26(A)		830	778
Machinery-General Indust [0.0%]
Chart Industries
7.500%, 01/01/30(A)		600	603
Chart Industries
9.500%, 01/01/31(A)		500	512
Total Machinery-General Indust			1,115
Manufacturing/Machinery/Industrial [0.0%]
Norican
4.500%, 05/15/23	EUR	837	842
Marine Services [0.4%]
DP World Salaam
6.000%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 5.750%, 01/01/72(C)		2,250	2,224
Mersin Uluslararasi Liman Isletmeciligi
5.375%, 11/15/24		7,450	7,140
Total Marine Services			9,364
Media Entertainment [1.7%]
Audacy Capital
6.500%, 05/01/27(A)		2,050	386
Audacy Capital
6.750%, 03/31/29(A)		1,350	234
CMG Media
8.875%, 12/15/27(A)		5,890	4,434
Cumulus Media New Holdings
6.750%, 07/01/26(A)		1,100	924
Diamond Sports Group
5.375%, 08/15/26(A)		250	29
Gray Escrow II
5.375%, 11/15/31(A)		1,375	991
Gray Television
5.875%, 07/15/26(A)		1,400	1,247
Gray Television
7.000%, 05/15/27(A)		2,000	1,774
iHeartCommunications
6.375%, 05/01/26		444	408

Description	Face Amount (000)(1)	Value (000)
iHeartCommunications
8.375%, 05/01/27	4,024	$3,421
iHeartCommunications
5.250%, 08/15/27(A)	600	509
Lamar Media
4.875%, 01/15/29	1,525	1,400
Match Group
5.000%, 12/15/27(A)	1,920	1,766
Match Group
4.625%, 06/01/28(A)	1,883	1,679
Match Group Holdings II
3.625%, 10/01/31(A)	800	614
Nexstar Broadcasting
5.625%, 07/15/27(A)	3,225	2,958
Nexstar Broadcasting
4.750%, 11/01/28(A)	275	238
Outfront Media Capital
4.250%, 01/15/29(A)	975	809
Outfront Media Capital
4.625%, 03/15/30(A)	925	765
ROBLOX
3.875%, 05/01/30(A)	1,325	1,044
Scripps Escrow
5.875%, 07/15/27(A)	900	803
Scripps Escrow II
5.375%, 01/15/31(A)	1,450	1,162
Sinclair Television Group
5.125%, 02/15/27(A)	2,375	1,937
Sinclair Television Group
5.500%, 03/01/30(A)	1,200	839
Sinclair Television Group
4.125%, 12/01/30(A)	175	131
Stagwell Global
5.625%, 08/15/29(A)	4,600	3,793
TEGNA
4.625%, 03/15/28	600	569
TEGNA
5.000%, 09/15/29	2,775	2,633
Univision Communications
4.500%, 05/01/29(A)	775	648
Univision Communications
7.375%, 06/30/30(A)	1,025	980
Urban One
7.375%, 02/01/28(A)	1,850	1,564
Total Media Entertainment		40,689
Medical Labs and Testing Srv [0.0%]
US Acute Care Solutions
6.375%, 03/01/26(A)	1,155	1,025
Medical Products & Services [0.1%]
Bio City Development
8.000%, 07/06/19	1,000	50

CITY NATIONAL ROCHDALE FUNDS | PAGE 11

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Tenet Healthcare
4.375%, 01/15/30(A)	1,495	$1,294
Total Medical Products & Services		1,344
Medical-HMO [0.0%]
Molina Healthcare
4.375%, 06/15/28(A)	1,245	1,136
Metal-Copper [0.1%]
Freeport Indonesia, MTN
5.315%, 04/14/32	2,425	2,224
Metal-Iron [0.4%]
Samarco Mineracao
5.750%, 10/24/23(B)	4,922	2,215
Samarco Mineracao
5.375%, 09/26/24(B)	11,800	5,404
TMS International
6.250%, 04/15/29(A)	1,950	1,395
Total Metal-Iron		9,014
Metals & Mining [0.3%]
Cleveland-Cliffs
4.625%, 03/01/29(A)	1,575	1,398
Coeur Mining
5.125%, 02/15/29(A)	1,550	1,210
Vedanta Resources
6.125%, 08/09/24	3,095	1,951
Vedanta Resources Finance II
8.000%, 04/23/23	3,635	3,432
Total Metals & Mining		7,991
Midstream [1.5%]
AmeriGas Partners
5.500%, 05/20/25	775	744
AmeriGas Partners
5.875%, 08/20/26	1,175	1,116
AmeriGas Partners
5.750%, 05/20/27	425	395
Antero Midstream Partners
7.875%, 05/15/26(A)	75	76
Antero Midstream Partners
5.750%, 03/01/27(A)	3,600	3,402
5.750%, 01/15/28(A)	1,800	1,670
Cheniere Energy
4.625%, 10/15/28	1,300	1,175
Cheniere Energy Partners
4.500%, 10/01/29	1,175	1,057
Cheniere Energy Partners
4.000%, 03/01/31	575	490
CNX Midstream Partners
4.750%, 04/15/30(A)	1,200	985

Description		Face Amount (000)(1)	Value (000)
Crestwood Midstream Partners
8.000%, 04/01/29(A)		1,250	$1,244
DT Midstream
4.375%, 06/15/31(A)		1,500	1,258
EQM Midstream Partners
7.500%, 06/01/27(A)		675	661
EQM Midstream Partners
4.500%, 01/15/29(A)		300	252
EQM Midstream Partners
4.750%, 01/15/31(A)		650	531
EQT Midstream Partners
6.000%, 07/01/25(A)		248	239
EQT Midstream Partners
6.500%, 07/01/27(A)		2,820	2,695
6.500%, 07/15/48		925	693
EQT Midstream Partners
5.500%, 07/15/28		2,425	2,169
Hess Midstream Operations
5.125%, 06/15/28(A)		825	763
Hess Midstream Operations
4.250%, 02/15/30(A)		525	449
Hess Midstream Operations
5.500%, 10/15/30(A)		300	275
Holly Energy Partners
5.000%, 02/01/28(A)		800	729
Solaris Midstream Holdings
7.625%, 04/01/26(A)		725	721
Suburban Propane Partners
5.875%, 03/01/27		1,000	950
Suburban Propane Partners
5.000%, 06/01/31(A)		1,675	1,424
Summit Midstream Holdings
5.750%, 04/15/25		1,425	1,206
Targa Resources Partners
6.500%, 07/15/27		1,050	1,056
Targa Resources Partners
5.000%, 01/15/28		1,875	1,789
Western Midstream Operating
4.650%, 07/01/26		1,195	1,134
Western Midstream Operating
4.500%, 03/01/28		1,050	963
Western Midstream Operating
4.750%, 08/15/28		200	184
Western Midstream Operating
5.300%, 03/01/48		2,350	1,929
Western Midstream Operating
5.500%, 08/15/48		800	664
Total Midstream			35,088
Miscellaneous Manufacturing [0.1%]
Anolis Capital Markets PCC
4.150%, 01/01/28	EUR	1,011	942

CITY NATIONAL ROCHDALE FUNDS | PAGE 12

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Bombardier
7.500%, 03/15/25(A)	669	$662
Total Miscellaneous Manufacturing		1,604
Non-Ferrous Metals [0.2%]
Minsur
4.500%, 10/28/31	4,900	4,257
Nacional del Cobre de Chile
4.375%, 02/05/49	339	287
Total Non-Ferrous Metals		4,544
Oil Field Services [0.7%]
Archrock Partners
6.875%, 04/01/27(A)	2,350	2,243
Archrock Partners
6.250%, 04/01/28(A)	1,725	1,579
Nabors Industries
9.000%, 02/01/25(A)	1,375	1,392
Nabors Industries
7.250%, 01/15/26(A)	1,525	1,437
Nabors Industries
7.375%, 05/15/27(A)	675	654
Nabors Industries
7.500%, 01/15/28(A)	250	229
Precision Drilling
7.125%, 01/15/26(A)	750	726
Precision Drilling
6.875%, 01/15/29(A)	1,455	1,354
Transocean Phoenix 2
7.750%, 10/15/24(A)	774	766
Transocean Proteus
6.250%, 12/01/24(A)	640	631
USA Compression Partners
6.875%, 04/01/26	2,025	1,942
6.875%, 09/01/27	1,725	1,613
Weatherford International
8.625%, 04/30/30(A)	1,895	1,820
Total Oil Field Services		16,386
Packaging [1.1%]
ARD Finance
6.500% PIK, 06/30/27(A)	3,057	2,128
Ardagh Metal Packaging Finance USA
4.000%, 09/01/29(A)	1,225	971
Ardagh Packaging Finance
5.250%, 08/15/27(A)	5,725	4,282
Ball
4.875%, 03/15/26	1,664	1,613
Ball
6.875%, 03/15/28	475	488

Description		Face Amount (000)(1)	Value (000)
Ball
2.875%, 08/15/30		1,000	$797
Berry Global Escrow
4.875%, 07/15/26(A)		525	505
Clydesdale Acquisition Holdings
8.750%, 04/15/30(A)		5,400	4,624
Mauser Packaging Solutions Holding
5.500%, 04/15/24(A)		900	875
Mauser Packaging Solutions Holding
7.250%, 04/15/25(A)		1,500	1,387
OI European Group BV
4.750%, 02/15/30(A)		925	810
Owens-Brockway Glass Container
5.375%, 01/15/25(A)		975	936
Owens-Brockway Glass Container
6.375%, 08/15/25(A)		1,875	1,812
Trident TPI Holdings
9.250%, 08/01/24(A)		1,700	1,616
Trident TPI Holdings
6.625%, 11/01/25(A)		1,525	1,321
Trivium Packaging Finance BV
8.500%, 08/15/27(A)		3,350	3,074
Total Packaging			27,239
Packaging / Paper / Forest Products [0.0%]
Kleopatra Finco Sarl
4.250%, 03/01/26	EUR	1,000	832
Paper [0.1%]
Clearwater Paper
4.750%, 08/15/28(A)		500	440
Graphic Packaging International
4.750%, 07/15/27(A)		300	282
Graphic Packaging International
3.500%, 03/15/28(A)		300	261
3.500%, 03/01/29(A)		525	448
Graphic Packaging International
3.750%, 02/01/30(A)		175	149
Total Paper			1,580
Paper & Related Products [0.3%]
Domtar
6.750%, 10/01/28(A)		764	669
Mativ Holdings
6.875%, 10/01/26(A)		2,615	2,307
Suzano Austria GmbH
5.000%, 01/15/30		2,450	2,294

CITY NATIONAL ROCHDALE FUNDS | PAGE 13

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Sylvamo
7.000%, 09/01/29(A)	1,455	$1,385
Total Paper & Related Products		6,655
Petroleum & Fuel Products [6.3%]
California Resources
7.125%, 02/01/26(A)	1,585	1,523
Canacol Energy
5.750%, 11/24/28	980	865
5.750%, 11/24/28(A)	8,828	7,795
Civitas Resources
5.000%, 10/15/26(A)	1,416	1,295
Cosan Overseas
8.250%, 02/05/71	3,275	3,275
Ecopetrol
6.875%, 04/29/30	6,297	5,709
Ecopetrol
5.875%, 05/28/45	4,500	3,134
Energy Transfer
6.625%, ICE LIBOR USD 3 Month + 4.155%, 02/15/71(C)	805	591
Ensign Drilling
9.250%, 04/15/24(A)	1,700	1,607
Geopark
5.500%, 01/17/27	7,855	6,753
Hilcorp Energy I
6.250%, 11/01/28(A)	2,726	2,467
KazMunayGas National JSC
5.375%, 04/24/30	2,550	2,278
KazMunayGas National JSC
6.375%, 10/24/48	286	235
Kinetik Holdings
5.875%, 06/15/30(A)	1,300	1,219
Kosmos Energy
7.125%, 04/04/26	8,600	7,331
Kosmos Energy
7.500%, 03/01/28	500	401
Laredo Petroleum
7.750%, 07/31/29(A)	705	635
Latina Offshore
8.875%, 01/31/23(A)	25,765	16,038
Leviathan Bond
6.500%, 06/30/27(A)	8,466	8,192
Magnolia Oil & Gas Operating
6.000%, 08/01/26(A)	3,985	3,855
Medco Bell Pte
6.375%, 01/30/27	1,610	1,452
Medco Platinum Road Pte
6.750%, 01/30/25	721	700
Nabors Industries
5.750%, 02/01/25	375	358
New Fortress Energy
6.750%, 09/15/25(A)	3,480	3,291
New Fortress Energy
6.500%, 09/30/26(A)	1,645	1,528

Description	Face Amount (000)(1)	Value (000)
Nostrum Oil & Gas Finance BV
7.000%, 02/16/25	23,009	$4,832
Offshore Drilling Holding
8.375%, 10/19/20	38,575	1,597
Oro Negro Drilling Pte
0.000%, (D) (E)	3,683	—
Oro Negro Drilling Pte
7.500%, 12/31/49(A) (B)	23,137	23
Patterson-UTI Energy
5.150%, 11/15/29	2,340	2,102
Petrobras Global Finance BV
5.500%, 06/10/51	2,600	1,989
Petroleos de Venezuela
8.500%, 10/27/20(B)	10,470	1,963
Petroleos de Venezuela
9.750%, 05/17/35(B)	8,689	413
Petroleos del Peru
4.750%, 06/19/32	2,900	2,242
Petroleos del Peru
5.625%, 06/19/47	695	454
Petroleos Mexicanos
6.350%, 02/12/48	550	336
Petroleos Mexicanos
7.690%, 01/23/50	1,919	1,328
Petroleos Mexicanos
6.950%, 01/28/60	2,541	1,606
Petroleos Mexicanos, MTN
6.750%, 09/21/47	1,525	973
ROCC Holdings
9.250%, 08/15/26(A)	940	936
Rockies Express Pipeline
4.950%, 07/15/29(A)	1,450	1,301
Rockies Express Pipeline
7.500%, 07/15/38(A)	1,085	1,004
ShaMaran Petroleum
12.000%, 07/30/25(A)	17,258	16,309
Sinopec Group Overseas Development 2012
4.875%, 05/17/42	264	243
Summit Midstream Holdings
8.500%, 10/15/26(A)	800	759
Tallgrass Energy Partners
7.500%, 10/01/25(A)	1,500	1,513
Talos Production
12.000%, 01/15/26	749	788
Tengizchevroil Finance International
4.000%, 08/15/26	655	559
Tengizchevroil Finance International
3.250%, 08/15/30	6,200	4,385
Transocean Pontus
6.125%, 08/01/25(A)	672	658
Tullow Oil
7.000%, 03/01/25	6,000	3,621
Tullow Oil
10.250%, 05/15/26	1,408	1,129

CITY NATIONAL ROCHDALE FUNDS | PAGE 14

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
YPF
8.750%, 04/04/24		2,485	$2,359
YPF
9.000%, 02/12/26(F)		14,346	13,737
9.000%, 06/30/29(F)		893	714
Total Petroleum & Fuel Products			152,400
Pharmaceuticals [0.5%]
Bausch Health
5.000%, 01/30/28(A)		625	300
5.000%, 02/15/29(A)		600	288
Bausch Health
6.250%, 02/15/29(A)		3,150	1,517
Bausch Health
7.250%, 05/30/29(A)		1,950	941
Bausch Health
5.250%, 02/15/31(A)		150	72
Bausch Health Americas
8.500%, 01/31/27(A)		1,775	932
Catalent Pharma Solutions
3.500%, 04/01/30(A)		675	533
Cidron Aida Finco Sarl
5.000%, 04/01/28	EUR	400	365
Cidron Aida Finco Sarl
6.250%, 04/01/28	GBP	1,300	1,273
Emergent BioSolutions
3.875%, 08/15/28(A)		1,270	631
Grifols Escrow Issuer
4.750%, 10/15/28(A)		975	842
Jazz Securities DAC
4.375%, 01/15/29(A)		1,000	891
Mallinckrodt International Finance
10.000%, 06/15/29(A)		829	446
Organon
5.125%, 04/30/31(A)		1,750	1,514
Syneos Health
3.625%, 01/15/29(A)		2,325	1,870
Total Pharmaceuticals			12,415
Printing & Publishing [0.0%]
Cimpress
7.000%, 06/15/26(A)		1,587	1,097
Real Estate [0.2%]
PCPD Capital
5.125%, 06/18/26		5,000	3,753
Real Estate Investment Trusts [0.3%]
Brookfield Property REIT
5.750%, 05/15/26(A)		2,430	2,215
Brookfield Property REIT
4.500%, 04/01/27(A)		2,930	2,449
Necessity Retail REIT
4.500%, 09/30/28(A)		1,020	750

Description	Face Amount (000)(1)	Value (000)
Rithm Capital
6.250%, 10/15/25(A)	1,430	$1,283
Uniti Group
4.750%, 04/15/28(A)	1,265	1,005
Total Real Estate Investment Trusts		7,702
Real Estate Oper/Develop [1.0%]
Country Garden Holdings
5.125%, 01/17/25	2,600	1,742
Dar Al-Arkan Sukuk
6.750%, 02/15/25	1,815	1,756
Dar Al-Arkan Sukuk
6.875%, 02/26/27	4,675	4,412
Howard Hughes
5.375%, 08/01/28(A)	930	838
Kaisa Group Holdings
11.700%, 11/11/25(B)	2,021	274
MAF Global Securities
6.375%, US Treas Yield Curve Rate T Note Const Mat 5 Yr + 3.539%, 09/20/71(C)	7,100	6,799
Pakuwon Jati
4.875%, 04/29/28	7,800	6,868
Redco Properties Group, MTN
9.900%, 02/17/24	2,905	422
Theta Capital Pte
6.750%, 10/31/26	2,000	1,280
Total Real Estate Oper/Develop		24,391
Regional Banks-Non US [0.2%]
Emirates NBD Bank PJSC
6.125%, CMTUSD6Y + 3.656%, 09/20/71(C)	4,500	4,428
Restaurants [0.3%]
1011778 BC ULC
3.500%, 02/15/29(A)	625	536
1011778 BC ULC
4.000%, 10/15/30(A)	5,600	4,531
KFC Holding
4.750%, 06/01/27(A)	975	936
Yum! Brands
4.750%, 01/15/30(A)	925	849
Yum! Brands
3.625%, 03/15/31	825	692
Total Restaurants		7,544
Retail [1.0%]
Arcos Dorados BV
6.125%, 05/27/29	2,400	2,325
Bath & Body Works
6.950%, 03/01/33	833	727

CITY NATIONAL ROCHDALE FUNDS | PAGE 15

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Bath & Body Works
6.750%, 07/01/36		810	$712
Bloomin' Brands
5.125%, 04/15/29(A)		1,140	959
BlueLinx Holdings
6.000%, 11/15/29(A)		900	747
Fertitta Entertainment
6.750%, 01/15/30(A)		1,515	1,222
FirstCash
4.625%, 09/01/28(A)		815	716
FirstCash
5.625%, 01/01/30(A)		924	822
Foot Locker
4.000%, 10/01/29(A)		2,140	1,667
Future Retail
5.600%, 01/22/25		16,200	486
InRetail Consumer
3.250%, 03/22/28		2,600	2,236
Macy's Retail Holdings
6.125%, 03/15/32(A)		1,101	926
Macy's Retail Holdings
5.125%, 01/15/42		700	457
Michaels
5.250%, 05/01/28(A)		1,295	1,042
Michaels
7.875%, 05/01/29(A)		950	635
Park River Holdings
6.750%, 08/01/29(A)		720	494
QVC
5.450%, 08/15/34		3,460	1,808
Vivo Energy Investments BV
5.125%, 09/24/27		7,400	6,604
Total Retail			24,585
Retail (non-food/drug) [0.1%]
eG Global Finance
6.250%, 10/30/25	EUR	1,500	1,404
Retailers [0.1%]
Academy
6.000%, 11/15/27(A)		1,050	1,005
Asbury Automotive Group
4.625%, 11/15/29(A)		1,100	927
Asbury Automotive Group
5.000%, 02/15/32(A)		700	576
Gap
3.625%, 10/01/29(A)		300	212
Gap
3.875%, 10/01/31(A)		450	314
Kontoor Brands
4.125%, 11/15/29(A)		450	367
Total Retailers			3,401

Description		Face Amount (000)(1)	Value (000)
Semi-Conductors [0.1%]
Tunghsu Venus Holdings
7.000%, 06/12/20(B)		4,275	$1,180
Services [0.3%]
Bach Bidco
5.628%, Euribor 3 Month + 4.250%, 10/15/28(C)	EUR	1,300	1,279
Castor
7.296%, Euribor 3 Month + 5.250%, 02/15/29(C)	EUR	2,275	2,352
Promontoria Holding 264 BV
6.375%, 03/01/27	EUR	700	698
Promontoria Holding 264 BV
8.109%, Euribor 3 Month + 6.125%, 03/01/27(C)	EUR	420	426
Summer BC Holdco B SARL
5.750%, 10/31/26	EUR	1,000	900
Total Services			5,655
Steel & Steel Works [0.4%]
CAP
3.900%, 04/27/31		7,925	6,182
CSN Islands XI
6.750%, 01/28/28		800	763
CSN Resources
5.875%, 04/08/32(A)		1,075	898
POSCO Holdings
0.000%, 09/01/26(D)	EUR	2,400	2,419
Total Steel & Steel Works			10,262
Supermarkets [0.2%]
Albertsons
3.500%, 02/15/23(A)		300	298
3.500%, 03/15/29(A)		1,025	860
Albertsons
3.250%, 03/15/26(A)		625	570
Albertsons
7.500%, 03/15/26(A)		1,075	1,098
Albertsons
5.875%, 02/15/28(A)		950	903
Total Supermarkets			3,729
Technology [2.2%]
Ams
7.000%, 07/31/25(A)		500	470
AthenaHealth Group
6.500%, 02/15/30(A)		5,125	3,777
Black Knight InfoServ
3.625%, 09/01/28(A)		1,475	1,277
Boxer Parent
9.125%, 03/01/26(A)		1,300	1,226

CITY NATIONAL ROCHDALE FUNDS | PAGE 16

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Cars.com
6.375%, 11/01/28(A)	1,850	$1,644
Central Parent
7.250%, 06/15/29(A)	1,800	1,762
Ciena
4.000%, 01/31/30(A)	300	264
Clarivate Science Holdings
3.875%, 07/01/28(A)	350	303
Clarivate Science Holdings
4.875%, 07/01/29(A)	1,575	1,339
Cloud Software Group Holdings
6.500%, 03/31/29(A)	1,400	1,180
Coherent
5.000%, 12/15/29(A)	1,950	1,682
Condor Merger Sub
7.375%, 02/15/30(A)	4,400	3,539
Consensus Cloud Solutions
6.000%, 10/15/26(A)	825	771
Consensus Cloud Solutions
6.500%, 10/15/28(A)	1,400	1,288
Dun & Bradstreet
5.000%, 12/15/29(A)	1,075	920
Elastic
4.125%, 07/15/29(A)	3,346	2,703
Entegris Escrow
5.950%, 06/15/30(A)	950	876
Gartner
4.500%, 07/01/28(A)	625	583
Gartner
3.750%, 10/01/30(A)	300	258
GoTo Group
5.500%, 09/01/27(A)	2,650	1,425
HealthEquity
4.500%, 10/01/29(A)	1,525	1,333
Helios Software Holdings
4.625%, 05/01/28(A)	1,750	1,330
Millennium Escrow
6.625%, 08/01/26(A)	1,200	768
NCR
5.750%, 09/01/27(A)	300	287
NCR
5.000%, 10/01/28(A)	575	490
NCR
5.125%, 04/15/29(A)	2,540	2,125
NCR
6.125%, 09/01/29(A)	675	631
NCR
5.250%, 10/01/30(A)	1,800	1,485
Open Text
3.875%, 02/15/28(A)	1,500	1,287
Open Text Holdings
4.125%, 12/01/31(A)	350	272
Rackspace Technology Global
3.500%, 02/15/28(A)	1,800	1,046
Rackspace Technology Global
5.375%, 12/01/28(A)	2,250	970

Description		Face Amount (000)(1)	Value (000)
Rocket Software
6.500%, 02/15/29(A)		2,850	$2,253
Science Applications International
4.875%, 04/01/28(A)		400	370
Seagate HDD Cayman
9.625%, 12/01/32(A)		2,051	2,249
Seagate HDD Cayman
5.750%, 12/01/34		1,505	1,276
Sensata Technologies
3.750%, 02/15/31(A)		425	350
Sensata Technologies BV
4.000%, 04/15/29(A)		600	518
Sensata Technologies BV
5.875%, 09/01/30(A)		475	450
SS&C Technologies
5.500%, 09/30/27(A)		1,325	1,244
Synaptics
4.000%, 06/15/29(A)		800	674
TTM Technologies
4.000%, 03/01/29(A)		775	665
Veritas US
7.500%, 09/01/25(A)		1,500	1,035
Viavi Solutions
3.750%, 10/01/29(A)		325	273
ZipRecruiter
5.000%, 01/15/30(A)		1,935	1,595
Total Technology			52,263
Telecommunications [0.2%]
Altice Financing
3.000%, 01/15/28	EUR	600	506
Altice Financing
4.250%, 08/15/29	EUR	1,400	1,207
Altice France
3.375%, 01/15/28	EUR	650	522
Altice France
4.000%, 07/15/29	EUR	700	565
Altice France Holding
4.000%, 02/15/28	EUR	1,300	891
United Group BV
5.012%, Euribor 3 Month + 3.250%, 02/15/26(C)	EUR	1,450	1,335
United Group BV
3.625%, 02/15/28	EUR	300	231
United Group BV
6.516%, Euribor 3 Month + 4.875%, 02/01/29(A) (C)	EUR	1,100	1,012
Total Telecommunications			6,269
Telephones & Telecommunications [2.8%]
Altice France
8.125%, 02/01/27(A)		1,325	1,207
Altice France Holding
10.500%, 05/15/27(A)		720	549

CITY NATIONAL ROCHDALE FUNDS | PAGE 17

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
America Movil
5.375%, 04/04/32(A)	4,570	$4,125
Axian Telecom
7.375%, 02/16/27(A)	7,470	6,499
Axtel
6.375%, 11/14/24	2,173	1,783
6.375%, 11/14/24(A)	5,200	4,267
C&W Senior Financing DAC
6.875%, 09/15/27	9,040	8,407
CT Trust
5.125%, 02/03/32	800	702
5.125%, 02/03/32(A)	7,280	6,393
Digicel
6.750%, 03/01/23(A)	4,800	1,838
Iliad Holding SASU
6.500%, 10/15/26(A)	1,500	1,391
Iliad Holding SASU
7.000%, 10/15/28(A)	760	687
Internap Holdings LLC
0.000%,	61	9
Oi
10.000%cash/4.000% PIK, 07/27/25	8,105	1,378
Oztel Holdings SPC
5.625%, 10/24/23	440	437
Oztel Holdings SPC
6.625%, 04/24/28	6,550	6,550
Sixsigma Networks Mexico
7.500%, 05/02/25	3,720	3,387
T-Mobile USA
2.625%, 04/15/26	2,735	2,506
Turk Telekomunikasyon
6.875%, 02/28/25	8,270	7,787
Viasat
5.625%, 04/15/27(A)	1,330	1,208
Viasat
6.500%, 07/15/28(A)	790	593
VTR Comunicaciones
5.125%, 01/15/28	4,470	2,776
VTR Comunicaciones
4.375%, 04/15/29	5,500	3,204
Total Telephones & Telecommunications		67,683
Textile-Products [0.1%]
Golden Legacy Pte. Ltd.
6.875%, 03/27/24	15,640	235
Prime Bloom Holdings
6.950%, 07/05/22	16,500	1,650
Sri Rejeki Isman
7.250%, 01/16/25	16,589	166
Total Textile-Products		2,051

Description	Face Amount (000)(1)	Value (000)
Transportation Services [1.0%]
Adani International Container Terminal Pvt
3.000%, 02/16/31	2,719	$2,132
Carnival
9.875%, 08/01/27(A)	795	751
Carnival
4.000%, 08/01/28(A)	1,825	1,488
Georgian Railway JSC
4.000%, 06/17/28	5,600	4,900
JSW Infrastructure
4.950%, 01/21/29(A)	4,500	3,834
NCL
5.875%, 02/15/27(A)	1,580	1,369
Royal Caribbean Cruises
5.500%, 08/31/26(A)	1,065	894
Royal Caribbean Cruises
5.375%, 07/15/27(A)	1,179	955
Rumo Luxembourg Sarl
4.200%, 01/18/32	5,130	4,104
Stena International
6.125%, 02/01/25(A)	1,200	1,116
Watco
6.500%, 06/15/27(A)	1,825	1,734
Total Transportation Services		23,277
Utility - Electric [0.7%]
Calpine
5.250%, 06/01/26(A)	289	275
Calpine
4.500%, 02/15/28(A)	925	824
Calpine
5.125%, 03/15/28(A)	1,375	1,228
Calpine
5.000%, 02/01/31(A)	475	399
Calpine
3.750%, 03/01/31(A)	825	664
Enviva Partners
6.500%, 01/15/26(A)	3,225	3,037
NRG Energy
5.750%, 01/15/28	1,950	1,831
NRG Energy
3.375%, 02/15/29(A)	550	442
NRG Energy
5.250%, 06/15/29(A)	770	677
NRG Energy
3.625%, 02/15/31(A)	200	152
NRG Energy
3.875%, 02/15/32(A)	900	676
TerraForm Power Operating
5.000%, 01/31/28(A)	1,125	1,007
TransAlta
7.750%, 11/15/29	100	102
Vistra Operations
5.500%, 09/01/26(A)	1,800	1,734

CITY NATIONAL ROCHDALE FUNDS | PAGE 18

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Vistra Operations
5.625%, 02/15/27(A)		3,225	$3,063
Total Utility - Electric			16,111
Utility - Electricity [0.1%]
Energia Group NI FinanceCo
4.750%, 09/15/24	GBP	2,000	2,241
Water [0.2%]
Aegea Finance Sarl
6.750%, 05/20/29(A)		3,650	3,590
Wireless Communications [0.1%]
Sprint
7.625%, 02/15/25		1,000	1,032
7.625%, 03/01/26		800	842
T-Mobile USA
4.750%, 02/01/28		325	316
T-Mobile USA
2.625%, 02/15/29		1,175	995
Total Wireless Communications			3,185
Total Corporate Bonds
Cost ($1,685,116)			1,308,294
Loan Participations [23.1%]
Aerospace and Defense [0.3%]
MB Aerospace Holdings II Corp., Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 01/22/25(C)		666	577
Peraton Corp., Term B Loan, 1st Lien
8.134%, LIBOR + 3.750%, 02/01/28(C)		2,812	2,741
Peraton Corp., Term B-1 Loan, 2nd Lien
12.089%, LIBOR + 7.750%, 02/01/29(C)		510	484
Spirit Aerosystems, Inc. (fka Mid-Western Aircraft Systems, Inc and Onex Wind Finance LP.), 2022 Refinancing Term Loan, 1st Lien
8.823%, CME Term SOFR + 4.500%, 01/15/27(C)		770	763
TransDigm Inc., Tranche F Refinancing Term Loan, 1st Lien
6.980%, LIBOR + 2.250%, 12/09/25(C)		1,517	1,497

Description	Face Amount (000)(1)	Value (000)
TransDigm Inc., Tranche H Term Loan, 1st Lien
7.830%, CME Term SOFR + 3.250%, 02/22/27(C)	275	$274
Total Aerospace and Defense		6,336
Automobile [0.2%]
American Axle & Manufacturing, Inc., New Tranche B Term Loan, 1st Lien
7.898%, CME Term SOFR + 3.500%, 12/13/29(C)	785	767
American Trailer World Corp., Initial Term Loan, 1st Lien
8.173%, CME Term SOFR + 3.750%, 03/03/28(C)	736	633
CWGS Group, LLC, Initial Term Loan, 1st Lien
6.571%, LIBOR + 2.500%, 06/03/28(C)	1,231	1,136
DexKo Global Inc., Closing Date Dollar Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 10/04/28(C)	950	849
RVR Dealership Holdings, LLC, Term Loan, 1st Lien
8.171%, CME Term SOFR + 3.750%, 02/08/28(C)	1,094	1,005
Total Automobile		4,390
Automotive [0.2%]
Autokiniton US Holdings (L&W), Term Loan, 1st Lien
8.792%, 04/06/28(C)	1,412	1,364
Clarios Global LP, Amendment No. 1 Euro Term Loan, 1st Lien
5.148%, Euribor + 3.250%, 04/30/26(C)	1,747	1,791
Safe Fleet, Delayed Term Loan, 1st Lien
9.119%, 02/23/29	499	481
Total Automotive		3,636
Banking [0.0%]
Nexus Buyer LLC, Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 11/09/26(C)	1	1

CITY NATIONAL ROCHDALE FUNDS | PAGE 19

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Beverage, Food and Tobacco [0.1%]
Milk Specialties Company, Initial Term Loan (2021), 1st Lien
8.730%, LIBOR + 4.000%, 08/15/25(C)	830	$828
Naked Juice LLC, Initial Loan, 2nd Lien
10.680%, CME Term SOFR + 6.000%, 01/24/30(C)	670	527
Naked Juice LLC, Initial Term Loan, 1st Lien
7.930%, CME Term SOFR + 3.250%, 01/24/29(C)	563	502
Whole Earth Brands, Inc., Term Loan, 1st Lien
9.230%, CME Term SOFR + 4.500%, 02/05/28(C)	1,507	1,379
Total Beverage, Food and Tobacco		3,236
Broadcasting and Entertainment [0.8%]
Altice Financing S.A., 2022 Refinancing Dollar Commitments, 1st Lien
9.566%, CME Term SOFR + 5.000%, 10/31/27(C)	335	320
Altice Financing S.A., March 2017 Refinancing Term Loan, 1st Lien
6.829%, LIBOR + 2.750%, 07/15/25(C)	2,368	2,288
Altice Financing S.A., October 2017 USD Term Loan, 1st Lien
6.829%, LIBOR + 2.750%, 01/31/26(C)	1,438	1,381
Altice France S.A., USD TLB-13 Incremental Term Loan, 1st Lien
8.650%, LIBOR + 4.000%, 08/14/26(C)	2,202	2,043
Charter Communications Operating, LLC, Term B-2 Loan, 1st Lien
6.140%, LIBOR + 1.750%, 02/01/27(C)	923	900
CMG Media Corporation, 2021 Term B Loan, 1st Lien
8.230%, LIBOR + 3.500%, 12/17/26(C)	790	738
CSC Holdings, LLC, March 2017 Refinancing Term Loan, 1st Lien
6.568%, LIBOR + 2.250%, 07/17/25(C)	2,083	1,963
DIRECTV Financing, LLC, Closing Date Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 08/02/27(C)	2,946	2,862

Description	Face Amount (000)(1)	Value (000)
E.W. Scripps Company, The, Tranche B-2 Term Loan, 1st Lien
6.946%, LIBOR + 2.563%, 05/01/26(C)	1,257	$1,233
Numericable U.S. LLC, USD TLB-11 Term Loan, 1st Lien
7.165%, LIBOR + 2.750%, 07/31/25(C)	733	693
Telenet Financing USD LLC, Term Loan AR Facility, 1st Lien
6.318%, LIBOR + 2.000%, 04/30/28(C)	795	772
Univision Communications Inc., 2021 Replacement Converted First-Lien Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 03/15/26(C)	1,816	1,785
Virgin Media Bristol LLC, Facility Q, 1st Lien
7.568%, LIBOR + 3.250%, 01/31/29(C)	2,000	1,979
Ziggo Financing Partnership, Term Loan I Facility, 1st Lien
6.818%, LIBOR + 2.500%, 04/30/28(C)	1,460	1,421
Total Broadcasting and Entertainment		20,378
Buildings and Real Estate [0.6%]
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, 1st Lien
7.134%, LIBOR + 2.750%, 05/15/26(C)	665	635
Brookfield WEC Holdings Inc., Initial Term Loan (2021), 1st Lien
7.134%, LIBOR + 2.750%, 08/01/25(C)	2,005	1,974
CPG International LLC, Closing Date Term Loan, 1st Lien
6.923%, CME Term SOFR + 2.500%, 04/28/29(C)	545	529
Crown Subsea Communications Holding, Inc. , Initial Term Loan, 1st Lien
8.870%, LIBOR + 4.750%, 04/27/27(C)	721	702
Forest City Enterprises, L.P., Replacement Term Loan, 1st Lien
7.884%, LIBOR + 3.500%, 12/08/25(C)	700	672
Foundation Building Materials, Inc., Initial Term Loan, 1st Lien
7.665%, LIBOR + 3.250%, 01/31/28(C)	849	802

CITY NATIONAL ROCHDALE FUNDS | PAGE 20

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Griffon Corporation, Term B Loan, 1st Lien
7.009%, CME Term SOFR + 2.500%, 01/24/29(C)		2,602	$2,551
Mannington Mills, Inc., Tranche B-1 Loan, 1st Lien
8.480%, LIBOR + 3.750%, 08/06/26(C)		1,278	1,016
Michael Baker International, LLC, Initial Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 12/01/28(C)		516	498
Oscar AcquisitionCo, LLC, Term B Loan, 1st Lien
9.180%, CME Term SOFR + 4.500%, 04/29/29(C)		1,305	1,232
Smyrna Ready Mix Concrete, LLC, Initial Term Loan, 1st Lien
8.673%, CME Term SOFR + 4.250%, 04/02/29(C)		607	593
Specialty Building Products Holdings, LLC, Initial Term Loan, 1st Lien
7.639%, LIBOR + 3.250%, 10/15/28(C)		572	513
Standard Industries Inc., Initial Term Loan, 1st Lien
6.425%, LIBOR + 2.250%, 09/22/28(C)		2,162	2,134
WireCo WorldGroup Inc., Initial Term Loan, 1st Lien
8.938%, LIBOR + 4.250%, 11/13/28(C)		678	659
Total Buildings and Real Estate			14,510
Cable [0.3%]
Virgin Media SFA Financial Limited, Term Loan 1st Lien
3.895%, 01/31/29		1,000	999
VMED 02 UK 4 Holdco Limited, Term Loan, 1st Lien
4.936%, 01/31/29		2,000	2,060
Ziggo B.V., Term Loan H Facility, 1st Lien
3.764%, Euribor + 3.000%, 01/31/29(C)	EUR	4,000	3,936
Total Cable			6,995
Cargo Transport [0.2%]
Daseke Companies, Inc., Initial Term Loan (2021), 1st Lien
8.390%, LIBOR + 4.000%, 03/09/28(C)		1,872	1,797

Description	Face Amount (000)(1)	Value (000)
Dynasty Acquisition Co., Inc., 2020 Term B-1 Loan, 1st Lien
7.923%, CME Term SOFR + 3.500%, 04/06/26(C)	906	$861
Dynasty Acquisition Co., Inc., 2020 Term B-2 Loan, 1st Lien
7.923%, CME Term SOFR + 3.500%, 04/06/26(C)	487	463
ENC Parent Corporation, Delayed Draw Term Loan, 1st Lien
4.250%, 08/19/28(C)	63	59
ENC Parent Corporation, Initial Term Loan, 1st Lien
8.980%, LIBOR + 4.250%, 08/19/28(C)	705	655
First Student Bidco Inc., Initial Term B Loan, 1st Lien
7.726%, LIBOR + 3.000%, 07/21/28(C)	345	311
First Student Bidco Inc., Initial Term C Loan, 1st Lien
7.726%, LIBOR + 3.000%, 07/21/28(C)	128	115
LaserShip, Inc., Initial Loan, 2nd Lien
12.230%, LIBOR + 7.500%, 05/07/29(C)	645	381
LaserShip, Inc., Initial Term Loan, 1st Lien
9.230%, LIBOR + 4.500%, 05/07/28(C)	736	524
Total Cargo Transport		5,166
Chemicals [0.3%]
Consolidated Energy Limited Term Loan B
6.571%, LIBOR + 2.500%, 05/07/25(C)	1,811	1,768
INEOS Enterprises Holdings Limited, Refinancing Tranche B Dollar Term Loan, 1st Lien
8.235%, LIBOR + 3.500%, 08/28/26(C)	697	667
Momentive Performance Term Loan B
7.330%, 05/15/24	1,287	1,282
Ravago, Term Loan B, 1st Lien
6.180%, 02/18/28	1,743	1,687
Tronox Finance, Term Loan B, 1st Lien
6.321%, 03/02/28	165	159

CITY NATIONAL ROCHDALE FUNDS | PAGE 21

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Vantage Specialty Chemicals, Inc., Initial Loan, 2nd Lien
12.985%, LIBOR + 8.250%, 10/20/25(C)	790	$718
Total Chemicals		6,281
Chemicals, Plastics and Rubber [1.1%]
ARC Falcon I Inc., Initial Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 09/30/28(C)	1,728	1,513
Aruba Investments, Term Loan, 1st Lien
5.462%, 10/28/27	985	1,007
Ascend Performance Materials Operations LLC, 2021 Refinancing Term Loan, 1st Lien
8.831%, CME Term SOFR + 4.750%, 08/27/26(C)	1,082	1,016
Axalta Coating Systems Dutch Holding B B.V. (Axalta Coating Systems U.S. Holdings, Inc.), Term B-4 Dollar Facility, 1st Lien
7.506%, CME Term SOFR + 3.000%, 12/20/29(C)	640	640
Bakelite US Holdco, Inc., Initial Loan, 1st Lien
8.730%, CME Term SOFR + 4.000%, 05/29/29(C)	572	531
Colouroz Investment 1 GMBH, Initial Term C Loan, 1st Lien
7.009%, PIK Interest + 0.750%, 09/21/23(C)	274	198
Colouroz Investment 2, LLC, Initial Term B-2 Loan, 1st Lien
8.575%, PIK Interest + 0.750%, 09/21/23(C)	970	702
Herens Holdco S.a r.l., Facility B (EUR), 1st Lien
6.202%, Euribor + 4.000%, 07/03/28(C)	500	483
Herens Holdco S.a r.l., Facility B (USD), 1st Lien
8.730%, LIBOR + 4.000%, 07/03/28(C)	964	881
ILPEA Parent Inc., Term Loan, 1st Lien
8.890%, LIBOR + 4.500%, 06/22/28(C)	626	592
INEOS Enterprises Holdings Limited, Refinancing Tranche B Euro Term Loan, 1st Lien
5.204%, Euribor + 3.250%, 08/28/26(C)	1,000	1,026

Description	Face Amount (000)(1)	Value (000)
Ineos Group Holdings Ltd, Term Loan, 1st Lien
4.242%, 10/23/27	983	$996
INEOS Styrolution Group GmbH, 2026 Tranche B Euro Term Loan, 1st Lien
4.242%, Euribor + 2.750%, 01/21/26(C)	1,500	1,498
Ineos US Finance LLC, 2028 Dollar Term Loan, 1st Lien
6.923%, CME Term SOFR + 2.500%, 11/08/28(C)	1,174	1,129
Kraton Corporation, Initial Dollar Term Loan, 1st Lien
8.040%, CME Term SOFR + 3.250%, 03/15/29(C)	741	734
Manchester Acquisition Sub LLC, Initial Term Loan, 1st Lien
10.304%, CME Term SOFR + 5.750%, 12/01/26(C)	854	687
Neptune Husky US BidCo LLC, Initial Term Loan, 1st Lien
8.553%, CME Term SOFR + 5.000%, 10/20/28(C)	763	600
Nouryon Finance B.V., Initial Dollar Term Loan, 1st Lien
7.165%, LIBOR + 2.750%, 10/01/25(C)	1,589	1,565
PMHC II, Inc., Initial Term Loan, 1st Lien
8.494%, CME Term SOFR + 4.250%, 04/23/29(C)	1,272	1,072
Rain Carbon GmbH, Term Loan, 1st Lien
3.282%, 01/16/25	1,000	1,016
Root Bidco Sarl, Term Loan, 1st Lien
0.000%, 09/29/27(G)	1,000	1,047
Sirona Bidco, Term Loan, 1st Lien
6.331%, 10/20/28	2,500	2,510
Trinseo Materials Operating S.C.A., 2018 Refinancing Term Loan, 1st Lien
6.384%, LIBOR + 2.000%, 09/06/24(C)	901	873
Trinseo Materials Operating S.C.A., 2021 Incremental Term Loan, 1st Lien
6.884%, LIBOR + 2.500%, 05/03/28(C)	754	700
Tronox Finance LLC, 2022 Incremental Term Loan, 1st Lien
7.830%, CME Term SOFR + 3.250%, 04/04/29(C)	660	645
U.S. Silica Company, Term Loan, 1st Lien
8.438%, LIBOR + 4.000%, 05/01/25(C)	1,080	1,068

CITY NATIONAL ROCHDALE FUNDS | PAGE 22

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Vantage Specialty Chemicals, Inc., Closing Date Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 10/28/24(C)	605	$589
Total Chemicals, Plastics and Rubber		25,318
Communication Services [0.1%]
Cogeco Communications Finance, LP, Incremental Term Loan, 1st Lien
6.571%, 09/01/28(C)	993	962
Lorca Holdco Limited, Facility B2, 1st Lien
6.319%, Euribor + 3.750%, 09/17/27(C)	1,000	1,020
Total Communication Services		1,982
Consumer Discretionary [0.2%]
Amaya, Term Loan, Lien 1
8.092%, 09/16/28	1,880	1,869
Camping World, Term Loan, 1st Lien
8.453%, 06/03/28	726	701
Patagonia, Cov-Lite Term Loan B, 1st Lien
9.960%, 08/01/29	640	506
Restoration Hardware, Term Loan B, 1st Lien
6.571%, 10/20/28	926	850
Total Consumer Discretionary		3,926
Consumer Durables [0.0%]
Justrite (Safety Products) Delay Draw
8.571%, 06/28/26	47	41
Justrite (Safety Products) Term Loan B
8.571%, 06/28/26	862	769
Total Consumer Durables		810
Consumer Products [0.2%]
Philips DA, Term Loan, 1st Lien
3.500%, 06/09/28	2,500	2,126
Stiga SPA, Term Loan B-1, 1st Lien
7.186%, 03/02/26	2,584	2,627
Zara UK Midco, Term Loan, 1st Lien
6.154%, 02/03/25	1,000	950
Total Consumer Products		5,703

Description	Face Amount (000)(1)	Value (000)
Consumer Staples [0.0%]
Tate & Lyle/Primary Products, Term Loan, 1st Lien
7.709%, 10/25/28	662	$649
Containers, Packaging and Glass [0.3%]
Graham Packaging Company Inc., Initial Term Loan (2021), 1st Lien
7.384%, LIBOR + 3.000%, 08/04/27(C)	1,603	1,572
Kleopatra Finco S.a r.l., Facility B (USD), 1st Lien
8.259%, CME Term SOFR + 4.750%, 02/12/26(C)	918	812
Packaging Coordinators Midco, Inc., Term B Loan, 1st Lien
8.230%, LIBOR + 3.500%, 11/30/27(C)	722	684
Pregis TopCo LLC, Initial Term Loan, 1st Lien
8.188%, CME Term SOFR + 3.750%, 07/31/26(C)	1,950	1,892
Tricorbraun Holdings, Inc., Closing Date Initial Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 03/03/28(C)	1,201	1,143
Trident TPI Holdings, Inc., Tranche B-1 Term Loan, 1st Lien
7.980%, LIBOR + 3.250%, 10/17/24(C)	798	787
Total Containers, Packaging and Glass		6,890
Diversified Media [0.1%]
Banijay Entertainment S.A.S. , Facility B (USD), 1st Lien
7.892%, LIBOR + 3.750%, 03/01/25(C)	1,205	1,199
Diversified Natural Resources, Precious Metals and Minerals [0.1%]
Ahlstrom-Munksjo Holding 3 Oy, Facility B (USD), 1st Lien
8.480%, LIBOR + 3.750%, 02/04/28(C)	745	709
Domtar Corporation, Initial Term Loan, 1st Lien
9.792%, LIBOR + 5.500%, 11/30/28(C)	1,054	1,002

CITY NATIONAL ROCHDALE FUNDS | PAGE 23

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Mativ Holdings, Inc., Term B Loan, 1st Lien
8.188%, LIBOR + 3.750%, 04/20/28(C)	1,442	$1,348
Total Diversified Natural Resources, Precious Metals and Minerals		3,059
Diversified/Conglomerate Service [1.0%]
Agiliti Health, Inc., Amendment No. 2 Term Loan, 1st Lien
6.875%, LIBOR + 2.750%, 01/04/26(C)	711	691
Amentum Government Services Holdings LLC, Tranche 3 Term Loan, 1st Lien
7.558%, CME Term SOFR + 4.000%, 02/15/29(C)	1,746	1,697
APX Group, Inc., Initial Term Loan, 1st Lien
6.730%, LIBOR + 3.250%, 07/10/28(C)	1,406	1,385
Employbridge Holding Company, Term B Loan, 1st Lien
9.494%, LIBOR + 4.750%, 07/19/28(C)	1,188	963
Energize Holdco LLC, Initial Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 12/08/28(C)	701	669
Ensono, Inc., Initial Term Loan, 1st Lien
8.901%, LIBOR + 3.750%, 05/26/28(C)	507	454
Holding Socotec, Facility B USD Tranche, 1st Lien
8.730%, LIBOR + 4.000%, 06/30/28(C)	688	645
Marnix SAS, Facility B (USD), 1st Lien
6.790%, SOFR + 3.750%, 08/04/28(C)	569	539
Maverick Bidco Inc., Closing Date Initial Term Loan, 1st Lien
8.165%, LIBOR + 3.750%, 05/18/28(C)	259	245
Medline Borrower, LP, Initial Dollar Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 10/23/28(C)	2,280	2,164
Mermaid Bidco Inc., Additional Term Facility (USD), 1st Lien
7.960%, LIBOR + 3.500%, 12/22/27(C)	1,192	1,127

Description	Face Amount (000)(1)	Value (000)
MPH Acquisition Holdings LLC, Initial Term Loan, 1st Lien
8.985%, LIBOR + 4.250%, 09/01/28(C)	1,272	$1,081
NAB Holdings, LLC, Initial Term Loan, 1st Lien
7.730%, CME Term SOFR + 3.000%, 11/23/28(C)	715	694
National Intergovernmental Purchasing Alliance Company, Initial Term Loan, 1st Lien
8.080%, CME Term SOFR + 3.500%, 05/23/25(C)	524	516
Osmose Utilities Services, Inc., Initial Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 06/23/28(C)	1,010	957
Physician Partners, LLC, Initial Term Loan, 1st Lien
8.423%, CME Term SOFR + 4.000%, 12/23/28(C)	567	539
PODS, LLC, Initial Term Loan, 1st Lien
7.384%, LIBOR + 3.000%, 03/31/28(C)	719	679
R.R. Donnelley & Sons Company, Replacement Term Loan, 1st Lien
10.673%, CME Term SOFR + 6.250%, 11/01/26(C)	485	459
Refficiency Holdings LLC, Initial DDTL (2021), 1st Lien
7.654%, LIBOR + 3.750%, 12/16/27(C)	154	145
Refficiency Holdings LLC, Initial Term Loan (2021), 1st Lien
7.821%, LIBOR + 3.750%, 12/16/27(C)	787	743
Trans Union LLC, 2019 Replacement Term B-5 Loan, 1st Lien
6.134%, LIBOR + 1.750%, 11/16/26(C)	991	976
Trans Union LLC, 2021 Incremental Term B-6 Loan, 1st Lien
6.634%, LIBOR + 2.250%, 12/01/28(C)	1,416	1,401
United Talent Agency, LLC, Term B Loan, 1st Lien
8.438%, CME Term SOFR + 4.000%, 07/07/28(C) (E)	535	525
Venga Finance S.a r.l., Initial Dollar Term Loan, 1st Lien
9.485%, LIBOR + 4.750%, 06/28/29(C)	1,135	1,037
Vizient, Inc., Term B-7 Loan, 1st Lien
6.671%, CME Term SOFR + 2.250%, 05/16/29(C)	549	547

CITY NATIONAL ROCHDALE FUNDS | PAGE 24

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
VM Consolidated, Inc., Initial Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 03/24/28(C)	443	$440
William Morris Endeavor Entertainment, LLC (IMG Worldwide Holdings, LLC), Term B-1 Loan, 1st Lien
7.140%, LIBOR + 2.750%, 05/18/25(C)	3,738	3,650
Total Diversified/Conglomerate Service		24,968
Ecological [0.0%]
GFL Environmental Inc., 2020 Refinancing Term Loan, 1st Lien
7.415%, LIBOR + 3.000%, 05/30/25(C)	1,114	1,114
Electronics [1.4%]
Allegro MicroSystems, Inc., Initial Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 09/30/27(C)	130	126
AQA Acquisition Holding, Inc., Initial Term Loan, 1st Lien
8.985%, LIBOR + 4.250%, 03/03/28(C)	820	784
athenahealth Group Inc., Initial DDTL, 1st Lien
7.821%, CME Term SOFR + 3.500%, 02/15/29(C)	351	316
athenahealth Group Inc., Initial Term Loan, 1st Lien
7.821%, CME Term SOFR + 3.500%, 02/15/29(C)	2,064	1,858
Cloudera, Inc., Initial Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 10/08/28(C)	744	698
Cloudera, Inc., Initial Term Loan, 2nd Lien
10.384%, LIBOR + 6.000%, 10/08/29(C)	400	333
Conduent Business Services, LLC, Initial Term B Loan, 1st Lien
8.639%, LIBOR + 4.250%, 10/16/28(C)	247	235
ConnectWise, LLC, Initial Term Loan, 1st Lien
7.884%, LIBOR + 3.500%, 09/29/28(C)	1,047	992
ConvergeOne Holdings, Corp., Initial Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 01/04/26(C)	707	406

Description	Face Amount (000)(1)	Value (000)
Digi International Inc., Initial Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 11/01/28(C)	802	$792
Electronics for Imaging, Inc., Initial Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 07/23/26(C)	1,101	730
Evercommerce Solutions Inc., Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 07/06/28(C)	926	906
Gen Digital Inc., Initial Tranche B Term Loan , 1st Lien
6.423%, CME Term SOFR + 2.000%, 09/12/29(C)	1,935	1,899
Idera, Inc., Term B-1 Loan, 1st Lien
7.500%, LIBOR + 3.750%, 03/02/28(C)	—	—
Instructure Holdings, Inc., Initial Term Loan, 1st Lien
6.121%, LIBOR + 2.750%, 10/30/28(C)	721	707
LSF9 Atlantis Holdings, LLC, Term Loan, 1st Lien
11.830%, CME Term SOFR + 7.250%, 03/31/29(C)	600	582
Magenta Buyer LLC, Initial Term Loan, 1st Lien
9.170%, LIBOR + 4.750%, 07/27/28(C)	1,421	1,210
McAfee Corp., Tranche B-1 Term Loan, 1st Lien
7.974%, CME Term SOFR + 3.750%, 03/01/29(C)	1,890	1,755
MH Sub I, LLC (Micro Holding Corp.), 2020 June New Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 09/13/24(C)	1,385	1,344
MH Sub I, LLC (Micro Holding Corp.), Amendment No. 2 Initial Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 09/13/24(C)	795	771
Orchid Merger Sub II, LLC, Initial Term Loan, 1st Lien
9.580%, CME Term SOFR + 4.750%, 07/27/27(C)	814	700
Orion Advisor Solutions, Inc., 2021 Refinancing Term Loan, 1st Lien
8.165%, LIBOR + 3.750%, 09/24/27(C)	576	524
Priority Holdings, LLC, Initial Term Loan, 1st Lien
10.485%, LIBOR + 5.750%, 04/27/27(C)	1,126	1,117

CITY NATIONAL ROCHDALE FUNDS | PAGE 25

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Rackspace Technology Global, Inc., 2021 Term B Loan, 1st Lien
7.380%, LIBOR + 2.750%, 02/15/28(C)	1,921	$1,193
Sabre GLBL Inc., 2022 Term B-2 Loan, 1st Lien
9.423%, CME Term SOFR + 5.000%, 06/30/28(C)	650	598
Seattle SpinCo, Inc., Initial Term Loan, 1st Lien
7.134%, LIBOR + 2.750%, 06/21/24(C)	1,784	1,779
Seattle SpinCo, Inc., Tranche B-1 Term Loan, 1st Lien
8.421%, CME Term SOFR + 4.000%, 02/26/27(C)	767	765
Signify Health, LLC , Initial Term Loan, 1st Lien
7.730%, LIBOR + 3.000%, 06/22/28(C)	609	600
Snap One Holdings Corp., Initial Term Loan, 1st Lien
8.884%, LIBOR + 4.500%, 12/08/28(C)	1,144	1,044
SolarWinds Holdings, Inc., 2022 Refinancing Term Loan, 1st Lien
8.323%, CME Term SOFR + 4.000%, 02/05/27(C)	781	772
Sovos Compliance, LLC, Initial Term Loan, 1st Lien
8.884%, LIBOR + 4.500%, 08/11/28(C)	272	250
SS&C Technologies Holdings, Inc., Term B-3 Loan, 1st Lien
6.134%, LIBOR + 1.750%, 04/16/25(C)	440	432
SS&C Technologies Holdings, Inc., Term B-4 Loan, 1st Lien
6.134%, LIBOR + 1.750%, 04/16/25(C)	367	361
SS&C Technologies Holdings, Inc., Term B-6 Loan, 1st Lien
6.673%, CME Term SOFR + 2.250%, 03/22/29(C)	369	362
SS&C Technologies Holdings, Inc., Term B-7 Loan, 1st Lien
6.673%, CME Term SOFR + 2.250%, 03/22/29(C)	556	545
TIBCO Software Inc., Dollar Term B Loan, 1st Lien
9.180%, CME Term SOFR + 4.500%, 03/30/29(C)	470	419
UKG Inc., 2021-2 Incremental Term Loan, 1st Lien
6.998%, LIBOR + 3.250%, 05/04/26(C)	1,769	1,681

Description	Face Amount (000)(1)	Value (000)
UKG Inc., Initial Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 05/04/26(C)	632	$608
Xperi Holding Corporation, Initial Term B Loan, 1st Lien
7.884%, LIBOR + 3.500%, 06/08/28(C)	3,130	3,013
Total Electronics		33,207
Energy [0.1%]
Arclight, Term Loan B, 1st Lien
7.534%, 04/13/28	828	816
Southwestern Energy, Term Loan, 1st Lien
7.041%, 06/22/27	695	686
Total Energy		1,502
Finance [0.0%]
Hestia Holdings, LLC, Term Loan, 1st Lien
4.225%, 06/18/27	1,000	1,018
Finance (including structured products) [1.2%]
Albion Financing 3 S.a r.l. (Albion Financing LLC), New 2026 US Dollar Term Loan, 1st Lien
9.575%, LIBOR + 5.250%, 08/17/26(C)	1	—
Allspring Buyer LLC, Initial Term Loan, 1st Lien
7.750%, LIBOR + 3.000%, 11/01/28(C)	637	627
Apex Group Treasury Limited, USD Term Loan, 1st Lien
8.258%, LIBOR + 3.750%, 07/27/28(C)	709	674
ASP Navigate Acquisition Corp., Initial Term Loan, 1st Lien
9.092%, LIBOR + 4.500%, 10/06/27(C)	1,145	1,112
BCP Renaissance Parent L.L.C., Initial Term B-3 Loan, 1st Lien
7.823%, CME Term SOFR + 3.500%, 11/02/26(C)	1,638	1,619
Brown Group Holding, LLC, Initial Term Loan, 1st Lien
6.884%, LIBOR + 2.500%, 06/07/28(C)	1,228	1,203
CCI Buyer, Inc., Initial Term Loan, 1st Lien
8.580%, CME Term SOFR + 4.000%, 12/17/27(C)	1,267	1,207

CITY NATIONAL ROCHDALE FUNDS | PAGE 26

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Central Parent Inc., Initial Term Loan, 1st Lien
9.080%, CME Term SOFR + 4.500%, 07/06/29(C)	535	$530
Citadel Securities LP, 2021 Term Loan, 1st Lien
6.938%, CME Term SOFR + 2.500%, 02/02/28(C)	2,575	2,521
Citadel Securities LP, Incremental Term Loan B, 1st Lien
7.201%, 02/02/28	325	321
CTC Holdings, L.P., Term Loan, 1st Lien
8.356%, CME Term SOFR + 5.000%, 02/20/29(C)	741	708
DRW Holdings, LLC, Initial Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 03/01/28(C)	1,549	1,506
FINThrive Software Intermediate Holdings, Inc., Initial Loan, 2nd Lien
11.134%, LIBOR + 6.750%, 12/17/29(C)	385	290
FINThrive Software Intermediate Holdings, Inc., Initial Term Loan, 1st Lien
8.384%, LIBOR + 4.000%, 12/18/28(C)	572	482
Foundational Education Group, Inc., Initial Term Loan, 1st Lien
8.592%, CME Term SOFR + 3.750%, 08/31/28(C)	531	467
Foundational Education Group, Inc., Initial Term Loan, 2nd Lien
11.342%, CME Term SOFR + 6.500%, 08/31/29(C)	170	133
Geon Performance Solutions, LLC, Initial Term Loan, 1st Lien
9.230%, LIBOR + 4.500%, 08/18/28(C)	1,399	1,357
Hexion Holdings Corporation, Initial Term Loan, 1st Lien
8.934%, CME Term SOFR + 4.500%, 03/15/29(C)	950	813
Hexion Holdings Corporation, Initial Term Loan, 2nd Lien
11.859%, CME Term SOFR + 7.438%, 03/15/30(C)	695	542
HighTower Holding, LLC, Initial Term Loan, 1st Lien
8.278%, LIBOR + 4.000%, 04/21/28(C)	852	778
Hudson River Trading LLC, Term Loan, 1st Lien
7.438%, CME Term SOFR + 3.000%, 03/20/28(C)	1,037	979

Description	Face Amount (000)(1)	Value (000)
Jane Street Group, LLC, Dollar Term Loan, 1st Lien
7.134%, LIBOR + 2.750%, 01/26/28(C)	1,590	$1,541
KKR Apple Bidco, LLC, Initial Term Loan, 1st Lien
7.134%, LIBOR + 2.750%, 09/22/28(C)	615	606
LendingTree, Inc., Initial Term B Loan, 1st Lien
8.140%, LIBOR + 3.750%, 09/15/28(C)	718	637
Lions Gate Capital Holdings LLC, Term B Loan, 1st Lien
6.634%, LIBOR + 2.250%, 03/24/25(C)	717	683
LSF11 A5 Holdco LLC, Term Loan, 1st Lien
7.938%, CME Term SOFR + 3.500%, 10/15/28(C)	1,769	1,707
Mariner Wealth Advisors, LLC, Incremental Term Loan, 1st Lien
0.000%, 08/18/28(G)	250	240
Mariner Wealth Advisors, LLC, Initial Term Loan, 1st Lien
7.065%, CME Term SOFR + 3.250%, 08/18/28(C)	580	553
Paysafe Group Holdings II Limited, Facility B1, 1st Lien
7.134%, LIBOR + 2.750%, 06/28/28(C)	748	711
Pediatric Associates Holding Company, LLC, Amendment No. 1 Incremental Delayed Draw Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 12/29/28(C)	42	40
Quirch Foods Holdings, LLC, 2022-1 Incremental Term Loan, 1st Lien
8.989%, CME Term SOFR + 4.500%, 10/27/27(C)	982	894
Starwood Property Mortgage, L.L.C., Term B-3 Loan, 1st Lien
7.634%, LIBOR + 3.250%, 07/26/26(C)	499	491
Summer (BC) Bidco B LLC, Additional Facility B2 (USD), 1st Lien
9.230%, LIBOR + 4.500%, 12/04/26(C)	792	733

CITY NATIONAL ROCHDALE FUNDS | PAGE 27

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
VFH Parent LLC, Initial Term Loan, 1st Lien
7.421%, CME Term SOFR + 3.000%, 01/13/29(C)	1,250	$1,214
Total Finance (including structured products)		27,919
Financial Services [0.0%]
Walker & Dunlop, Term Loan, 1st Lien
6.437%, 12/16/28	1	—
Financials [0.2%]
Altisource Term Loan B (2018)
7.674%, 03/29/24(C)	687	555
EIG Management, Term Loan B, 1st Lien
7.821%, 01/31/25	878	856
First Eagle Holdings, Inc., Refinancing Term Loan
7.230%, 02/01/27	695	676
Granite FR Bidco, Term Loan, 1st Lien
0.000%, 10/17/28(G)	1,000	989
Harland Clarke, Term Loan
12.196%, 06/16/26	1,203	928
Superannuation and Investments, Term Loan, 1st Lien
8.134%, 12/01/28	774	760
Total Financials		4,764
Food, Beverage and Tobacco [0.3%]
Artisan Newco BV, Term Loan, 1st Lien
6.785%, 02/02/29	1,000	949
Biscuit Holding SAS, Facility B, 1st Lien
5.858%, Euribor + 4.000%, 02/15/27(C)	1,000	717
Labeyrie, Term Loan, 1st Lien
4.250%, 12/31/49	1,000	620
Pegasus BidCo B.V., Initial Euro Term Loan, 1st Lien
6.012%, Euribor + 4.250%, 07/12/29(C)	1,000	1,029
Signature Foods, Term Loan, 1st Lien
3.500%, 01/29/28	1,000	927
United Petfood, Term Loan, 1st Lien
4.558%, 03/19/28	1,000	997

Description		Face Amount (000)(1)	Value (000)
ZF Invest, Senior Facility B, 1st Lien
5.244%, Euribor + 3.925%, 07/12/28(C)		3,000	$2,716
Total Food, Beverage and Tobacco			7,955
Food/Tobacco [0.0%]
K-Mac, Term Loan, 2nd Lien
10.821%, 06/22/29		170	154
Sycamore/Sanderson Farms, Term Loan B, 1st Lien
6.688%, 07/23/29		973	947
Total Food/Tobacco			1,101
Gaming [0.2%]
Flutter Entertainment plc, Euro Term Loan, 1st Lien
4.702%, Euribor + 2.500%, 07/21/26(C)	EUR	1,193	1,237
Premier Lotteries, Cov-Lite Term Loan B
4.193%, 06/26/24(C)	EUR	2,413	2,467
Scientific Games, Term Loan, 1st Lien
5.185%, 02/04/29		1,000	1,014
Total Gaming			4,718
Gaming/Leisure [0.0%]
Global Cash Access Term Loan B (2021)
6.571%, 06/30/28		360	357
Government [0.1%]
Japan Paris Club, Term Loan, 1st Lien
0.000%, 01/10/28(G)	JPY	216,667	1,304
Healthcare [1.7%]
Alloheim Term Loan B
4.954%, 02/26/25	EUR	1,500	1,493
Auris Luxembourg III S.a r.l., Facility B1A, 1st Lien
6.436%, Euribor + 4.000%, 07/24/25(C)	EUR	3,000	2,868
CAB, Facility B, 1st Lien
4.742%, 01/28/28		1,500	1,441
Chrome Bidco, Facility B, 1st Lien
5.148%, Euribor + 3.250%, 06/30/28(C)		5,000	4,932
Cidron Ollopa Holding B.V., Facility B, 1st Lien
3.432%, Euribor + 3.250%, 04/16/25(C)	EUR	1,437	1,430

CITY NATIONAL ROCHDALE FUNDS | PAGE 28

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
CTEC III GmbH, Facility B, 1st Lien
5.704%, Euribor + 3.750%, 03/16/29(C)		2,500	$2,511
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Facility B
3.484%, Euribor + 3.250%, 05/24/24(C)	EUR	1,500	1,477
Diaverum Holding S.a.r.l. (fka Velox Bidco S.a.r.l.), Second Lien Facility
8.000%, Euribor + 8.000%, 05/24/24(C)	EUR	1,500	1,457
Diaverum, Term Loan, 1st Lien
0.000%, 07/04/24(G)		1,000	985
Domus VI
2.750%, 10/31/26		2,000	1,833
Elsan SAS , Facility B5, 1st Lien
5.431%, Euribor + 3.350%, 06/16/28(C)		3,000	3,012
Gesundheits GmbH Term Loan
5.691%, 07/30/26	EUR	2,000	1,840
Homevi Inc., Term Loan, 1st Lien
4.238%, 10/31/26		1,000	953
Indivior, Term Loan B, 1st Lien
8.803%, 06/26/26		780	764
Inovie Group, Term Loan, 1st Lien
5.193%, 03/03/28		3,000	2,970
5.093%, 03/03/28		1,000	1,031
Insulet Corporation, Term Loan B, 1st Lien
7.004%, 05/04/28		564	555
Mediq BV, Term Loan, 1st Lien
4.958%, 03/03/28		2,000	1,969
OneDigital Borrower LLC, 2021 Term Loan, 1st Lien
8.494%, CME Term SOFR + 4.250%, 11/16/27(C)		780	735
Onex TSG Intermediate Corp, Term Loan, 1st Lien
9.165%, 02/28/28(C)		582	517
PetIQ, Term Loan, 1st Lien
8.568%, 04/07/28		1,032	929
Sam Bidco, Term Loan, 1st Lien
0.000%, 12/13/27(G)		1,000	1,060
Sotera Health Holdings, LLC, Term Loan, 1st Lien
7.165%, 12/11/26(C)		565	520
Sunrise Bidco, Term Loan, 1st Lien
3.750%, 07/27/28		1,000	1,003
TakeCare Bidco SAS, Term Loan, 1st Lien
3.925%, 05/26/28		1,000	1,011
TTF/Soliant Health, Cov-Lite Term Loan, 1st Lien
8.125%, 03/31/28		733	722

Description	Face Amount (000)(1)	Value (000)
Vivalto Sante, Term Loan, 1st Lien
3.650%, 07/21/28	1,500	$1,513
Total Healthcare		41,531
Healthcare, Education and Childcare [1.1%]
AHP Health Partners, Inc., Initial Term Loan, 1st Lien
7.884%, LIBOR + 3.500%, 08/24/28(C)	1,932	1,895
Amneal Pharmaceuticals LLC, Initial Term Loan, 1st Lien
8.250%, LIBOR + 3.500%, 05/04/25(C)	400	357
ASP Dream Acquisition Co LLC, Initial Term Loan, 1st Lien
8.673%, CME Term SOFR + 4.250%, 12/15/28(C)	771	740
Avantor Funding, Inc., 2021 Incremental B-5 Dollar Term Loan, 1st Lien
6.634%, LIBOR + 2.250%, 11/08/27(C)	1,031	1,025
DaVita Inc., Tranche B-1 Term Loan, 1st Lien
6.134%, LIBOR + 1.750%, 08/12/26(C)	1,318	1,283
Envision Healthcare Corporation, Second Out Term Loan, 1st Lien
8.830%, CME Term SOFR + 4.250%, 03/31/27(C)	366	124
Envision Healthcare Corporation, Third Out Term Loan, 1st Lien
8.330%, CME Term SOFR + 3.750%, 03/31/27(C)	895	224
Gainwell Acquisition Corp., Term B Loan, 1st Lien
8.730%, LIBOR + 4.000%, 10/01/27(C)	1,646	1,541
Grifols Worldwide Operations Limited, Dollar Tranche B Term Loan, 1st Lien
6.384%, LIBOR + 2.000%, 11/15/27(C)	740	714
Icon Public Limited Company, Lux Term Loan, 1st Lien
7.000%, LIBOR + 2.250%, 07/03/28(C)	3,063	3,052
Icon Public Limited Company, U.S. Term Loan, 1st Lien
7.000%, LIBOR + 2.250%, 07/03/28(C)	763	760
ICU Medical, Inc., Tranche B Term Loan, 1st Lien
7.230%, CME Term SOFR + 2.500%, 01/08/29(C)	552	533

CITY NATIONAL ROCHDALE FUNDS | PAGE 29

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
LifePoint Health, Inc. (fka Regionalcare Hospital Partners Holdings, Inc.), Term B Loan, 1st Lien
8.165%, LIBOR + 3.750%, 11/16/25(C)	720	$677
Mamba Purchaser, Inc., Initial Term Loan, 1st Lien
7.889%, LIBOR + 3.500%, 10/16/28(C)	883	842
Medical Solutions Holdings, Inc., Initial Term Loan, 1st Lien
7.884%, LIBOR + 3.500%, 11/01/28(C)	1,391	1,301
MJH Healthcare Holdings, LLC, Initial Term B Loan, 1st Lien
7.923%, CME Term SOFR + 3.500%, 01/28/29(C)	1,090	1,045
National Mentor Holdings, Inc., Initial Term C Loan, 1st Lien
8.480%, LIBOR + 3.750%, 03/02/28(C)	13	9
National Mentor Holdings, Inc., Initial Term Loan, 1st Lien
8.140%, LIBOR + 3.750%, 03/02/28(C)	648	451
Option Care Health, Inc., 2021 Refinancing Term Loan, 1st Lien
7.134%, LIBOR + 2.750%, 10/27/28(C)	1,322	1,310
Organon & Co., Dollar Term Loan, 1st Lien
7.750%, LIBOR + 3.000%, 06/02/28(C)	1,808	1,788
Perrigo Company PLC, Initial Term B Loan, 1st Lien
6.923%, CME Term SOFR + 2.500%, 04/20/29(C)	587	583
Petco Health and Wellness Company, Inc., Initial Term Loan, 1st Lien
7.835%, CME Term SOFR + 3.250%, 03/03/28(C)	1,658	1,607
Phoenix Newco, Inc., Initial Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 11/15/28(C)	1,680	1,615
Surgery Center Holdings, Inc., 2021 New Term Loan, 1st Lien
8.050%, LIBOR + 3.750%, 08/31/26(C)	1,134	1,118
Team Health Holdings, Inc., Extended Term Loan, 1st Lien
9.573%, CME Term SOFR + 5.250%, 03/02/27(C)	1,972	1,474

Description		Face Amount (000)(1)	Value (000)
Team Health Holdings, Inc., Non-Extended Term Loan, 1st Lien
7.134%, LIBOR + 2.750%, 02/06/24(C)		558	$476
Weld North Education LLC, 2021 Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 12/21/27(C)		550	538
Total Healthcare, Education and Childcare			27,082
Home and Office Furnishings, Housewares and Durable Consumer Products [0.1%]
ACProducts Holdings, Inc., Initial Term Loan, 1st Lien
8.980%, LIBOR + 4.250%, 05/17/28(C)		1,354	1,008
Hunter Douglas Holding B.V., Tranche B-1 Term Loan, 1st Lien
7.859%, CME Term SOFR + 3.500%, 02/26/29(C)		933	817
Weber-Stephen Products LLC, Initial Term B Loan, 1st Lien
7.634%, LIBOR + 3.250%, 10/30/27(C)		889	747
Total Home and Office Furnishings, Housewares and Durable Consumer Products			2,572
Homebuilders/Materials/Construction [0.3%]
BME Group Holding BV, Term Loan, 1st Lien
3.738%, 10/30/26		1,500	1,479
Erpe Bidco Limited, Term Loan, 1st Lien
5.975%, 10/04/24		1,000	849
LSF10 XL Bidco S.C.A., Facility B4, 1st Lien
6.127%, Euribor + 3.925%, 04/12/28(C)		3,465	2,979
Tencate Grass, Term Loan, 1st Lien
6.802%, 10/21/28		1,000	966
Winterfell Financing S.a r.l., Facility B, 1st Lien
4.651%, 02/18/28	EUR	2,000	1,895
Total Homebuilders/Materials/Construction			8,168

CITY NATIONAL ROCHDALE FUNDS | PAGE 30

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Hotels, Leisure & Entertainment [0.2%]
Pax Midco Spain, S.L.U., Facility B, 1st Lien
4.750%, Euribor + 4.750%, 07/01/26(C)	EUR	1,000	$894
Piolin II S.a.r.l., Facility B, 1st Lien
3.984%, Euribor + 3.750%, 09/16/26(C)	EUR	1,000	999
PortAventra World, Term Loan, 1st Lien
5.479%, 06/13/24		1,000	1,057
Silk Bidco AS, Facility B, 1st Lien
4.908%, Euribor + 4.000%, 02/24/25(C)	EUR	1,500	1,251
Stage Entertainment B.V., Facility B2, 1st Lien
5.041%, Euribor + 3.250%, 06/02/26(C)		1,750	1,738
Total Hotels, Leisure & Entertainment			5,939
Hotels, Motels, Inns and Gaming [0.5%]
Aimbridge Acquisition Co., Inc., Initial Term Loan (2019), 1st Lien
8.134%, LIBOR + 3.750%, 02/02/26(C)		703	635
Caesars Resort Collection, LLC, Term B Loan, 1st Lien
7.134%, LIBOR + 2.750%, 12/23/24(C)		2,841	2,832
Caesars Resort Collection, LLC, Term B-1 Loan, 1st Lien
7.884%, LIBOR + 3.500%, 07/21/25(C)		233	232
Entain plc, Facility B2 (USD), 1st Lien
8.180%, CME Term SOFR + 3.500%, 10/31/29(C)		750	746
Four Seasons Holdings Inc., 2022 Refinancing Term Loan, 1st Lien
7.673%, CME Term SOFR + 3.250%, 11/30/29(C)		620	620
Penn National Gaming, Inc., Term B Facility Loan, 1st Lien
7.173%, CME Term SOFR + 2.750%, 05/03/29(C)		1,905	1,883
Pilot Travel Centers LLC, Initial Tranche B Term Loan , 1st Lien
6.423%, CME Term SOFR + 2.000%, 08/04/28(C)		2,301	2,272
Playa Resorts Holding B.V., 2022 Term Loan, 1st Lien
8.576%, CME Term SOFR + 4.250%, 01/05/29(C)		1,025	997

Description	Face Amount (000)(1)	Value (000)
Scientific Games International, Inc., Initial Term B Loan, 1st Lien
7.417%, CME Term SOFR + 3.000%, 04/14/29(C)	1,302	$1,281
Travel + Leisure Co., 2022 Incremental Term Loan, 1st Lien
8.608%, CME Term SOFR + 4.000%, 12/14/29(C)	560	550
Total Hotels, Motels, Inns and Gaming		12,048
Housing [0.3%]
84 Lumber, Term Loan B, 1st Lien
7.071%, 11/13/26	983	965
DTZ Cushman & Wakefield
6.821%, 08/21/25	1,237	1,207
Empire Today, Term Loan, 1st Lien
9.292%, 04/03/28(C)	602	447
GGP (Brookfield Residential Property) Term Loan B
6.687%, LIBOR + 2.500%, 08/27/25(C)	2,554	2,511
HD Supply Waterworks, Term Loan B, 1st Lien
6.544%, 07/27/28	1,358	1,338
Total Housing		6,468
Industrial Services [0.0%]
Brightview Landscapes, LLC, Initian Term Loan
7.573%, 04/20/29(E)	392	377
Industrials [0.1%]
American Gaming, Term Loan, 1st Lien
8.062%, 02/09/29	498	470
Chart Industries, Term Loan B, 1st Lien
0.000%, 12/07/29(G)	560	553
Vaco Holdings, LLC, Term Loan, 1st Lien
9.730%, 01/21/29	556	534
Total Industrials		1,557
Information Technology [0.3%]
Aspect Software, Term Loan, 1st Lien
8.676%, 05/03/28	895	625
Aspect Software, Term Loan, 2nd Lien
14.202%, 05/03/29	175	116
E2open, Term Loan B, 1st Lien
7.685%, 02/04/28	1,188	1,165
Magenta Buyer, Term Loan, 1st Lien
12.670%, 07/27/29	110	86

CITY NATIONAL ROCHDALE FUNDS | PAGE 31

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Sitel Worldwide, Cov-Lite Term Loan, 1st Lien
7.830%, 07/28/28	1,322	$1,303
Ultra Clean Holdings, Term Loan, 1st Lien
8.134%, 08/27/25	1,986	1,974
Zacapa S.a r.l., Initial Term Loan (2022), 1st Lien
8.830%, CME Term SOFR + 4.250%, 03/22/29(C)	2,236	2,144
Total Information Technology		7,413
Insurance [0.1%]
Asurion, LLC, New B-4 Term Loan, 2nd Lien
9.634%, LIBOR + 5.250%, 01/20/29(C)	3,205	2,477
Asurion, LLC, New B-7 Term Loan, 1st Lien
7.384%, LIBOR + 3.000%, 11/03/24(C)	1,000	969
Total Insurance		3,446
Leisure, Amusement, Motion Pictures, Entertainment [0.2%]
Formula One Management Limited, Facility B Loan, 1st Lien
7.573%, CME Term SOFR + 3.250%, 01/15/30(C)	725	724
Herschend Entertainment Company, LLC, Initial Term Loan (2021), 1st Lien
8.190%, LIBOR + 3.750%, 08/27/28(C)	731	722
Lakeshore Learning Materials, LLC, Initial Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 09/29/28(C)	675	658
Scientific Games Holdings LP , Initial Dollar Term Loan, 1st Lien
7.097%, CME Term SOFR + 3.500%, 04/04/29(C)	1,635	1,557
Total Leisure, Amusement, Motion Pictures, Entertainment		3,661
Machinery (Non-Agriculture, Non-Construction and Non-Electronic) [0.4%]
Ali Group North America Corporation, Initial Tranche B Term Loan , 1st Lien
6.438%, CME Term SOFR + 2.000%, 07/30/29(C)	1,154	1,143

Description	Face Amount (000)(1)	Value (000)
ChampionX Corporation, Term B-1 Loan, 1st Lien
7.567%, CME Term SOFR + 3.250%, 06/07/29(C)	930	$924
Clark Equipment Company, Tranche B Term Loan, 1st Lien
7.180%, CME Term SOFR + 2.500%, 04/20/29(C)	486	479
Coherent Corp., Initial Term B Loan, 1st Lien
7.134%, LIBOR + 2.750%, 07/02/29(C)	840	829
Gates Global LLC, Initial B-3 Dollar Term Loan, 1st Lien
6.884%, LIBOR + 2.500%, 03/31/27(C)	669	654
Grinding Media Inc. (Molycop Ltd.), Initial Term Loan, 1st Lien
7.702%, LIBOR + 4.000%, 10/12/28(C)	738	683
MHI Holdings, LLC, Initial Term Loan, 1st Lien
9.384%, LIBOR + 5.000%, 09/21/26(C)	1,837	1,816
MKS Instruments, Inc., Initial Dollar Term B Loan, 1st Lien
7.171%, CME Term SOFR + 2.750%, 08/17/29(C)	1,560	1,539
Spin Holdco Inc., Initial Term Loan, 1st Lien
8.765%, LIBOR + 4.000%, 03/04/28(C)	840	705
Total Machinery (Non-Agriculture, Non-Construction and Non-Electronic)		8,772
Manufacturing [0.0%]
Safic-Alcan, Term Loan, 1st Lien
0.000%, 06/22/29(G)	1,000	1,006
Manufacturing/Machinery/Industrial [0.5%]
Aggreko, Term loan, 1st Lien
5.375%, 07/31/26	1,500	1,564
Alpha Bidco, Term Loan, 1st Lien
3.500%, 07/30/25	1,500	1,497
BCP V Modular Services, Term Loan, 1st Lien
5.693%, 10/07/28	3,000	2,980
Delachaux, Term Loan, 1st Lien
3.988%, 04/16/26	1,000	1,000
DexKo Global Inc., Delayed Draw Euro Term Loan, 1st Lien
6.202%, Euribor + 4.000%, 10/04/28(C)	96	86

CITY NATIONAL ROCHDALE FUNDS | PAGE 32

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
DexKo Global Inc., German Borrower Closing Date Euro Term Loan, 1st Lien
6.202%, Euribor + 4.000%, 10/04/28(C)		309	$278
DexKo Global Inc., Lead Borrower Closing Date Euro Term Loan, 1st Lien
6.202%, Euribor + 4.000%, 10/04/28(C)		595	534
Dexko Global Inc., Term Loan, 1st Lien
10.587%, 10/04/28		405	377
Distributed Power Term Loan B
3.250%, Euribor + 3.500%, 10/03/25(C)	EUR	1,000	989
Flender, Term Loan, 1st Lien
4.216%, 01/21/28		1,000	985
Vertical Midco, Term Loan, 1st Lien
4.256%, 07/30/27		1,000	1,006
Total Manufacturing/Machinery/Industrial			11,296
Materials [0.0%]
Caldic, Term Loan, 1st Lien
7.844%, 02/26/29		562	545
New Arclin/ARC Falcon, Cov-Lite Delayed Term Loan, 1st Lien
0.000%, 09/30/28(G)		255	223
Total Materials			768
Media [0.1%]
Allen Media, LLC, Initial Term Loan, 1st Lien
10.230%, 02/10/27		1,150	937
Houghton Mifflin, Term Loan, 1st Lien
9.437%, 04/04/29		715	678
Hubbard Radio, LLC, Term Loan, 1st Lien
8.330%, 03/28/25		3	—
WideOpenWest Finance, LLC, Term B Loan, 1st Lien
7.580%, CME Term SOFR + 3.000%, 12/20/28(C)		541	522
Total Media			2,137
Metals/Minerals [0.1%]
AMG Advanced Metallurgical Group Term Loan B
7.571%, LIBOR + 3.000%, 01/30/25(C)		491	473

Description		Face Amount (000)(1)	Value (000)
Atkore International, Inc., Term Loan B, 1st Lien
6.250%, 05/18/28		665	$661
Consol Energy Inc. Term Loan B
8.687%, 09/27/24(C)		612	604
Oxbow Carbon LLC, Tranche B Term Loan, 1st Lien
7.924%, LIBOR + 4.250%, 10/13/25(C)		952	945
Total Metals/Minerals			2,683
Mining, Steel, Iron and Nonprecious Metals [0.0%]
NWR Holdings B.V., Super Senior Term Facility, 1st Lien
14.500%, 12/31/49	EUR	1,011	—
Oil and Gas [0.2%]
BlackBrush Oil & Gas, L.P., Closing Date Commitment (Term Loan), 1st Lien
10.176%, LIBOR + 5.000%, 09/03/25(C)		442	420
Keane Group Holdings, LLC, Initial Term Loan, 1st Lien
7.938%, LIBOR + 3.500%, 05/25/25(C)		1,624	1,583
M6 ETX Holdings II Midco LLC, Initial Term Loan, 1st Lien
9.158%, CME Term SOFR + 4.500%, 09/19/29(C)		1,347	1,345
Medallion Midland Acquisition, LLC, Initial Term Loan, 1st Lien
8.592%, CME Term SOFR + 3.750%, 10/18/28(C)		641	634
Oryx Midstream Services Permian Basin LLC, Initial Term Loan, 1st Lien
7.924%, LIBOR + 3.250%, 10/05/28(C)		1,414	1,395
Total Oil and Gas			5,377
Packaging / Paper / Forest Products [0.2%]
Ahlstrom-Munksjo Holding 3 Oy, Facility B (EUR), 1st Lien
5.452%, Euribor + 3.250%, 02/04/28(C)		1,500	1,511
Kleopatra Finco S.a r.l., Facility B (EUR), 1st Lien
5.827%, Euribor + 4.750%, 02/12/26(C)		1,000	938

CITY NATIONAL ROCHDALE FUNDS | PAGE 33

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Multi-Color Coporation, Term Loan, 1st Lien
6.492%, 10/20/28		1,987	$2,013
Weener Plastics Group Term Loan B
4.878%, Euribor + 3.750%, 06/20/25(C)	EUR	1,500	1,516
Total Packaging / Paper / Forest Products			5,978
Personal and Non-Durable Consumer Products (Manufacturing Only) [0.2%]
ABG Intermediate Holdings 2 LLC, 2021 Refinancing Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 09/27/24(C)		961	954
ABG Intermediate Holdings 2 LLC, Initial Term Loan, 2nd Lien
10.423%, CME Term SOFR + 6.000%, 12/20/29(C)		310	282
BK LC Lux SPV S.a r.l., Facility B (USD), 1st Lien
7.690%, LIBOR + 3.250%, 04/28/28(C)		518	503
Canada Goose Inc., 2021 Refinancing Term Loan, 1st Lien
8.230%, LIBOR + 3.500%, 10/07/27(C)		919	891
Coty Inc., Term B USD Loan, 1st Lien
6.471%, LIBOR + 2.250%, 04/07/25(C)		795	780
Tory Burch LLC, Initial Term B Loan, 1st Lien
7.884%, LIBOR + 3.500%, 04/16/28(C)		573	527
Total Personal and Non-Durable Consumer Products (Manufacturing Only)			3,937
Personal Transportation [0.4%]
AAdvantage Loyality IP Ltd. (American Airlines, Inc.), Initial Term Loan, 1st Lien
8.993%, LIBOR + 4.750%, 04/20/28(C)		3,295	3,277
Mileage Plus Holdings LLC (Mileage Plus Intellectual Property Assets, Ltd.), Initial Term Loan, 1st Lien
9.996%, LIBOR + 5.250%, 06/21/27(C)		2,675	2,749
SkyMiles IP Ltd. (Delta Air Lines, Inc.), Initial Term Loan, 1st Lien
7.993%, LIBOR + 3.750%, 10/20/27(C)		2,560	2,606

Description		Face Amount (000)(1)	Value (000)
United AirLines, Inc., Class B Term Loan, 1st Lien
8.108%, LIBOR + 3.750%, 04/21/28(C)		882	$869
Total Personal Transportation			9,501
Personal, Food and Miscellaneous Services [0.0%]
Flynn Restaurant Group LP, Series 2021 Term Loan, 1st Lien
8.634%, LIBOR + 4.250%, 12/01/28(C)		764	714
Pharmaceuticals [1.0%]
Aenova, Term Loan
5.034%, 03/06/26		3,500	3,291
AI Sirona (Luxembourg) Acquisition S.a r.l., Additional Facility B1 (EUR), 1st Lien
5.148%, Euribor + 3.250%, 09/29/25(C)	EUR	2,000	2,050
Cheplapharm, Term Loan, 1st Lien
5.340%, 02/09/29		3,000	3,082
Cidron Aida Finco Sarl, Term Loan
6.242%, 05/29/28		1,000	1,013
Financiere Mendel, Facility B, 1st Lien
5.443%, 03/27/26	EUR	2,000	2,091
Financiere Verdi I SAS, 1st Lien
7.447%, 03/31/28		2,000	1,955
Nextpharma Holdings Ltd, Term Loan, 1st Lien
3.500%, 03/31/28		1,000	956
Nidda Healthcare Holding GmbH, Facility F (EUR), 1st Lien
4.948%, Euribor + 3.500%, 08/21/26(C)		3,500	3,419
Nidda Healthcare Holding GmbH, Facility F (GBP), 1st Lien
7.470%, LIBOR + 4.500%, 08/21/26(C)		1,000	1,053
Organon & Co, Term Loan, 1st Lien
3.000%, 06/02/28		995	1,040
Stamina BidCo B.V., Facility B, 1st Lien
5.403%, Euribor + 4.000%, 11/16/28(C)		1,000	1,006
Theramex, Cov-Lite Term Loan, 1st Lien
5.749%, 08/09/29		1,000	1,037
Unifin/Facility B, Term Loan, 1st Lien
3.250%, 10/24/25		1,000	1,038
Total Pharmaceuticals			23,031

CITY NATIONAL ROCHDALE FUNDS | PAGE 34

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Printing, Publishing and Broadcasting [0.3%]
AppLovin Corporation, Amendment No. 6 New Term Loan, 1st Lien
9.500%, Prime Rate + 2.000%, 10/25/28(C)		478	$453
AppLovin Corporation, Initial Term Loan, 1st Lien
9.750%, Prime Rate + 2.250%, 08/15/25(C)		1,591	1,528
Constant Contact, Inc., Initial Term Loan, 1st Lien
7.909%, LIBOR + 4.000%, 02/10/28(C)		515	451
Digital Media Solutions, LLC, Initial Term Loan, 1st Lien
9.730%, LIBOR + 5.000%, 05/25/26(C)		682	573
Dun & Bradstreet Corporation, The, 2022 Incremental Term B-2 Loan, 1st Lien
7.573%, CME Term SOFR + 3.250%, 01/18/29(C)		1,500	1,473
Magnite, Inc., Initial Term Loan, 1st Lien
8.570%, LIBOR + 5.000%, 04/28/28(C)		945	881
McGraw-Hill Education, Inc., Initial Term Loan, 1st Lien
8.316%, LIBOR + 4.750%, 07/28/28(C)		880	826
Total Printing, Publishing and Broadcasting			6,185
Publishing and Media-other [0.2%]
Dlg Acquisitions Limited
5.791%, 05/15/26	EUR	1,000	1,028
Infinitas Learn Cov-Lite Lien1
4.500%, 07/21/28		1,000	984
S4 Capital Lux, Term Loan, 1st Lien
5.547%, 07/31/28		1,000	1,033
Springer Nature Deutschland, Term Loan, 1st Lien
3.250%, 08/14/26		1,189	1,210
Total Publishing and Media-other			4,255
Retail [0.1%]
Academy, LTD., Initial Term Loan (2021), 1st Lien
7.870%, LIBOR + 3.750%, 11/05/27(C)		547	543
Ascena Retail Group, Inc. (Anntaylor Retail, Inc.), Tranche B Term Loan, 1st Lien
5.250%, LIBOR + 4.500%, 08/28/23(C)		248	—

Description		Face Amount (000)(1)	Value (000)
Belk,Inc., First-Out Loan, 1st Lien
12.199%, LIBOR + 7.500%, 07/31/25(C)		1,635	$1,430
Belk,Inc., Second-Out Loan, 1st Lien
5.000%, FIXED + 0.000%, 07/31/25(C)		652	70
J.C. Penney Corporation, Inc. , Loan (2016), 1st Lien
5.250%, LIBOR + 4.250%, 06/23/23(B) (C) (E)		794	1
Total Retail			2,044
Retail (non-food/drug) [0.5%]
AL AS Adventure, Term Loan, 1st Lien
7.132%, 04/24/26		2,228	2,182
CD&R Firefly Bidco Limited, Facility B1, 1st Lien
6.542%, SONIA + 4.250%, 06/23/25(C)	GBP	2,500	2,757
Euro Garage Limited (EG Group) (GBP) Term Loan B
7.073%, LIBOR + 4.750%, 02/07/25(C)	GBP	1,915	2,073
Peer Holding Iii B.V
4.443%, 11/27/26	EUR	3,000	3,131
Peer Holding III B.V., Facility B, 1st Lien
5.202%, Euribor + 3.000%, 03/07/25(C)	EUR	1,000	1,045
THG Operations Holdings Limited, Facility B, 1st Lien
4.000%, 12/10/26	EUR	1,000	829
Total Retail (non-food/drug)			12,017
Retail Stores [0.3%]
Belfor Holdings Inc., Initial Term Loan, 1st Lien
8.384%, LIBOR + 4.000%, 04/06/26(C)		1,250	1,237
Evergreen Acqco 1 LP, Initial Term Loan, 1st Lien
10.342%, CME Term SOFR + 5.500%, 04/26/28(C)		822	792
Great Outdoors Group, LLC, Term B-2 Loan, 1st Lien
8.134%, LIBOR + 3.750%, 03/06/28(C)		905	867
Jo-Ann Stores, LLC, Term B-1 Loan, 1st Lien
9.077%, LIBOR + 4.750%, 07/07/28(C)		795	534

CITY NATIONAL ROCHDALE FUNDS | PAGE 35

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
LBM Acquisition, LLC, Initial Term Loan, 1st Lien
7.121%, LIBOR + 3.750%, 12/17/27(C)	1,187	$1,027
Prime Security Services Borrower, LLC, 2021 Refinancing Term B-1 Loan, 1st Lien
6.505%, LIBOR + 2.750%, 09/23/26(C)	1,843	1,825
Rent-A-Center, Inc., Initial Term Loan (2021), 1st Lien
7.688%, LIBOR + 3.250%, 02/17/28(C)	1,020	980
Rising Tide Holdings, Inc., Initial Term Loan, 1st Lien
9.485%, LIBOR + 4.750%, 06/01/28(C)	141	64
Rising Tide Holdings, Inc., Initial Term Loan, 2nd Lien
12.985%, LIBOR + 8.250%, 06/01/29(C)	455	159
Toys 'R' Us Property Company I, LLC, Term Loan
0.000%, 03/20/22(G)	9	43
WH Borrower, LLC, Initial Term Loan, 1st Lien
9.364%, CME Term SOFR + 5.500%, 02/15/27(C)	614	583
Total Retail Stores		8,111
Services [1.7%]
Adtalem Global, Term Loan B, 1st Lien
8.389%, 08/12/28	744	737
American Public Education, Term Loan B, 1st Lien
9.571%, 03/29/27	886	862
Apex Group, Term Loan, 1st Lien
5.726%, 07/23/28	1,500	1,518
Assystem Technologies, Term Loan, 1st Lien
4.250%, 09/27/24	1,000	808
AVS Holding, Term Loan, 1st Lien
5.372%, 09/10/26	1,000	994
Camelot U.S. Acquisition 1 Co., Amendment No. 2 Incremental Term Loan, 1st Lien
7.071%, LIBOR + 3.000%, 10/30/26(C)	1,065	1,048
Consilio, Term Loan B, 1st Lien
8.071%, 04/30/28	844	797
Eagle Bidco Limited, Term Loan B, 1st Lien
3.500%, 03/20/28	1,000	994

Description		Face Amount (000)(1)	Value (000)
Eagle Bidco Limited, Term Loan, 1st Lien
6.719%, 03/10/28		1,182	$1,284
Foncia, Term Loan, 1st Lien
4.620%, 03/17/28		2,000	1,947
Franklin UK Midco Limited, New Facility B1, 1st Lien
6.712%, Euribor + 5.250%, 12/18/26(C)		598	605
Franklin UK Midco Limited, New Facility B2, 1st Lien
6.712%, Euribor + 5.250%, 12/18/26(C)		20	20
Franklin UK Midco Limited, New Facility B3, 1st Lien
6.712%, Euribor + 5.250%, 12/18/26(C)		231	234
Franklin UK Midco Limited, New Facility B4, 1st Lien
6.712%, Euribor + 5.250%, 12/18/26(C)		151	152
Freshworld Holding III, Term Loan, 1st Lien
5.686%, 10/02/26		1,000	998
Galileo Global Education, Term Loan, 1st Lien
5.291%, 07/09/28		1,000	1,020
Gfk SE, Term Loan B-1, 1st Lien
3.500%, 04/21/28		1,500	1,571
Gopher Resource, Term Loan B, 1st Lien
7.634%, 03/06/25		1	—
Grandir, Term Loan, 1st Lien
4.000%, 09/30/28		857	872
5.954%, 09/30/28		143	145
Harsco, Term Loan, 1st Lien
6.375%, 03/05/28		662	616
Invent Farma, Term Loan, 1st Lien
3.438%, 02/12/28		1,000	1,018
Kronosnet, Term Loan, 1st Lien
7.252%, 07/28/29		1,500	1,472
MGroup Term Loan B
5.692%, 07/25/25	GBP	2,700	2,984
Obol France 3 SAS, Facility B2, 1st Lien
6.355%, Euribor + 4.750%, 12/31/25(C)		1,273	1,190
Oravel Stays, Term Loan B, 1st Lien
11.860%, 06/05/26		529	457
Proxiserve (aka Persea) Term Loan
5.857%, 02/27/26	EUR	1,000	1,006
QA Term Loan
7.812%, LIBOR + 4.750%, 07/26/24(C)	GBP	1,500	1,690
Sapphire Bidco B.V., Facility B, 1st Lien
4.185%, 05/05/25	EUR	2,500	2,538

CITY NATIONAL ROCHDALE FUNDS | PAGE 36

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Siaci Saint Honore, Term Loan, 1st Lien
4.225%, 07/21/28		1,500	$1,528
Signal Parent, Inc., Initial Term Loan, 1st Lien
7.571%, LIBOR + 3.500%, 03/25/28(C)		946	563
Sitel Group, Term Loan, 1st Lien
5.250%, 07/28/28		2,500	2,587
St. George's University Scholastic Services LLC, Term Loan B, 1st Lien
7.634%, 02/10/29		775	753
Unique BidCo AB, Facility B Loan, 1st Lien
7.302%, Euribor + 5.250%, 12/14/29(C)		1,000	1,004
Verisure Holding AB (publ), Facility B (EUR), 1st Lien
5.378%, Euribor + 3.250%, 03/27/28(C)		3,000	2,973
Vistra, Term Loan
5.252%, 10/27/25		953	990
WSH Term Loan
7.959%, 02/27/26	GBP	1,000	1,068
Total Services			41,043
Shipping [0.0%]
Worldwide Express/GlobalTranz, Term Loan, 2nd Lien
10.674%, 07/26/29		350	290
Technology [0.2%]
Lumileds, Exit Takeback Term Loan, 1st Lien
0.000%, 10/31/27(G)		139	121
Open Text, Term Loan, 1st Lien
0.000%, 11/16/29(G)		1,610	1,571
Trace3, Term Loan, 1st Lien
7.127%, 10/06/28		478	446
UST Holdings Ltd, Term Loan, 1st Lien
8.137%, 11/20/28		768	748
Virtusa, Term Loan, 1st Lien
8.134%, 02/11/28		1,180	1,136
Total Technology			4,022
Technology, Electronics, Software & IT [0.8%]
Civica, Term Loan, 1st Lien
5.979%, 10/10/24(C)	GBP	1,000	1,046

Description		Face Amount (000)(1)	Value (000)
Colour Bidco (NGA UK) Term Loan B
7.430%, LIBOR + 5.250%, 11/22/24(C)	GBP	1,584	$1,752
Concorde Lux, Term Loan, 1st Lien
4.000%, 03/01/28		995	992
Dedalus, Term Loan, 1st Lien
5.782%, 05/04/27		1,000	964
Greeneden U.S. Holdings I, LLC, Initial Euro Term Loan (2020), 1st Lien
4.250%, Euribor + 4.250%, 10/08/27(C)		983	1,010
ION Trading Finance Limited, Initial Euro Term Loan (2021), 1st Lien
6.452%, Euribor + 4.250%, 04/01/28(C)		3,950	3,959
MA Financeco., LLC, Euro Tranche B-1 Term Loan, 1st Lien
6.366%, Euribor + 4.500%, 05/29/25(C)	EUR	774	820
MA Financeco., LLC, Euro Tranche B-2 Term Loan, 1st Lien
5.462%, Euribor + 4.000%, 02/26/27(C)	EUR	2,000	2,116
Oberthur Technologies SA, Term Loan, 1st Lien
5.443%, 01/09/26		2,500	2,570
Paysafe Holdings, Term Loan, 1st Lien
4.492%, 06/09/28		975	953
Polaris Newco LLC, Term Loan, 1st Lien
5.193%, 06/02/28		1,980	1,967
Technicolor Creative, Term Loan, 1st Lien
7.000%, 09/07/26		400	241
Total Technology, Electronics, Software & IT			18,390
Telecommunications [1.1%]
Altice France S.A. (Ypso France SAS), EUR TLB-11 Term Loan, 1st Lien
4.605%, Euribor + 3.000%, 07/31/25(C)	EUR	1,000	1,014
AP Core Holdings II, LLC, Term B-1 Loan, 1st Lien
9.884%, LIBOR + 5.500%, 09/01/27(C)		1,000	902
AP Core Holdings II, LLC, Term B-2 Loan, 1st Lien
9.884%, LIBOR + 5.500%, 09/01/27(C)		500	449

CITY NATIONAL ROCHDALE FUNDS | PAGE 37

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Circet Europe, Senior Facility B, 1st Lien
5.452%, Euribor + 3.250%, 10/13/28(C)		2,500	$2,546
Cobham Ultra SeniorCo S.a r.l., Facility B (USD), 1st Lien
7.063%, LIBOR + 3.750%, 08/06/29(C)		785	761
Connect Finco Sarl, Amendment No. 1 Refinancing Term Loan, 1st Lien
7.890%, LIBOR + 3.500%, 12/11/26(C)		2,018	1,992
Consolidated Communications, Inc., Term B-1 Loan, 1st Lien
7.875%, LIBOR + 3.500%, 10/02/27(C)		730	643
Coral-US Co-Borrower LLC, Term B-5 Loan, 1st Lien
6.568%, LIBOR + 2.250%, 01/31/28(C)		1,385	1,338
Creation Technologies Inc., Initial Term Loan, 1st Lien
9.248%, LIBOR + 5.500%, 10/05/28(C)		766	609
Eircom Finco S.a r.l., Facility B (2019), 1st Lien
2.750%, 05/15/26	EUR	1,500	1,544
Intelsat Jackson Holdings S.A., Term B Loan, 1st Lien
7.445%, CME Term SOFR + 4.250%, 02/01/29(C)		1,274	1,228
Iridium Satellite LLC, Term B-2 Loan, 1st Lien
6.923%, CME Term SOFR + 2.500%, 11/04/26(C)		446	441
Lorca Holdco Limited, Facility B, 1st Lien
6.819%, Euribor + 4.250%, 09/17/27(C)		3,500	3,607
Radiate Holdco, LLC, Amendment No. 6 Term Loan, 1st Lien
7.634%, LIBOR + 3.250%, 09/25/26(C)		1,801	1,457
UPC Broadband Holding B.V., Facility AY, 1st Lien
3.363%, Euribor + 3.000%, 01/31/29(C)		1,000	1,023
Virgin Media Ireland Limited, Facility B1, 1st Lien
3.863%, Euribor + 3.500%, 07/15/29(C)		2,500	2,537
Voyage Digital (NZ) Limited, Initial U.S. Term Loan, 1st Lien
8.784%, CME Term SOFR + 4.500%, 05/11/29(C)		638	627

Description	Face Amount (000)(1)	Value (000)
WP/AP Telecom Holdings IV B.V., Facility B Loan, 1st Lien
6.202%, Euribor + 4.000%, 03/30/29(C)	3,000	$3,073
Total Telecommunications		25,791
Transportation, Airlines & Distribution [0.0%]
Financiere Storage, Term Loan, 1st Lien
8.250%, 09/25/26	1,000	985
Utilities [0.3%]
Eastern Power, LLC (Eastern Covert Midco, LLC), Term Loan, 1st Lien
8.480%, LIBOR + 3.750%, 10/02/25(C)	987	874
Generation Bridge, LLC, Term B Loan, 1st Lien
9.730%, LIBOR + 5.000%, 12/01/28(C)	540	534
Generation Bridge, LLC, Term C Loan, 1st Lien
9.730%, LIBOR + 5.000%, 12/01/28(C)	11	11
Granite Generation LLC, Term Loan, 1st Lien
8.134%, LIBOR + 3.750%, 11/09/26(C)	1,069	1,037
Invenergy Thermal Operating I LLC, Term Loan, 1st Lien
8.188%, CME Term SOFR + 3.750%, 08/28/25(C)	639	630
Longview Power LLC, Term Loan
11.500%, 04/14/25	216	211
TerraForm, Green Cov-Lite Term Loan B, 1st Lien
6.403%, 05/21/29	883	875
Traverse Midstream Partners LLC, Advance, 1st Lien
8.950%, CME Term SOFR + 4.250%, 09/27/24(C)	825	823
WaterBridge Midstream Operating LLC, Initial Term Loan, 1st Lien
9.127%, LIBOR + 5.750%, 06/22/26(C)	1,736	1,665
Total Utilities		6,660
Total Loan Participations
(Cost $602,804)		555,647

CITY NATIONAL ROCHDALE FUNDS | PAGE 38

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Mortgage-Backed Securities [14.0%]
522 Funding CLO, Ser 2021-7A, Cl E
10.545%, ICE LIBOR USD 3 Month + 6.220%, 04/23/34(A) (C)		1,700	$1,422
Adagio IX EUR CLO DAC, Ser 2021-X, Cl E
8.066%, Euribor 3 Month + 6.020%, 09/15/34(C)	EUR	1,000	854
Anchorage Capital Europe CLO DAC, Ser 2021-4X, Cl E
7.253%, Euribor 3 Month + 5.710%, 04/25/34(C)	EUR	1,000	833
Arbour CLO III DAC, Ser 2021-3X, Cl ERR
7.268%, Euribor 3 Month + 5.890%, 07/15/34(C)	EUR	1,250	1,052
Arbour CLO VII DAC, Ser 2020-7X, Cl E
8.446%, Euribor 3 Month + 6.400%, 03/15/33(C)	EUR	3,500	2,948
Ares European CLO VIII DAC, Ser 2019-8X, Cl ER
7.698%, Euribor 3 Month + 6.320%, 04/17/32(C)	EUR	1,500	1,299
Ares European CLO XIII BV, Ser 2020-13X, Cl E
7.806%, Euribor 3 Month + 6.350%, 07/20/32(C)	EUR	5,650	4,963
Armada Euro CLO I DAC, Ser 2021-1X, Cl ER
7.592%, Euribor 3 Month + 6.090%, 10/24/33(C)	EUR	850	715
Armada Euro CLO II DAC, Ser 2018-2X, Cl F
8.248%, Euribor 3 Month + 6.450%, 11/15/31(C)	EUR	1,000	750
Armada Euro CLO V DAC, Ser 2021-5X, Cl D
4.708%, Euribor 3 Month + 3.130%, 07/28/34(C)	EUR	900	811
Aurium CLO II DAC, Ser 2021-2X, Cl ERR
8.161%, Euribor 3 Month + 6.080%, 06/22/34(C)	EUR	2,155	1,769
Aurium CLO VII DAC, Ser 2021-7X, Cl E
7.658%, Euribor 3 Month + 5.860%, 05/15/34(C)	EUR	2,125	1,845
BABSN CLO, Ser 2018-IA, Cl ER
9.743%, ICE LIBOR USD 3 Month + 5.500%, 01/20/31(A) (C)		2,000	1,406

Description		Face Amount (000)(1)	Value (000)
Bain Capital Euro CLO DAC, Ser 2018-1X, Cl E
6.426%, Euribor 3 Month + 4.970%, 04/20/32(C)	EUR	1,690	$1,350
Barings CLO 2019-III, Ser 2021-3A, Cl ER
10.943%, ICE LIBOR USD 3 Month + 6.700%, 04/20/31(A) (C)		1,500	1,331
Barings Euro CLO 2015-1 DAC, Ser 2022-1X, Cl ERR
8.403%, Euribor 3 Month + 6.860%, 07/25/35(C)	EUR	1,220	1,023
Barings Euro CLO BV, Ser 2018-1X, Cl E
5.498%, Euribor 3 Month + 4.120%, 04/15/31(C)	EUR	4,275	3,533
Barings Euro CLO BV, Ser 2018-2X, Cl E
6.428%, Euribor 3 Month + 5.050%, 10/15/31(C)	EUR	3,000	2,414
Barings Euro CLO BV, Ser 2018-3X, Cl E
7.367%, Euribor 3 Month + 5.790%, 07/27/31(C)	EUR	2,900	2,386
Barings Euro CLO DAC, Ser 2020-2X, Cl E
8.002%, Euribor 3 Month + 6.500%, 07/24/32(C)	EUR	2,475	2,123
Battalion CLO 18, Ser 2021-18A, Cl ER
10.789%, ICE LIBOR USD 3 Month + 6.710%, 10/15/36(A) (C)		2,000	1,596
Battalion CLO X, Ser 2021-10A, Cl DR2
10.935%, ICE LIBOR USD 3 Month + 6.610%, 01/25/35(A) (C)		2,750	2,151
Battalion Clo XIV, Ser 2021-14A, Cl DR
7.683%, ICE LIBOR USD 3 Month + 3.440%, 01/20/35(A) (C)		2,000	1,736
Battalion Clo XIV, Ser 2021-14A, Cl ER
11.103%, ICE LIBOR USD 3 Month + 6.860%, 01/20/35(A) (C)		3,500	2,871
Birch Grove CLO 2, Ser 2021-2A, Cl E
11.177%, ICE LIBOR USD 3 Month + 6.950%, 10/19/34(A) (C)		3,875	3,237

CITY NATIONAL ROCHDALE FUNDS | PAGE 39

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Birch Grove CLO 3, Ser 2021-3A, Cl E
11.207%, ICE LIBOR USD 3 Month + 6.980%, 01/19/35(A) (C)		4,000	$3,338
Black Diamond CLO, Ser 2021-1A, Cl D
11.805%, ICE LIBOR USD 3 Month + 7.480%, 11/22/34(A) (C)		1,000	850
Blackrock European CLO DAC, Ser 2018-1X, Cl FR
8.646%, Euribor 3 Month + 6.600%, 03/15/31(C)	EUR	1,750	1,343
Blackrock European Clo III Designated Activity, Ser 2021-3X, Cl ER
7.588%, Euribor 3 Month + 6.130%, 07/19/35(C)	EUR	3,000	2,470
Blackrock European CLO IX DAC, Ser 2019-9X, Cl F
10.966%, Euribor 3 Month + 8.920%, 12/15/32(C)	EUR	1,250	1,010
Bluemountain Euro 2021-2 CLO DAC, Ser 2021-2X, Cl E
7.588%, Euribor 3 Month + 6.210%, 10/15/35(C)	EUR	1,500	1,288
Bluemountain Euro CLO DAC, Ser 2021-2X, Cl D
4.478%, Euribor 3 Month + 3.100%, 10/15/35(C)	EUR	1,150	1,046
Bosphorus CLO IV DAC, Ser 2018-4X, Cl E
6.676%, Euribor 3 Month + 4.630%, 12/15/30(C)	EUR	2,000	1,695
Bosphorus CLO VI DAC, Ser 2021-6X, Cl E
7.698%, Euribor 3 Month + 5.800%, 05/25/34(C)	EUR	2,500	2,110
Cairn CLO XI DAC, Ser 2019-11X, Cl E
8.148%, Euribor 3 Month + 6.770%, 07/15/32(C)	EUR	5,850	5,121
Cairn CLO XIII DAC, Ser 2021-13X, Cl E
7.576%, Euribor 3 Month + 6.120%, 10/20/33(C)	EUR	1,000	836
Cairn CLO XIV DAC, Ser 2021-14X, Cl E
7.688%, Euribor 3 Month + 6.110%, 10/29/34(C)	EUR	1,000	832
Capital Four CLO I DAC, Ser 2019-1X, Cl E
7.848%, Euribor 3 Month + 6.470%, 01/15/33(C)	EUR	1,500	1,296

Description		Face Amount (000)(1)	Value (000)
Capital Four CLO II DAC, Ser 2021-2X, Cl E
7.288%, Euribor 3 Month + 5.910%, 01/15/34(C)	EUR	2,700	$2,296
Carlyle Euro CLO 2017-1 DAC, Ser 2021-1X, Cl DR
7.848%, Euribor 3 Month + 6.470%, 07/15/34(C)	EUR	1,650	1,410
Carlyle Euro CLO DAC, Ser 2017-3X, Cl D
5.958%, Euribor 3 Month + 4.580%, 01/15/31(C)	EUR	2,000	1,689
Carlyle Euro CLO DAC, Ser 2022-3X, Cl C
5.298%, Euribor 3 Month + 3.500%, 02/15/36(C)	EUR	1,350	1,183
Carlyle Euro CLO DAC, Ser 2022-3X, Cl D
8.258%, Euribor 3 Month + 6.460%, 02/15/36(C)	EUR	2,700	2,226
Carlyle Global Market Strategies CLO, Ser 2018-4RA, Cl C
6.979%, ICE LIBOR USD 3 Month + 2.900%, 07/15/30(A) (C)		1,800	1,595
Carlyle Global Market Strategies Euro CLO, Ser 2020-1X, Cl DR
6.878%, Euribor 3 Month + 5.500%, 01/16/33(C)	EUR	2,000	1,646
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-1X, Cl ER
6.308%, Euribor 3 Month + 4.930%, 07/15/31(C)	EUR	3,300	2,755
Carlyle Global Market Strategies Euro CLO DAC, Ser 2018-3X, Cl DR
6.123%, Euribor 3 Month + 4.580%, 01/25/32(C)	EUR	2,400	1,982
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl CRR
5.491%, Euribor 3 Month + 3.700%, 11/10/35(C)	EUR	2,500	2,234
Carlyle Global Market Strategies Euro CLO DAC, Ser 2022-2X, Cl DRR
8.441%, Euribor 3 Month + 6.650%, 11/10/35(C)	EUR	1,450	1,207
Catamaran CLO, Ser 2018-1A, Cl E
10.728%, ICE LIBOR USD 3 Month + 6.370%, 10/25/31(A) (C)		3,500	2,775

CITY NATIONAL ROCHDALE FUNDS | PAGE 40

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Cathedral Lake VI, Ser 2021-6A, Cl E
11.568%, ICE LIBOR USD 3 Month + 7.210%, 04/25/34(A) (C)		4,000	$3,438
Cathedral Lake VIII, Ser 2021-8A, Cl E
11.733%, ICE LIBOR USD 3 Month + 7.490%, 01/20/35(A) (C)		2,000	1,646
CIFC European Funding CLO IV DAC, Ser 2021-4X, Cl D
4.503%, Euribor 3 Month + 3.100%, 08/18/35(C)	EUR	1,300	1,176
CIFC European Funding CLO V DAC, Ser 2021-5X, Cl D
4.528%, Euribor 3 Month + 3.150%, 11/23/34(C)	EUR	1,430	1,297
CQS US CLO, Ser 2021-1A, Cl D1
7.793%, ICE LIBOR USD 3 Month + 3.550%, 01/20/35(A) (C)		1,000	916
CQS US CLO, Ser 2021-1A, Cl DJ
9.223%, ICE LIBOR USD 3 Month + 4.980%, 01/20/35(A) (C)		300	271
CQS US CLO 2022-2, Ser 2022-2A, Cl E1
10.197%, TSFR3M + 6.850%, 07/20/31(A) (C)		2,000	1,663
Crestline Denali CLO XIV, Ser 2018-1A, Cl DR
7.675%, ICE LIBOR USD 3 Month + 3.350%, 10/23/31(A) (C)		2,000	1,612
Crestline Denali CLO XVII, Ser 2018-1A, Cl D
7.329%, ICE LIBOR USD 3 Month + 3.250%, 10/15/31(A) (C)		2,250	1,872
CRNPT, Ser 2018-4A, Cl D
6.993%, ICE LIBOR USD 3 Month + 2.750%, 04/20/31(A) (C)		3,000	2,475
Crown Point CLO 8, Ser 2021-8A, Cl ER
11.373%, ICE LIBOR USD 3 Month + 7.130%, 10/20/34(A) (C)		3,500	3,220
Crown Point CLO 9, Ser 2021-9A, Cl DR
7.761%, ICE LIBOR USD 3 Month + 3.750%, 07/14/34(A) (C)		2,000	1,837

Description		Face Amount (000)(1)	Value (000)
Crown Point CLO 9, Ser 2021-9A, Cl ER
10.771%, ICE LIBOR USD 3 Month + 6.760%, 07/14/34(A) (C)		2,375	$2,003
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl ERRR
7.681%, Euribor 3 Month + 5.860%, 02/22/34(C)	EUR	1,200	1,008
CVC Cordatus Loan Fund IV, Ser 2021-4X, Cl FRRR
9.881%, Euribor 3 Month + 8.060%, 02/22/34(C)	EUR	615	461
CVC Cordatus Loan Fund XVI DAC, Ser 2019-16X, Cl E
8.762%, Euribor 3 Month + 6.700%, 06/17/32(C)	EUR	1,000	891
CVC Cordatus Loan Fund XXII DAC, Ser 2021-22X, Cl F
10.826%, Euribor 3 Month + 8.780%, 12/15/34(C)	EUR	1,700	1,322
CVC Cordatus Loan Fund XXIV DAC, Ser 2022-24X, Cl E
9.405%, Euribor 3 Month + 7.470%, 10/23/34(C)	EUR	2,500	2,313
Diameter Capital Clo 3, Ser 2022-3A, Cl D
10.664%, TSFR3M + 6.800%, 04/15/37(A) (C)		2,600	2,117
Dryden 29 Euro CLO 2013 BV, Ser 2018-29X, Cl ERR
6.128%, Euribor 3 Month + 4.750%, 07/15/32(C)	EUR	911	774
Dryden 32 Euro CLO 2014 BV, Ser 2018-32X, Cl FR
9.032%, Euribor 3 Month + 7.270%, 08/15/31(C)	EUR	1,250	856
Dryden 35 EURO CLO 2014 BV, Ser 2020-35X, Cl ER
7.708%, Euribor 3 Month + 6.330%, 01/17/33(C)	EUR	4,200	3,535
Dryden 69 Euro CLO 2018 DAC, Ser 2021-69X, Cl ER
7.773%, Euribor 3 Month + 6.370%, 10/18/34(C)	EUR	4,700	3,863
Dryden 73 Euro CLO 2019 BV, Ser 2019-73X, Cl E
8.198%, Euribor 3 Month + 6.820%, 01/15/34(C)	EUR	2,000	1,709
Dryden 88 Euro Clo 2020 DAC, Ser 2021-88X, Cl E
7.466%, Euribor 3 Month + 6.010%, 07/20/34(C)	EUR	1,500	1,228
Dryden 91 Euro CLO 2021 DAC, Ser 2022-91X, Cl E
8.463%, Euribor 3 Month + 7.060%, 04/18/35(C)	EUR	1,000	878

CITY NATIONAL ROCHDALE FUNDS | PAGE 41

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Elevation CLO, Ser 2019-1A, Cl D1R2
12.256%, ICE LIBOR USD 3 Month + 7.650%, 08/15/32(A) (C)		2,210	$1,834
Euro-Galaxy III CLO DAC, Ser 2021-3X, Cl FRRR
9.482%, Euribor 3 Month + 7.980%, 04/24/34(C)	EUR	500	380
Euro-Galaxy IV CLO DAC, Ser 2021-4X, Cl DRR
4.628%, Euribor 3 Month + 3.050%, 07/30/34(C)	EUR	1,120	1,006
Euro-Galaxy IV CLO DAC, Ser 2021-4X, Cl ERR
7.648%, Euribor 3 Month + 6.070%, 07/30/34(C)	EUR	2,250	1,859
Euro-Galaxy V CLO DAC, Ser 2021-5X, Cl ERR
7.618%, Euribor 3 Month + 5.820%, 02/15/34(C)	EUR	1,350	1,136
Euro-Galaxy VII CLO DAC, Ser 2021-7X, Cl ER
7.743%, Euribor 3 Month + 6.200%, 07/25/35(C)	EUR	3,000	2,640
Fidelity Grand Harbour CLO 2019-1 DAC, Ser 2019-1X, Cl E
8.056%, Euribor 3 Month + 6.010%, 03/15/32(C)	EUR	1,000	844
Fidelity Grand Harbour CLO DAC, Ser 2021-1X, Cl E
7.598%, Euribor 3 Month + 6.220%, 10/15/34(C)	EUR	2,800	2,388
Franklin Park Place CLO I, Ser 2022-1A, Cl E
11.327%, TSFR3M + 7.500%, 04/14/35(A) (C)		3,160	2,782
Generate CLO 5, Ser 2018-5A, Cl E
10.335%, ICE LIBOR USD 3 Month + 6.010%, 10/22/31(A) (C)		2,500	2,124
GoldenTree Loan Management EUR CLO 3 DAC, Ser 2019-3X, Cl E
7.366%, Euribor 3 Month + 5.910%, 01/20/32(C)	EUR	3,550	3,175
Greywolf CLO II, Ser 2021-1A, Cl DRR
11.129%, ICE LIBOR USD 3 Month + 7.050%, 04/15/34(A) (C)		3,000	2,529
Greywolf CLO III, Ser 2020-3RA, Cl DR
11.218%, TSFR3M + 7.180%, 04/15/33(A) (C)		5,000	4,418

Description		Face Amount (000)(1)	Value (000)
Harvest CLO IX DAC, Ser 2017-9X, Cl ER
6.918%, Euribor 3 Month + 5.120%, 02/15/30(C)	EUR	1,000	$857
Harvest CLO XIV DAC, Ser 2015-14X, Cl F
8.103%, Euribor 3 Month + 6.300%, 11/18/29(C)	EUR	3,250	2,840
Harvest CLO XVI DAC, Ser 2018-16X, Cl ER
6.948%, Euribor 3 Month + 5.570%, 10/15/31(C)	EUR	3,000	2,581
Harvest CLO XXII DAC, Ser 2019-22X, Cl E
7.488%, Euribor 3 Month + 6.110%, 01/15/32(C)	EUR	1,500	1,259
Harvest CLO XXIII DAC, Ser 2020-23X, Cl F
9.766%, Euribor 3 Month + 8.310%, 10/20/32(C)	EUR	1,500	1,159
Hayfin Emerald CLO IV DAC, Ser 2021-4X, Cl DR
4.828%, Euribor 3 Month + 3.450%, 10/15/34(C)	EUR	2,255	1,980
Hayfin Emerald CLO VIII DAC, Ser 2021-8X, Cl D
4.878%, Euribor 3 Month + 3.500%, 01/17/35(C)	EUR	1,400	1,241
Henley CLO III DAC, Ser 2021-3X, Cl DR
4.843%, Euribor 3 Month + 3.300%, 12/25/35(C)	EUR	1,450	1,301
Henley CLO III DAC, Ser 2021-3X, Cl ER
7.833%, Euribor 3 Month + 6.290%, 12/25/35(C)	EUR	1,050	917
Henley CLO VI DAC, Ser 2021-6X, Cl E
7.653%, Euribor 3 Month + 6.110%, 06/10/34(C)	EUR	1,000	851
Holland Park CLO DAC, Ser 2019-1X, Cl DRR
8.832%, Euribor 3 Month + 7.030%, 11/14/32(C)	EUR	2,300	1,985
ICG Euro CLO DAC, Ser 2021-1X, Cl E
7.838%, Euribor 3 Month + 6.460%, 10/15/34(C)	EUR	2,000	1,657
ICG Euro CLO DAC, Ser 2021-1X, Cl F
10.198%, Euribor 3 Month + 8.820%, 10/15/34(C)	EUR	1,000	747
Jamestown CLO XVI, Ser 2021-16A, Cl E
11.518%, ICE LIBOR USD 3 Month + 7.160%, 07/25/34(A) (C)		2,000	1,708

CITY NATIONAL ROCHDALE FUNDS | PAGE 42

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Jamestown CLO XVII, Ser 2021-17A, Cl E
11.448%, ICE LIBOR USD 3 Month + 7.090%, 01/25/35(A) (C)		4,000	$3,557
KKR CLO 14, Ser 2018-14, Cl ER
10.229%, ICE LIBOR USD 3 Month + 6.150%, 07/15/31(A) (C)		2,000	1,617
LCM 33, Ser 2021-33A, Cl D
7.443%, ICE LIBOR USD 3 Month + 3.200%, 07/20/34(A) (C)		1,625	1,419
Madison Park Euro Funding VII BV, Ser 2018-7X, Cl ER
6.598%, Euribor 3 Month + 4.700%, 05/25/31(C)	EUR	1,150	971
Madison Park Euro Funding VIII DAC, Ser 2019-8X, Cl ER
8.528%, Euribor 3 Month + 7.150%, 04/15/32(C)	EUR	2,500	2,185
Madison Park Euro Funding XI DAC, Ser 2018-11X, Cl E
6.622%, Euribor 3 Month + 4.860%, 02/15/31(C)	EUR	3,650	3,105
Madison Park Euro Funding XII DAC, Ser 2018-12X, Cl EN
6.578%, Euribor 3 Month + 5.200%, 10/15/31(C)	EUR	151	129
Madison Park Funding XXXII, Ser 2021-32A, Cl ER
10.525%, ICE LIBOR USD 3 Month + 6.200%, 01/22/31(A) (C)		3,000	2,753
Man GLG Euro CLO I DAC, Ser 2018-1X, Cl ERR
6.228%, Euribor 3 Month + 4.850%, 10/15/30(C)	EUR	1,500	1,299
Man GLG Euro CLO II DAC, Ser 2016-2X, Cl F
10.128%, Euribor 3 Month + 8.750%, 01/15/30(C)	EUR	2,000	1,504
Man GLG Euro CLO V DAC, Ser 2018-5X, Cl E
7.906%, Euribor 3 Month + 5.860%, 12/15/31(C)	EUR	900	767
Man GLG Euro CLO VI DAC, Ser 2020-6X, Cl E
6.768%, Euribor 3 Month + 5.390%, 10/15/32(C)	EUR	1,300	1,079
Midocean Credit CLO IX, Ser 2018-9A, Cl E
10.293%, ICE LIBOR USD 3 Month + 6.050%, 07/20/31(A) (C)		1,000	790

Description		Face Amount (000)(1)	Value (000)
MidOcean Credit CLO X, Ser 2021-10A, Cl ER
11.485%, ICE LIBOR USD 3 Month + 7.160%, 10/23/34(A) (C)		3,000	$2,470
Northwoods Capital 20, Ser 2021-20A, Cl ER
12.208%, ICE LIBOR USD 3 Month + 7.850%, 01/25/32(A) (C)		2,438	2,112
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl DR
4.752%, Euribor 3 Month + 3.250%, 07/22/34(C)	EUR	1,375	1,236
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl ER
7.562%, Euribor 3 Month + 6.060%, 07/22/34(C)	EUR	2,300	1,915
Northwoods Capital 21 Euro DAC, Ser 2021-21X, Cl FR
10.132%, Euribor 3 Month + 8.630%, 07/22/34(C)	EUR	3,230	2,403
Northwoods Capital 22, Ser 2022-22A, Cl D2R
10.054%, TSFR3M + 5.650%, 09/01/31(A) (C)		1,000	960
Northwoods Capital 22, Ser 2022-22A, Cl ER
12.594%, TSFR3M + 8.190%, 09/01/31(A) (C)		3,000	2,497
Northwoods Capital 25, Ser 2021-25A, Cl D
7.993%, ICE LIBOR USD 3 Month + 3.750%, 07/20/34(A) (C)		2,000	1,821
Northwoods Capital 25, Ser 2021-25A, Cl E
11.383%, ICE LIBOR USD 3 Month + 7.140%, 07/20/34(A) (C)		2,000	1,625
Northwoods Capital 27, Ser 2021-27A, Cl E
11.119%, ICE LIBOR USD 3 Month + 7.040%, 10/17/34(A) (C)		1,150	952
Northwoods Capital XV, Ser 2021-15A, Cl ER
12.386%, ICE LIBOR USD 3 Month + 7.640%, 06/20/34(A) (C)		2,000	1,663
OAK Hill European Credit Partners V DAC, Ser 2021-5X, Cl DR
5.062%, Euribor 3 Month + 3.600%, 01/21/35(C)	EUR	1,350	1,228

CITY NATIONAL ROCHDALE FUNDS | PAGE 43

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
OAK Hill European Credit Partners V Designated Activity, Ser 2021-5X, Cl ER
7.832%, Euribor 3 Month + 6.370%, 01/21/35(C)	EUR	1,000	$858
OAK Hill European Credit Partners VIII DAC, Ser 2021-8X, Cl E
7.073%, Euribor 3 Month + 5.670%, 04/18/35(C)	EUR	4,455	3,824
Oaktree CLO 2022-3, Ser 2022-3A, Cl E
11.205%, TSFR3M + 8.380%, 07/15/35(A) (C)		2,000	1,869
Ocean Trails CLO 8, Ser 2021-8A, Cl DR
7.829%, ICE LIBOR USD 3 Month + 3.750%, 07/15/34(A) (C)		2,000	1,782
Ocean Trails CLO 8, Ser 2021-8A, Cl ER
11.529%, ICE LIBOR USD 3 Month + 7.450%, 07/15/34(A) (C)		1,000	843
Ocean Trails CLO VII, Ser 2019-7A, Cl E
10.959%, ICE LIBOR USD 3 Month + 6.880%, 04/17/30(A) (C)		3,000	2,137
Ocean Trails CLO XII, Ser 2022-12A, Cl E
12.073%, TSFR3M + 8.110%, 07/20/35(A) (C)		1,500	1,344
OCP Euro CLO DAC, Ser 2022-5X, Cl D
4.806%, Euribor 3 Month + 3.350%, 04/20/35(C)	EUR	1,300	1,153
Otranto Park CLO DAC, Ser 2022-1X, Cl E
8.848%, Euribor 3 Month + 7.050%, 05/15/35(C)	EUR	1,785	1,591
OZLM IX, Ser 2018-9A, Cl DRR
10.363%, ICE LIBOR USD 3 Month + 6.120%, 10/20/31(A) (C)		2,000	1,593
OZLM VI, Ser 2018-6A, Cl DS
10.129%, ICE LIBOR USD 3 Month + 6.050%, 04/17/31(A) (C)		3,550	2,746
OZLM XI, Ser 2017-11A, Cl DR
11.415%, ICE LIBOR USD 3 Month + 7.000%, 10/30/30(A) (C)		3,000	2,333
OZLM XXII, Ser 2018-22A, Cl D
9.379%, ICE LIBOR USD 3 Month + 5.300%, 01/17/31(A) (C)		1,800	1,349

Description		Face Amount (000)(1)	Value (000)
OZLM XXIV, Ser 2019-24A, Cl D
11.293%, ICE LIBOR USD 3 Month + 7.050%, 07/20/32(A) (C)		4,000	$3,099
Parallel, Ser 2018-1A, Cl C
7.043%, ICE LIBOR USD 3 Month + 2.800%, 04/20/31(A) (C)		2,000	1,654
Parallel, Ser 2018-1A, Cl D
9.493%, ICE LIBOR USD 3 Month + 5.250%, 04/20/31(A) (C)		1,250	854
Purple Finance CLO 2 DAC, Ser 2019-2X, Cl E
7.856%, Euribor 3 Month + 6.400%, 04/20/32(C)	EUR	2,000	1,751
Regatta XIV Funding, Ser 2018-3A, Cl E
10.308%, ICE LIBOR USD 3 Month + 5.950%, 10/25/31(A) (C)		3,600	2,935
Regatta XV Funding, Ser 2018-4A, Cl D
10.858%, ICE LIBOR USD 3 Month + 6.500%, 10/25/31(A) (C)		1,750	1,465
Rockford Tower Europe CLO DAC, Ser 2019-1X, Cl E
7.486%, Euribor 3 Month + 6.030%, 01/20/33(C)	EUR	2,000	1,709
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl D
4.952%, Euribor 3 Month + 3.450%, 01/24/35(C)	EUR	1,200	1,062
Rockford Tower Europe CLO DAC, Ser 2021-2X, Cl E
7.722%, Euribor 3 Month + 6.220%, 01/24/35(C)	EUR	1,500	1,197
Sculptor European Clo II DAC, Ser 2021-2X, Cl DR
4.978%, Euribor 3 Month + 3.600%, 04/15/34(C)	EUR	1,000	937
Sculptor European Clo II DAC, Ser 2021-2X, Cl ER
7.268%, Euribor 3 Month + 5.890%, 04/15/34(C)	EUR	1,100	920
Sculptor European CLO IX DAC, Ser 2022-9X, Cl D
4.598%, Euribor 3 Month + 3.350%, 04/10/34(C)	EUR	1,400	1,262
Sculptor European CLO V DAC, Ser 2018-5X, Cl E
6.733%, Euribor 3 Month + 5.370%, 01/14/32(C)	EUR	1,200	1,033

CITY NATIONAL ROCHDALE FUNDS | PAGE 44

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Sculptor European CLO VI DAC, Ser 2021-6X, Cl DR
4.778%, Euribor 3 Month + 3.400%, 10/15/34(C)	EUR	1,350	$1,232
Sculptor European CLO VII DAC, Ser 2020-7X, Cl F
9.758%, Euribor 3 Month + 8.380%, 01/15/34(C)	EUR	255	199
Sculptor European CLO VIII DAC, Ser 2021-8X, Cl E
7.548%, Euribor 3 Month + 6.170%, 07/17/34(C)	EUR	2,500	2,114
Sound Point CLO V-R, Ser 2018-1RA, Cl D
7.294%, ICE LIBOR USD 3 Month + 3.100%, 07/18/31(A) (C)		1,000	868
Sound Point CLO XXIII, Ser 2021-2A, Cl ER
10.549%, ICE LIBOR USD 3 Month + 6.470%, 07/15/34(A) (C)		3,500	2,791
St. Paul's CLO III-R DAC, Ser 2018-3RX, Cl ER
5.808%, Euribor 3 Month + 4.430%, 01/15/32(C)	EUR	5,366	4,132
St. Paul's CLO V, Ser 2017-5X, Cl ER
6.952%, Euribor 3 Month + 5.150%, 02/20/30(C)	EUR	1,500	1,272
St. Paul's CLO VI DAC, Ser 2021-6X, Cl ERR
8.102%, Euribor 3 Month + 6.300%, 05/20/34(C)	EUR	1,000	842
St. Paul's CLO VII DAC, Ser 2021-7X, Cl ERR
7.523%, Euribor 3 Month + 6.120%, 07/18/34(C)	EUR	4,000	3,314
St. Paul's CLO VIII DAC, Ser 2017-8X, Cl E
5.978%, Euribor 3 Month + 4.600%, 07/17/30(C)	EUR	2,800	2,361
St. Paul's CLO X DAC, Ser 2021-10X, Cl DR
5.252%, Euribor 3 Month + 3.750%, 04/22/35(C)	EUR	250	233
St. Paul's CLO X DAC, Ser 2021-10X, Cl ER
7.862%, Euribor 3 Month + 6.360%, 04/22/35(C)	EUR	2,360	2,028
St. Paul's CLO XII DAC, Ser 2020-12X, Cl E
6.698%, Euribor 3 Month + 5.320%, 04/15/33(C)	EUR	1,710	1,405

Description		Face Amount (000)(1)	Value (000)
Tikehau CLO II BV, Ser 2021-2X, Cl ER
8.295%, Euribor 3 Month + 6.320%, 09/07/35(C)	EUR	1,000	$844
Tikehau CLO IV DAC, Ser 2018-4X, Cl E
6.708%, Euribor 3 Month + 5.330%, 10/15/31(C)	EUR	1,000	862
Tikehau CLO VI DAC, Ser 2021-6X, Cl E
7.698%, Euribor 3 Month + 6.320%, 01/15/35(C)	EUR	1,100	944
Toro European CLO 2 DAC, Ser 2021-2X, Cl DRR
5.093%, Euribor 3 Month + 3.550%, 07/25/34(C)	EUR	2,000	1,842
Toro European CLO 2 DAC, Ser 2021-2X, Cl ERR
8.013%, Euribor 3 Month + 6.470%, 07/25/34(C)	EUR	2,000	1,680
Toro European CLO 3 DAC, Ser 2021-3X, Cl ERR
7.678%, Euribor 3 Month + 6.300%, 07/15/34(C)	EUR	2,000	1,649
Toro European CLO 5 DAC, Ser 2018-5X, Cl E
5.578%, Euribor 3 Month + 4.200%, 10/15/30(C)	EUR	1,800	1,510
Toro European CLO 6 DAC, Ser 2019-6X, Cl E
7.809%, Euribor 3 Month + 6.490%, 01/12/32(C)	EUR	1,207	1,020
Trimaran Cavu, Ser 2019-1A, Cl E
11.283%, ICE LIBOR USD 3 Month + 7.040%, 07/20/32(A) (C)		1,800	1,606
Trimaran Cavu, Ser 2019-2A, Cl D
11.144%, ICE LIBOR USD 3 Month + 6.950%, 11/26/32(A) (C)		1,750	1,523
Trimaran Cavu, Ser 2021-2A, Cl E
11.558%, ICE LIBOR USD 3 Month + 7.200%, 10/25/34(A) (C)		2,000	1,773
Trimaran Cavu, Ser 2021-3A, Cl E
11.564%, ICE LIBOR USD 3 Month + 7.370%, 01/18/35(A) (C)		2,000	1,782
Trinitas CLO XVIII, Ser 2021-18A, Cl E
11.293%, ICE LIBOR USD 3 Month + 7.050%, 01/20/35(A) (C)		4,000	3,617
Venture 45 CLO, Ser 2022-45A, Cl D1
7.963%, TSFR3M + 4.000%, 07/20/35(A) (C)		3,500	2,819

CITY NATIONAL ROCHDALE FUNDS | PAGE 45

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Vesey Park CLO DAC, Ser 2020-1X, Cl D
8.951%, Euribor 3 Month + 7.160%, 11/16/32(C)	EUR	2,000	$1,792
VIBR, Ser 2018-8A, Cl D
9.993%, ICE LIBOR USD 3 Month + 5.750%, 01/20/31(A) (C)		2,000	1,437
Vibrant CLO XIII, Ser 2021-13A, Cl D
11.139%, ICE LIBOR USD 3 Month + 7.060%, 07/15/34(A) (C)		4,000	3,431
Voya CLO, Ser 2018-3A, Cl DR
10.094%, ICE LIBOR USD 3 Month + 5.900%, 10/18/31(A) (C)		2,500	2,190
Voya CLO, Ser 2021-1A, Cl D
7.229%, ICE LIBOR USD 3 Month + 3.150%, 07/15/34(A) (C)		1,150	1,074
Voya Euro CLO II DAC, Ser 2021-2X, Cl DR
4.578%, Euribor 3 Month + 3.200%, 07/15/35(C)	EUR	1,350	1,246
Voya Euro CLO V DAC, Ser 2021-5X, Cl D
4.478%, Euribor 3 Month + 3.100%, 04/15/35(C)	EUR	1,100	993
Wellfleet CLO, Ser 2021-2A, Cl D
7.679%, ICE LIBOR USD 3 Month + 3.600%, 07/15/34(A) (C)		2,000	1,679
Wellfleet CLO, Ser 2021-2A, Cl E
11.039%, ICE LIBOR USD 3 Month + 6.960%, 07/15/34(A) (C)		1,000	816
Wellfleet CLO, Ser 2021-3A, Cl E
11.179%, ICE LIBOR USD 3 Month + 7.100%, 01/15/35(A) (C)		1,500	1,231
Wind River CLO, Ser 2021-1KRA, Cl ER2
11.429%, ICE LIBOR USD 3 Month + 7.350%, 10/15/34(A) (C)		2,000	1,692
Wind River CLO, Ser 2021-1KRA, Cl FR2
11.979%, ICE LIBOR USD 3 Month + 7.900%, 10/15/34(A) (C)		1,000	768
Total Mortgage-Backed Securities
Cost ($406,426)			335,198
Non-Listed Business Development Companies [3.9%]
Financials [3.9%]
Golub Capital BDC 3 (J)		4,753,545	70,780

Description	Face Amount (000)(1)	Value (000)
Golub Capital BDC 4 (J)	1,018,455	$15,277
TCW Direct Lending LLC (J)	6,761,662	6,896
Total Financials		92,953
Total Non-Listed Business Development Companies
(Cost $93,289)		92,953
Life Settlement Contracts [2.9%](E)(H)
American General Life #508L, Acquired 05/30/2014	2,595	1,123
American General Life #542L, Acquired 07/30/2015	83	411
American General Life #906L, Acquired 07/30/2015	479	2,997
AXA Equitable Life #0474, Acquired 11/04/2013	7,290	6,386
AXA Equitable Life #1616, Acquired 05/30/2014	3,254	2,283
AXA Equitable Life #1898, Acquired 11/04/2013	441	1,258
AXA Equitable Life #7233, Acquired 11/04/2013	395	1,586
AXA Equitable Life #7578, Acquired 11/04/2013	2,104	3,393
AXA Equitable Life #7857, Acquired 11/04/2013	2,297	712
AXA Equitable Life #8538, Acquired 11/04/2013	1,333	1,243
Guardian Insurance #0346, Acquired 11/04/2013	646	1,207
Hartford Life #4700, Acquired 11/24/2015	81	162
ING Reliastar #1234, Acquired 12/05/2013	1,067	4,235
ING Reliastar #4842, Acquired 11/20/2013	921	1,535
ING Reliastar #776H, Acquired 05/30/2014	1,518	579
John Hancock #0430, Acquired 05/30/2014	2,418	2,576
John Hancock #1929, Acquired 05/30/2014	3,812	2,026
John Hancock #5072, Acquired 05/30/2014	1,409	4,118
John Hancock #5080, Acquired 11/19/2013	313	4,118
John Hancock #5885, Acquired 05/30/2014	894	1,885
John Hancock #6686, Acquired 05/30/2014	3,035	1,847
Lincoln National #4754, Acquired 09/17/2015	610	4,591
Lincoln National #5658, Acquired 09/17/2015	329	1,498

CITY NATIONAL ROCHDALE FUNDS | PAGE 46

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
Lincoln National #7099, Acquired 09/17/2015		1,254	3,201
Lincoln National #8558, Acquired 09/17/2015		1,659	1,673
Mass Mutual #5681, Acquired 11/05/2013		288	2,223
Met Life #8MLU, Acquired 05/20/2014		1,413	475
Penn Life #8183, Acquired 10/18/2016		46	139
Penn Mutual #3106, Acquired 05/30/2014		1,294	1,640
Phoenix Life #5715, Acquired 10/18/2016		570	2,633
Phoenix Life #6157, Acquired 10/18/2016		569	2,624
Phoenix Life #8499, Acquired 05/30/2014		756	1,360
Phoenix Life #8509, Acquired 05/30/2014		761	1,360
Principal Financial #6653, Acquired 10/30/2013		306	373
Security Mutual Life #5380, Acquired 10/28/2013		410	–
Transamerica #1708, Acquired 10/28/2013		957	296
Transamerica #8205, Acquired 10/28/2013		714	400
Total Life Settlement Contracts
(Cost $48,321)			70,166
Limited Partnership [2.3%]
Cartesian LP*		10,000	12,906
Oberland Capital Healthcare Solutions Co-Invest Offshore LP (J)		3,319	3,985
Oberland Capital Healthcare Solutions LP (J)		3,949	4,070
Primary Wave Music IP Fund LP (J)		34,793	34,570
Total Limited Partnership
(Cost $52,061)			55,531
Sovereign Debt [1.3%]
Abu Dhabi Government International Bond
3.125%, 09/30/49		597	440
Argentina Paris Club
2.910%, 05/30/21	CHF	2,244	1,578
Argentine Republic Government International Bond
3.875%, 07/09/23(F)		899	285

Description		Face Amount (000)(1)	Value (000)
1.500%, 07/09/23(F)		12,542	$3,179
1.000%, 07/09/29		690	183
0.500%, 07/09/29	EUR	—	—
0.500%, 07/09/30(F)		7,300	1,963
Costa Rica Government International Bond
5.625%, 04/30/43		368	301
Dominican Republic International Bond
6.000%, 07/19/28		259	249
5.875%, 01/30/60		800	586
5.300%, 01/21/41		454	350
4.875%, 09/23/32		3,898	3,236
Ecuador Government International Bond
2.500%, 07/31/23(A) (F)		5,595	2,572
Ghana Government International Bond
8.625%, 04/07/34		578	206
Hungary Government International Bond
5.375%, 03/25/24		358	358
Indonesia Government International Bond, MTN
5.250%, 01/17/42		247	241
Ivory Coast Government International Bond
6.625%, 03/22/48	EUR	356	268
6.125%, 06/15/33		2,600	2,307
Mexico Government International Bond, MTN
6.050%, 01/11/40		214	207
Nigeria Government International Bond, MTN
7.375%, 09/28/33(A)		660	469
Pakistan Government International Bond
8.250%, 04/15/24		987	523
Panama Government International Bond
9.375%, 04/01/29		202	239
Paraguay Government International Bond
4.700%, 03/27/27		291	286
Peruvian Government International Bond
8.750%, 11/21/33		876	1,064
Philippine Government International Bond
3.950%, 01/20/40		825	698
Saudi Government International Bond, MTN
5.500%, 10/25/32(A)		350	370
5.000%, 04/17/49		707	665
3.450%, 02/02/61		1,030	736

CITY NATIONAL ROCHDALE FUNDS | PAGE 47

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description	Face Amount (000)(1)	Value (000)
Senegal Government International Bond
6.250%, 05/23/33	5,400	$4,450
Sri Lanka Government International Bond
7.850%, 03/14/29	560	174
7.550%, 03/28/30	424	131
Turkey Government International Bond
6.000%, 01/14/41	301	217
Uruguay Government International Bond
7.625%, 03/21/36	387	488
5.750%, 10/28/34	378	408
4.125%, 11/20/45	311	286
Vertical US Newco
5.250%, 07/15/27(A)	1,500	1,327
Zambia Government International Bond
8.970%, 07/30/27	635	280
Total Sovereign Debt
Cost ($40,326)		31,320
Closed-End Funds [0.4%]
Cliffwater Corporate Lending Fund, Cl I	942,507	9,830
Stone Ridge Reinsurance Risk Premium Interval Fund	265	11
Total Closed-End Funds
(Cost $10,011)		9,841
Common Stock [0.2%]
Cable Satellite [0.0%]
Intelsat Jackson (E)	2,116	14
Consumer Cyclical [0.1%]
TruKid *	232	579
Diversified Minerals [0.0%]
New World Resources, Cl A *	44,276,198	—
Energy [0.0%]
BlackBrush Oil & Gas, L.P.	39,375	—
Financial Services [0.0%]
A'ayan Leasing & Investment KSCP	976,932	297
Financials [0.0%]
BCD Acquisition	1,000,000	—
Propco Certificates * (E)	3,788	47
Total Financials		47

Description		Face Amount (000)(1)	Value (000)
Health Care [0.0%]
Novartex		180,000	$21
Manufacturing [0.0%]
Vivarte		6,000	1
Media Entertainment [0.0%]
iHeartMedia *		12,136	74
Oil Field Services [0.1%]
Superior Energy		30,620	1,837
Other [0.0%]
ESC GCBREGS Corp		4,750,000	—
Petroleum & Fuel Products [0.0%]
Summit Midstream Partners *		11,456	191
Pharmaceuticals [0.0%]
Mallinckrodt *		29,137	226
Retailers [0.0%]
Belk, Inc.		81	1
Penney Borrower LLC * (E)		505	3
Total Retailers			4
Services [0.0%]
Wayne Services Legacy *		257	—
Technology [0.0%]
AS ADV Shares		127,800	—
Lumileds *		4,241	71
Total Technology			71
Utilities [0.0%]
Longview Power LLC		64,904	909
Total Common Stock
(Cost $5,884)			4,271
Convertible Bonds [0.2%]
Cable Satellite [0.0%]
DISH Network
3.375%, 08/15/26		855	536
Coal Mining [0.0%]
New World Resources
4.000%cash/8.000% PIK, 10/07/20(B)	EUR	380	—

CITY NATIONAL ROCHDALE FUNDS | PAGE 48

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

Description		Face Amount (000)(1)	Value (000)
E-Commerce/Products [0.0%]
Sea
0.250%, 09/15/26		920	$674
E-Commerce/Services [0.1%]
MercadoLibre
2.000%, 08/15/28		570	1,155
Hotels and Motels [0.1%]
H World Group
3.000%, 05/01/26		680	826
Total Convertible Bonds
Cost ($4,050)			3,191
Warrant [0.0%]
Toys 'R' Us/Hill Street
Expires 06/21/23* (I)		14,795	7
Total Warrant
(Cost $0)			7
Preferred Stock [0.0%]
Blackbrush Oil & Gas, LP		1,289	765
Total Preferred Stock
(Cost $366)			765
Short-Term Investment [3.0%]
SEI Daily Income Trust Government Fund, Cl F, 3.810%**	72,590,350		72,590
Total Short-Term Investment
(Cost $72,590)			72,590
Total Investments [105.7%]
(Cost $3,021,244)			$2,539,774

Percentages are based on net assets of $2,403,768 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.
(1)	U.S. Dollars unless otherwise indicated.
(A)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration normally to qualified institutions. On December 31, 2022, the value of these securities amounted to $887,685 (000), representing 36.9% of the net assets of the Fund.
(B)	In default on interest payments. Rate shown represents the last coupon rate prior to default.
(C)	Variable or floating rate security. The rate shown is the effective interest rate as of period end. The rates for certain securities are not based on published reference rates and spreads and are either determined by the issuer or agent based on current market conditions; by using a formula based on the rates of underlying loans; or by adjusting periodically based on prevailing interest rates.
(D)	Zero coupon security.
(E)	Level 3 security in accordance with fair value hierarchy.
(F)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(G)	Unsettled bank loan, Interest rate not available.
(H)	Security is considered restricted. The total market value of such securities as of December 31, 2022 was $70,166 (000) and represented 2.92% of Net Assets of the Fund.
(I)	Strike Price is unavailable.
(J)	Unfunded Commitments as of December 31, 2022:

Security	Value	Unfunded Commitments	Redemption Frequency	Redemption Notice (Days)
Golub Capital BDC 3, Inc	$70,780,290	$7,125,000	None	None
Golub Capital BDC 4, Inc	15,276,821	61,973,179	None	None
Oberland Capital Healthcare Solutions Offshore LP	4,069,210	15,715,097	None	None
Oberland Capital Healthcare Solutions Co-Invest Offshore LP	3,985,155	16,681,250	None	None
Primary Wave Music IP Fund, LP	34,570,219	14,367,315	None	None
TCW Direct Lending LLC	6,895,543	18,238,338	None	None
Total	$135,577,238	$134,100,179

CITY NATIONAL ROCHDALE FUNDS | PAGE 49

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

CHF — Swiss Franc
Cl — Class
CLO — Collateralized Loan Obligation
CME — Chicago Mercantile Exchange
DAC — Designated Activity Company
EUR — Euro
Euribor — Euro Interbank Offered Rate
GBP — British Pound Sterling
JPY — Japanese Yen
ICE — Intercontinental Exchange
JSC — Joint Stock Company
LIBOR — London Interbank Offered Rates
LLC — Limited Liability Corporation
LP — Limited Partnership
LTD — Limited
MTN — Medium Term Note
PIK — Paid-in Kind
PLC — Public Limited Company
REIT — Real Estate Investment Trust
Ser — Series
SOFR — Secured Overnight Financing Rate
TSFR3M — Term Secured Overnight Financing Rate 3 Months
ULC — Unlimited Liability Company
USD — U.S. Dollar

CITY NATIONAL ROCHDALE FUNDS | PAGE 50

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

At December 31, 2022, the following life settlement contracts are considered restricted securities. The acquisition dates of these investments, the enforceable right to acquire these securities, along with their cost and values at December 31, 2022, were as follows:

	Number of Shares	Acquisition Date	Right to Acquire Date	Cost (000)	Market Value (000)	% of Net Assets
American General Life #508L	1	5/30/2014	5/30/2014	$2,595	$1,123	0.0%
American General Life #542L	1	7/30/2015	7/30/2015	83	411	0.0%
American General Life #906L	1	7/30/2015	7/30/2015	479	2,997	0.1%
AXA Equitable Life #0474	1	11/4/2013	11/4/2013	7,290	6,386	0.3%
AXA Equitable Life #1616	1	5/30/2014	5/30/2014	3,254	2,283	0.1%
AXA Equitable Life #1898	1	11/4/2013	11/4/2013	441	1,258	0.0%
AXA Equitable Life #7233	1	11/4/2013	11/4/2013	395	1,586	0.1%
AXA Equitable Life #7578	1	11/4/2013	11/4/2013	2,104	3,393	0.1%
AXA Equitable Life #7857	1	11/4/2013	11/4/2013	2,297	712	0.0%
AXA Equitable Life #8538	1	11/4/2013	11/4/2013	1,333	1,243	0.0%
Guardian Insurance #0346	1	11/4/2013	11/4/2013	646	1,207	0.0%
Hartford Life #4700	1	11/24/2015	11/24/2015	81	162	0.0%
ING Reliastar #1234	1	12/5/2013	12/5/2013	1,067	4,235	0.2%
ING Reliastar #4842	1	11/20/2013	11/20/2013	921	1,535	0.1%
ING Reliastar #776H	1	5/30/2014	5/30/2014	1,518	579	0.0%
John Hancock #0430	1	5/30/2014	5/30/2014	2,418	2,576	0.1%
John Hancock #1929	1	5/30/2014	5/30/2014	3,812	2,026	0.1%
John Hancock #5072	1	5/30/2014	5/30/2014	1,409	4,118	0.2%
John Hancock #5080	1	11/19/2013	11/19/2013	313	4,118	0.2%
John Hancock #5885	1	5/30/2014	5/30/2014	894	1,885	0.1%
John Hancock #6686	1	5/30/2014	5/30/2014	3,035	1,847	0.1%
Lincoln National #4754	1	9/17/2015	9/17/2015	610	4,591	0.2%
Lincoln National #5658	1	9/17/2015	9/17/2015	329	1,498	0.1%
Lincoln National #7099	1	9/17/2015	9/17/2015	1,254	3,201	0.1%
Lincoln National #8558	1	9/17/2015	9/17/2015	1,659	1,673	0.1%
Mass Mutual #5681	1	11/5/2013	11/5/2013	288	2,223	0.1%
Met Life #8MLU	1	5/20/2014	5/20/2014	1,413	475	0.0%
Penn Life #8183	1	10/18/2016	10/18/2016	46	139	0.0%
Penn Mutual #3106	1	5/30/2014	5/30/2014	1,294	1,640	0.1%
Phoenix Life #5715	1	10/18/2016	10/18/2016	570	2,633	0.1%
Phoenix Life #6157	1	10/18/2016	10/18/2016	569	2,624	0.1%
Phoenix Life #8499	1	5/30/2014	5/30/2014	756	1,360	0.1%
Phoenix Life #8509	1	5/30/2014	5/30/2014	761	1,360	0.1%
Principal Financial #6653	1	10/30/2013	10/30/2013	306	373	0.0%
Security Mutual Life #5380	1	10/28/2013	10/28/2013	410	—	0.0%
Transamerica #1708	1	10/28/2013	10/28/2013	957	296	0.0%
Transamerica #8205	1	10/28/2013	10/28/2013	714	400	0.0%
				$48,321	$70,166	2.9%

CITY NATIONAL ROCHDALE FUNDS | PAGE 51

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

A list of the open forward foreign currency contracts held by the Fund at December 31, 2022, is as follows:

Counterparty	Settlement Date	Currency to Deliver (Thousands)		Currency to Receive (Thousands)		Unrealized Appreciation (Depreciation) (Thousands)
State Street	02/24/23	EUR	2,278	USD	2,372	$(75)
U.S. Bank	01/19/23	USD	16,549	EUR	15,700	275
U.S. Bank	01/19/23	GBP	215	USD	261	1
U.S. Bank	01/19/23	GBP	20,760	USD	24,914	(194)
U.S. Bank	01/19/23	EUR	406,030	USD	421,916	(13,193)
						$(13,186)

A list of the open futures contracts held by the Fund at December 31, 2022, is as follows:

Type of Contract	Number of Contracts	Expiration Date	Notional Amount (Thousands)	Value (Thousands)	Unrealized Appreciation (Thousands)
Short Contracts
U.S. 10-Year Treasury Note	(370)	Mar-2023	$(41,674)	$(41,550)	$124

The following is a summary of the inputs used as of December 31, 2022 in valuing the Fund’s investments and other financial instruments carried at value (000):

Investments in Securities	Level 1	Level 2	Level 3(1)	Total
Corporate Bonds	$—	$1,308,282	$12	$1,308,294
Loan Participations	—	554,744	903	555,647
Mortgage-Backed Securities	—	335,198	—	335,198
Non-Listed Business Development Companies	92,953	—	—	92,953
Life Settlement Contracts	—	—	70,166	70,166
Limited Partnership	42,625	12,906	—	55,531
Sovereign Debt	—	31,320	—	31,320
Closed-End Funds	9,841	—	—	9,841
Common Stock	3,226	981	64	4,271
Convertible Bonds	—	3,191	—	3,191
Warrant	—	7	—	7
Preferred Stock	—	765	—	765
Short-Term Investment	72,590	—	—	72,590
Total Investments in Securities	$221,235	$2,247,394	$71,145	$2,539,774

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Forwards Contracts*
Unrealized Appreciation	$—	$276	$—	$276
Unrealized Depreciation	—	(13,462)	—	(13,462)
Futures Contracts*
Unrealized Appreciation	124	—	—	124
Total Other Financial Instruments	$124	$(13,186)	$—	$(13,062)

*	Forwards contracts are valued at the unrealized appreciation (depreciation) on the instrument.
(1)	Of the $71,145 (000) in Level 3 securities as of December 31, 2022, $70,166 (000) or 98.6% are not valued via third party pricing vendors and broker quotes. If significant, the disclosure of the unobservable inputs and the interrelationships and sensitivity between these inputs is required for those Level 3 securities that are not valued by third party vendors or broker quotes.

CITY NATIONAL ROCHDALE FUNDS | PAGE 52

Consolidated Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Fixed Income Opportunities Fund

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value as of December 31, 2022:

	Investments in Corporate Bonds	Investments in Loan Participations	Investments in Life Settlement Contracts	Investments in Common Stock	Total
Beginning balance as of October 1, 2022	$14	$3,131	$72,359	$66	$75,570
Accrued discounts/ premiums	-	-	-	-	-
Realized gain/(loss)	-	-	-	-	-
Change in unrealized appreciation/(depreciation)	(2)	(2,228)	(2,193)	(2)	(4,425)
Purchases	-	-	-	-	-
Sales/paydowns	-	-	-	-	-
Transfers into Level 3	-	-	-	-	-
Transfers out of Level 3	-	-	-	-	-
Ending balance as of December 31, 2022	$12	$903	$70,166	$64	$71,145
Changes in unrealized gains/(losses) included in earnings related to securities still held at reporting date	$(10)	$1,325	$(67,973	$(62)	$(66,720)

Amounts designated as “—“ are either $0 or have been rounded to $0.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

The following table summarizes the quantitative inputs and assumptions used for items categorized as material Level 3 investments as of December 31, 2022. The disclosures below also include qualitative information on the sensitivity of the fair value measurements to changes in the significant unobservable inputs.

	Fair Value at December 31, 2022 (000)	Valuation Techniques
Life Settlement Contracts	$70,166	Discounted Cash Flow Model
		Observable Inputs
		Maturity Value
		Unobservable Inputs	Range
		Discount Rate	13.63%
		Expected Maturity (months)	16-102 months

The unobservable inputs used to determine fair value of recurring Level 3 assets may have similar or diverging impacts on valuation. Significant increases and decreases in these inputs in isolation and interrelationships between those inputs could result in significantly higher or lower fair value measurement. Increases in projected collection rates in isolation would result in a higher fair value measurement, while increases in expected discount rates, projected default rates, and maturities of life settlement contracts, in isolation, would result in a lower fair value measurement.

For the period ended December 31, 2022, there have been no transfers between any of the fair value hierarchy levels. Transfers between Levels are recognized at period end.

For more information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2600

CITY NATIONAL ROCHDALE FUNDS | PAGE 53

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale Equity Income Fund

Description	Shares	Value (000)
Common Stock [98.3%]
Communication Services [7.6%]
AT&T	294,400	$5,420
BCE	84,600	3,718
Interpublic Group	100,100	3,334
Verizon Communications	102,267	4,029
Total Communication Services		16,501
Consumer Discretionary [2.4%]
Genuine Parts	26,000	4,511
Newell Brands	57,400	751
Total Consumer Discretionary		5,262
Consumer Staples [10.6%]
Altria Group	104,550	4,779
Coca-Cola	75,600	4,809
General Mills	58,080	4,870
Philip Morris International	44,400	4,494
Procter & Gamble	27,700	4,198
Total Consumer Staples		23,150
Energy [9.7%]
Chevron	41,900	7,521
Marathon Petroleum	69,200	8,054
Williams	166,400	5,474
Total Energy		21,049
Financials [25.6%]
Ares Capital	270,400	4,994
Cincinnati Financial	43,500	4,454
Citizens Financial Group	123,300	4,854
Eversource Energy	50,800	4,259
Fifth Third Bancorp	114,300	3,750
First Horizon	290,200	7,110
Franklin Resources	67,000	1,768
Hartford Financial Services Group	60,900	4,618
KeyCorp	277,600	4,836
MetLife	90,200	6,528
Principal Financial Group	63,600	5,337
US Bancorp	72,100	3,144
Total Financials		55,652
Health Care [4.8%]
Merck	56,600	6,280
Pfizer	81,900	4,196
Total Health Care		10,476
Industrials [5.0%]
Emerson Electric	51,600	4,957
Lockheed Martin	11,900	5,789
Total Industrials		10,746
Information Technology [4.5%]
Cisco Systems	77,800	3,706
IBM	35,300	4,973
Intel	39,600	1,047
Total Information Technology		9,726

Description	Shares	Value (000)
Materials [5.2%]
International Paper	110,000	$3,809
LyondellBasell Industries, Cl A	45,100	3,745
Sonoco Products	61,750	3,749
Total Materials		11,303
REITs [5.9%]
Crown Castle	17,200	2,333
Mid-America Apartment Communities	10,300	1,617
National Retail Properties	111,200	5,089
Prologis	22,100	2,491
Simon Property Group	11,200	1,316
Total REITs		12,846
Utilities [17.0%]
American Electric Power	74,300	7,055
Avangrid	73,200	3,146
Dominion Energy	80,400	4,930
Duke Energy	64,100	6,602
Entergy	48,600	5,468
FirstEnergy	70,300	2,948
NextEra Energy Partners	44,000	3,084
Sempra Energy	24,600	3,802
Total Utilities		37,035
Total Common Stock
(Cost $175,779)		213,746
Short-Term Investment [0.6%]
SEI Daily Income Trust Government Fund, Cl F, 3.810%* **	1,396,539	1,397
Total Short-Term Investment
(Cost $1,397)		1,397
Total Investments [98.9%]
(Cost $177,176)		$215,143

Percentages are based on Net Assets of $217,607 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.

Cl — Class

REIT — Real Estate Investment Trust

As of December 31, 2022, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S.

GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2600

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Common Stock [97.3%]
Aerospace & Defense [1.9%]
Northrop Grumman	12,000	$6,547
Banks [1.0%]
Bank of America	106,559	3,529
Beverages [4.1%]
Anheuser-Busch InBev ADR	122,590	7,360
PepsiCo	38,600	6,974
Total Beverages		14,334
Biotechnology [2.6%]
Gilead Sciences	89,000	7,641
Vertex Pharmaceuticals *	4,600	1,328
Total Biotechnology		8,969
Capital Markets [3.3%]
Blackstone, Cl A	30,700	2,278
CME Group, Cl A	36,000	6,054
S&P Global	9,430	3,158
Total Capital Markets		11,490
Chemicals [1.5%]
Sherwin-Williams	21,783	5,170
Commercial Banks [2.6%]
JPMorgan Chase	68,000	9,119
Commercial Services & Supplies [2.7%]
Cintas	20,850	9,416
Construction & Engineering [1.4%]
Quanta Services	33,800	4,817
Consumer Finance [0.5%]
American Express	12,259	1,811
Diversified Financial Services [1.9%]
Berkshire Hathaway, Cl B *	21,400	6,610
Electric Utilities [1.9%]
NextEra Energy	80,000	6,688
Food & Staples Retailing [4.6%]
Costco Wholesale	21,000	9,587
Walmart	46,000	6,522
Total Food & Staples Retailing		16,109
Health Care Equipment & Supplies [3.0%]
Becton Dickinson	24,000	6,103
Edwards Lifesciences *	57,000	4,253
Total Health Care Equipment & Supplies		10,356
Health Care Providers & Services [5.8%]
HCA Healthcare	18,000	4,319
UnitedHealth Group	30,000	15,906
Total Health Care Providers & Services		20,225

Description	Shares	Value (000)
Hotels, Restaurants & Leisure [4.2%]
McDonald's	33,000	$8,696
Starbucks	59,000	5,853
Total Hotels, Restaurants & Leisure		14,549
Insurance [1.0%]
Aon, Cl A	6,500	1,951
Chubb	6,600	1,456
Total Insurance		3,407
Interactive Media & Services [2.1%]
Alphabet, Cl A *	84,000	7,411
Internet & Catalog Retail [1.7%]
Amazon.Com *	70,254	5,901
IT Services [8.7%]
Accenture, Cl A	21,200	5,657
Mastercard, Cl A	34,000	11,823
Visa, Cl A	63,000	13,089
Total IT Services		30,569
Life Sciences Tools & Services [5.0%]
Danaher	31,000	8,228
Thermo Fisher Scientific	17,000	9,362
Total Life Sciences Tools & Services		17,590
Machinery [2.1%]
Trane Technologies	44,000	7,396
Media [1.6%]
Comcast, Cl A	165,000	5,770
Oil, Gas & Consumable Fuels [2.8%]
EOG Resources	49,000	6,346
ExxonMobil	17,000	1,875
Pioneer Natural Resources	6,601	1,508
Total Oil, Gas & Consumable Fuels		9,729
Pharmaceuticals [0.8%]
Zoetis, Cl A	19,000	2,784
Real Estate Investment Trusts [1.0%]
Equinix	5,600	3,668
Road & Rail [0.6%]
Old Dominion Freight Line	7,900	2,242
Semiconductors & Semiconductor Equipment [2.6%]
ASML Holding, Cl G	11,000	6,010
NXP Semiconductors	18,860	2,981
Total Semiconductors & Semiconductor Equipment		8,991
Software [8.8%]
Adobe *	20,000	6,731
Microsoft	87,000	20,864

CITY NATIONAL ROCHDALE FUNDS | PAGE 1

Schedule of Investments

December 31, 2022 (Unaudited)

City National Rochdale U.S. Core Equity Fund

Description	Shares	Value (000)
Roper Technologies	7,000	$3,025
Total Software		30,620
Specialty Retail [4.8%]
Home Depot	40,000	12,635
TJX	50,922	4,053
Total Specialty Retail		16,688
Technology Hardware, Storage & Peripherals [5.5%]
Apple	148,000	19,230
Telephones & Telecommunications [1.6%]
Walt Disney *	66,010	5,735
Water Utilities [1.4%]
American Water Works	32,000	4,877
Wireless Telecommunication Services [2.2%]
T-Mobile US *	55,000	7,700
Total Common Stock
(Cost $174,702)		340,047
Short-Term Investment [2.7%]
SEI Daily Income Trust Government Fund, Cl F, 3.810%* **	9,525,266	9,525
Total Short-Term Investment
(Cost $9,525)		9,525
Total Investments [100.0%]
(Cost $184,227)		$349,572

Percentages are based on Net Assets of $349,629 (000).

*	Non-income producing security.
**	The rate reported is the 7-day effective yield as of December 31, 2022.

ADR — American Depository Receipts
Cl — Class

As of December 31, 2022, all of the Fund’s investments are Level 1, in accordance with the authoritative guidance on fair value measurements and disclosure under U.S. GAAP.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.

CNR-QH-002-2600

CITY NATIONAL ROCHDALE FUNDS | PAGE 2